'33 Act File No. 333-137202
'40 Act File No. 811-8301

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 4	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 136	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes
SVP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  September 30, 2008.

It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b)
☑     on  September 30, 2008 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Next Generation

Corporate Owned Flexible Premium Variable Universal Life Insurance Policies

Issued by

Nationwide Life Insurance Company

Through its

Nationwide VLI Separate Account-4

Supplement dated September 30, 2008 to Prospectus dated May 1, 2008, as amended May 9, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS ASSOCIATED WITH POLICIES WITH  APPLICATIONS DATED ON OR AFTER SEPTEMBER 30, 2008.  IF YOUR POLICY'S APPLICATION IS DATED BEFORE SEPTEMBER 30, 2008.  THE CONTENTS OF THIS SUPPLEMENT ARE NOT APPLICABLE TO YOUR POLICY.

1.
Fee Table.  The “Periodic Charges Other Than Mutual Fund Operating Expenses” table is amended by deleting the Base Policy Cost of Insurance, Supplemental Insurance Rider Cost of Insurance, Base Policy Specified Amount Charge, and Supplemental Insurance Rider Specified Amount Charge and replacing them with the following:

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C and D where applicable)
Base Policy Cost of Insurance(1)

Maximum(2)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, Death Benefit option 1, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount At Risk (3)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.24	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.21	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.22	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.24

Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Supplemental Insurance Rider Cost of Insurance(4)

Maximum (2)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount at Risk(3)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.16	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.10
Base Policy Specified Amount Charge Maximum Current(5)	Monthly	$0.40 per $1,000 of Base Specified Amount. $0.08 per $1,000 of Base Specified Amount.
Supplemental Insurance Rider Specified Amount Charge Maximum Current (6)	Monthly(4)	$0.40 per $1,000 of Rider Specified Amount. $0.02 per $1,000 of Rider Specified Amount.

 (1) The Cost of Insurance Charge varies according to the Insured’s age, gender (if not unisex classified), tobacco use, substandard ratings, underwriting class, the number of years from the Policy Date, the Base Specified Amount, and the elected policy component configurations.  The Cost of Insurance Charge for coverage under the Supplemental Insurance Rider is different.

(2) The maximum Cost of Insurance does not include substandard rated policies.  For substandard rated policies, the maximum Cost of Insurance is $125.00 per $1,000 of Net Amount at Risk, taken proportionally from the Sub-Accounts and fixed account.

(3) This amount may not be representative of your cost.  Ask for a policy illustration for information on your cost.

(4) This charge will only be assessed if you purchase this optional rider.

 (5) This charge is only assessed on the Base Specified Amount.  A different charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Base Specified Amount.

(6) This charge is only assessed on the Rider Specified Amount.  A different charge will be applied for any Base Specified Amount under the policy.   For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount.

2.           Purchasing the Policy.  The "Purchasing the Policy" sub-section of "The Policy" section of the prospectus is amended by adding the following:

We reserve the right to modify the minimum annual premium per owner on a prospective basis to newly issued policies at any time.

3.	Base Specified Amount Charge. The "Base Specified Amount Charge" sub-section of the "Policy Charges" section of the prospectus is deleted and replaced with the following:

Base Specified Amount Charge

We deduct a monthly Base Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount and is the same for all base policy component configurations.  The maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

The table below shows the current Base Specified Amount Charges.  The Base Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Base Specified Amount Charges

Policy Year	Amount of Total Specified Amount
1 through 20	$0.08 per $1,000
21 and thereafter	$0.01 per $1,000

A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider.  If you elect that rider, the total specified amount charges you pay will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.   To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.   For further explanation of this blending, including an example, see the “Supplemental Insurance Rider Specified Amount Charge” section below.

4.
Supplemental Insurance Rider Specified Amount Charge.  The paragraphs under the sub-heading "Rider Specified Amount Charge" of the sub-section "Supplemental Insurance Rider Specified Amount Charge" in the "Policy Riders and Rider Charges" section of the prospectus is deleted and replaced with the following:

Rider Specified Amount Charge

If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the rider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.

The Rider Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account. The table below shows the current Rider Specified Amount Charges.

Rider Specified Amount Charges

Policy Year	Amount of Total Specified Amount
1 through 20	$0.02 per $1,000
21 and thereafter	$0.01 per $1,000

The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.

Here is an example of how charges are blended if you elect Base Specified Amount and Rider Specified Amount.

For this example, assume the following:

Total Specified Amount = $150,000.

Base Specified Amount = 50% or $75,000.

Rider Specified Amount = 50% or $75,000.

The policy is less than 20 years old.

The charges are calculated in three parts.

The first part uses the following formula:

Base Specified Amount Charge  = [(BA x BSAC)] x [$TSA/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

TSA = Total Specified Amount Base Specified Amount Charge = [(50%x$0.08)]x[$150,000/$1,000] = $6.00

           The second part uses the following formula:

Rider Specified Amount Charge  = [(RA x RSAC)] x [$TSA/$1,000]

Where:

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

TSA = Total Specified Amount

Rider Specified Amount Charge = [(50%x$0.02)]x[$150,000/$1,000] = $1.50

The third part simply adds the results of the first two formulas:

= [$6.00] + [$1.50]

= $7.50

5.	Policy Maturity. The "Policy Maturity" section of the prospectus is deleted and replaced with the following:

Policy Maturity

The Maturity Date of the policy will automatically be extended if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the Extending the Maturity Date section below for additional information.  Note:  if the Supplemental Insurance rider is in effect, the Maturity Date with respect to Rider Specified Amount is not extended.  The Maturity Date will not be extended if such extension would cause the policy to fail the definition of life insurance under the Code.

If you elect not to extend the Maturity Date and the policy is In Force, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office.  The payment of Proceeds will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness and will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

If the Maturity Date is extended the new Maturity Date will be the date of the Insured's death, at which time we will pay the Proceeds to the Beneficiary.  During this Maturity Date extension, the policy will operate the same as it did prior to the extension, except as follows:

(1)	no changes to the Total Specified Amount will be allowed;

(2)	the Proceeds will equal the Cash Value;

(3)	Death Benefit Options 2 and 3 will be changed to a revised Death Benefit 1 where the death benefit equals the Cash Value only;

(4)	no additional Premium payments will be allowed;

(5)	no additional periodic charges will be deducted; and

(6)	100% of the policy's Cash Value will be transferred to the fixed account.

When the Maturity Date has been extended, we will endorse the policy to reflect the changes above.

6.	The definition of Maturity Date. The Maturity Date definition in the "Appendix B: Definitions" section of the prospectus is deleted and replaced with the following:

Maturity Date – The date on which insurance coverage provided by the Policy is scheduled to end.  The Policy is automatically extended past the Maturity Date with modified benefits unless you elect otherwise. The Maturity Date is the anniversary of the Policy Date on or next following the Insured's 100th birthday.

7.
Appendix C: Blending Examples of Policy Charges.  The Blending Examples of Policy Charges in the "Appendix C: Blending Examples of Policy Charges" section of the prospectus is deleted and replaced with the following:

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

Example #1 - Total Specified Amount Equals
Base Specified Amount
			Blended
	Component B	Component D	50% Comp B and
			50% Comp D
	Premium Load
Yr 1	10.00%	0.00%	5.00%(1)
Yr 2	8.00%	0.00%	4.00%
Yr 3	6.00%	0.00%	3.00%
Yr 4	4.00%	0.00%	2.00%
Yr 5+	2.00%	0.00%	1.00%
	Deferred Premium Load
Yr 1	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%

Monthly Charges
Ratio of CV to 7-Pay	Annualized Variable Sub-Account Asset Charge
Under 125%	0.25%	0.60%	0.43%(2)
125%-249%	0.23%	0.55%	0.39%
250%-374%	0.20%	0.50%	0.35%
375%-499%	0.18%	0.46%	0.32%
500%-649%	0.16%	0.42%	0.29%
	Specified Amount Charge

Yr 1	$12.00(3)	$12.00	$12.00
Yr 2	$12.00	$12.00	$12.00
Yr 3	$12.00	$12.00	$12.00
Yr 4	$12.00	$12.00	$12.00
Yr 5	$12.00	$12.00	$12.00
	Cost of Insurance Per $1,000 for Issue Age 45

Yr 1	0.082	0.160	0.121
Yr 2	0.101	0.174	0.138
Yr 3	0.120	0.190	0.155
Yr 4	0.140	0.207	0.174
Yr 5	0.163	0.225	0.194

(1) Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2) Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(3) $12.00 Specified Amount Charge = [(Total Specified Amount) ($.08)/1,000]

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)
Example #2 - Base and Rider Specified Amounts Equal 80% and 20% of Total Specified Amount, Respectively

							Blended 50% Comp B
	Component B			Component D			and 50% Comp D

		Target	Excess		Target	Excess		Target	Excess
	Premium Load
Yr 1		10.00%	2.00%		0.00%	0.00%	5.00%(4)		1.00%
Yr 2		8.00%	2.00%		0.00%	0.00%	4.00%		1.00%
Yr 3		6.00%	2.00%		0.00%	0.00%	3.00%		1.00%
Yr 4		4.00%	2.00%		0.00%	0.00%	2.00%		1.00%
Yr 5+		2.00%	2.00%		0.00%	0.00%	1.00%		1.00%
	Deferred Premium Load
Yr 1		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Yr 2-5		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%
Monthly Charges
			80/20 Blend Component B			80/20 Blend Component D			80/20 Blend
	Base	Rider		Base	Rider		Base	Rider

	Annualized Variable Sub-Account Asset Charge
Ratio of CV to 7-Payay
Under 125%	0.25%	0.16%	0.23%(5)	0.60%	0.30%	0.54%	0.43%	0.23%	0.39%(6)
125%-249%	0.23%	0.15%	0.21%	0.55%	0.27%	0.49%	0.39%	0.21%	0.35%
250%-374%	0.20%	0.14%	0.19%	0.50%	0.24%	0.45%	0.35%	0.19%	0.32%
375%-499%	0.18%	0.13%	0.17%	0.46%	0.22%	0.41%	0.32%	0.18%	0.29%
500%-649%	0.16%	0.12%	0.15%	0.42%	0.20%	0.38%	0.29%	0.16%	0.26%
	Specified Amount Charge
Yr 1	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 2	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 3	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 4	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
Yr 5	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20	$12.00	$3.00	$10.20
	Cost of Insurance Per $1,000 for Issue Age 45
Yr 1	0.082	0.059	0.077	0.160	0.072	0.142	0.121	0.066	0.110
Yr 2	0.101	0.068	0.094	0.174	0.078	0.155	0.138	0.073	0.125
Yr 3	0.120	0.079	0.112	0.190	0.086	0.169	0.155	0.083	0.141
Yr 4	0.139	0.092	0.130	0.207	0.093	0.184	0.173	0.093	0.157
Yr 5	0.163	0.107	0.152	0.225	0.102	0.200	0.194	0.105	0.176

(4) 5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5) 0.23% Variable Sub-account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(6) 0.39% Blended Variable Sub-account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]

Next Generation

Corporate Owned Flexible Premium Variable Universal Life Insurance Policies

issued by

Nationwide Life Insurance Company

through

Nationwide VLI Separate Account-4

The date of this prospectus is May 1, 2008, as amended May 9, 2008.

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy.  We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
U.S. Mail:	Nationwide Life Insurance Company
Corporate Insurance Markets
One Nationwide Plaza (1-11-08)
Columbus, OH 43215-2220

You should carefully read your policy along with this prospectus. This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide corporate entities a vehicle to informally finance certain employee benefit plans.. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

This policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders.  Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus.  There are no additional charges associated with the Enhancement Benefit, but the Enhancement Benefit does result in overall charges of the policy being slightly higher when compared to not having an Enhancement Benefit as part of the policy.  The value of this benefit may be more than off-set by the additional charges associated with offering such a benefit.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	3
In Summary: Policy Risks	4
In Summary: Fee Tables	6
Policy Investment Options	11
Fixed Account
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	14
Sub-Account Transfers
Fixed Account Transfers
Submitting a Transfer Request
The Policy	16
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Enhancement Benefit
Changing the Amount of Base Policy Insurance Coverage
The Minimum Required Death Benefit
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reports, and Illustrations
Policy Charges	22
Premium Load
Deferred Premium Load
Base Policy Cost of Insurance
Sub-Account Asset Charge
Base Specified Amount Charge
Administrative Charge
Illustration Charge Policy Rider Charges Mutual Fund Operating Expenses A Note on Charges Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	28
Change of Insured Rider
Supplemental Insurance Rider
Policy Owner Services	33
Dollar Cost Averaging
Policy Loans	33
Loan Amount and Interest Charged
Collateral and Interest Earned
Net Effect on Policy Loans
Repayment
Lapse	34
Grace Period
Reinstatement
Surrenders	35
Full Surrender
Partial Surrender

1

Table of Contents (continued)
The Death Benefit	34
Calculation of the Death Benefit
Death Benefit Options
Maximum Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	38
Extending the Maturity Date
Payment of Policy Proceeds	38
Taxes	38
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	44
Nationwide VLI Separate Account-4	44
Organization, Registration, and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	45
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	48
Appendix A: Sub-Account Information	49
Appendix B: Definitions	58
Appendix C: Blending Examples of Policy Charges	61

2

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage.  While the policy is In Force, we will pay the Death Benefit to your Beneficiary when the Insured dies.

Your Choice of Death Benefit Options

You choose one of three (3) available Death Benefit options.

Payout

You or your Beneficiary may choose to receive the Policy Proceeds: (1) in a lump sum, or (2) or may leave the proceeds on deposit with us in an interest-bearing account.

Riders

You may elect any of the available Riders.  Rider availability varies by state and there may be an additional charge.  Riders available:

•	Change of Insured Rider (available at no charge); and
•	Supplemental Insurance Rider.

Choice of Charge Structure

We offer charge structures, or "policy components," that permit policy purchasers to determine how to apportion policy expenses (including distribution expenses) over the life of the policy.  Each of the policy components applicable to the Base Specified Amount and Rider Specified Amount apportions charges in a different manner between monthly charges, premium loads and deferred premium loads.  At the time of application, you select a policy component configuration to apply to your Total Specified Amount.  Some of the charges associated with the policy are lower under the policy components applied to Rider Specified Amount when compared to the corresponding policy component applied to Base Specified Amount.  Compensation paid to broker~~-~~dealer firms will depend upon the configuration of policy components chosen.  We have summarized below the policy components that currently are available under the policy.

•
Policy Component A has a Premium Load that declines each year over the first 5 policy years, and a Deferred Premium Load that is based on Premium paid in the first policy year and is charged in policy years 2-5.  The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, the administrative charge, and the sub-account asset charge) under this policy component will be lower than those under Policy Components B and C during the first four years, and lower than Policy Component D in all years.

•
Policy Component B has a Premium Load that declines over the first five policy years.  No Deferred Premium Load applies under this policy component.  The aggregate current monthly charges are lower than those for:  Policy Component A after the first four policy years; Policy Component C after the first ten policy years; and Policy Component D in all policy years.

•
Policy Component C has a current Premium Load that is lower than the Premium Load on Policy Components A and B, and declines over a shorter, 4 year, period.  No Deferred Premium Load applies.  The aggregate current monthly charges are higher than those for Policy Component B during the first ten policy years, and similar thereafter.  The aggregate current monthly charges are higher than those for Policy Component A during the first four policy years, and similar thereafter.  The current monthly charges are lower than those for Policy Component D in all policy years.

•	Policy Component D has no Premium Load or Deferred Premium Load, and higher aggregate current monthly charges when compared to Policy Components A, B and C.

Your representative can provide you illustrations demonstrating the differences among various policy component configurations and combinations of coverage under the base policy and the Supplemental Insurance Rider.  You should consider your policy component configurations carefully, as they impact the charges assessed and total compensation paid on your policy.  Once the policy has been issued, changes to the policy component configurations are permitted only with our approval.

3

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;

•	increase or decrease the Base Specified Amount and Rider Specified Amount;

•	change your beneficiaries; and

•	change who owns the policy.

Access to Cash Value

Subject to conditions, you may:

•	Take a policy loan of no more than 90% of the Cash Value. The minimum loan amount is $500.

•	Take a partial surrender of at least $500.

•	Surrender the policy for its Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value will be the Cash Value, less any Indebtedness, plus any Enhancement Benefit.

Premium Flexibility

You will not be required to make Premium payments according to a schedule.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to the fixed account or to one or more Sub-Accounts.

The fixed account will earn interest daily at an annual effective rate of no less than the stated interest crediting rate shown on the Policy Data Page.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-4 contains one Sub-Account for each of the mutual funds offered in the policy.  The value of that portion of your Cash Value invested in the Sub-Accounts will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer Cash Value between the fixed account and the variable investment options, subject to certain conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, the Beneficiary generally will not have to include the Death Benefit as taxable income.  Estate taxes will apply if the policy is transferred to an individual.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during your examination right the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You will incur fees at the time of purchase that may more than offset any favorable Investment Experience.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

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Unfavorable Investment Experience

The Sub-Accounts to which you choose to allocate Net Premium may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Policy Component Allocations

There is an increased risk of Lapse in instances where there is too great an allocation to policy components A, B, or C, in conjunction with little or no renewal Premiums paid.

Effect of Partial Surrenders and Policy Loans on Investment Experience

Partial surrenders or policy loans may accelerate a Lapse.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Accounts you choose and the fixed account, too, if there is insufficient cash value in the Sub-Accounts.  Thus, the remainder of your policy's Cash Value would have to generate enough positive Investment Experience to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).   Partial surrenders will also decrease the Death Benefit and Total Specified Amount.  Policy loans do not participate in positive Investment Experience; therefore loans may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender may decrease the policy’s Death Benefit, depending on how the Death Benefit relates to the policy’s Cash Value and whether the partial surrender qualifies as “Preferred.”

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment on modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

In addition to allocating your Net Premium to one or more of the Sub-Accounts described above, you may direct part of your Net Premium into the fixed account.

Transfers to the fixed account.  You may transfer amounts between the fixed account and the Sub-Accounts, subject to limits, without penalty or adjustment.  Except as outlined in the “Exchanging the Policy Provisions,” we reserve the right to limit the allocations to the fixed account to no more than 25% of the Cash Value.

Transfers from the fixed account.  We reserve the right to limit you to one transfer from the fixed account to the Sub-Accounts during any ninety (90) day period.  We reserve the right to limit the amount that you may transfer during a policy year to the greater of:  (a) 15% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.

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In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering from the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you apply Premium to the policy.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted By Policy Component (A, B, C and D)
Premium Load(1) Target Premium Maximum(2) Current(3) Excess Premium Maximum Current	Upon making a Premium payment	A	B	C	D
		10% 10% 10% 2%	10% 10% 10% 2%	10% 8% 10% 2%	10% 0% 10% 0%
Illustration Charge(4) Maximum Current	Upon requesting an illustration	$25 (flat fee applies regardless of policy component configurations) $0 (flat fee applies regardless of policy component configurations)

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.  Unless otherwise specified, all charges are deducted proportionally from the Sub-Accounts and the fixed account.

Periodic Charges Other Than Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted From Cash Value (deductions are separated by Policy Component A, B, C and D where applicable)
Deferred Premium Load(5) Target Premium Maximum Current(6) Excess Premium Maximum Current	On the anniversary of the Policy Date in policy years 2 through 5	A	B	C	D
		2% 2% 2% 0.5%	2% 0% 2% 0%	2% 0% 2% 0%	2% 0% 2% 0%
Base Policy Cost of Insurance(7)

Maximum(8)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, Death Benefit option 1, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount At Risk (9)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.33	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.31	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.32	$83.33 per $1,000 of Net Amount At Risk. $0.03 per $1,000 of Net Amount At Risk. $0.30

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Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Supplemental Insurance Rider Cost of Insurance(10)

Maximum (8)

Minimum

Representative: an individual issue age 40, non-tobacco, in the tenth policy year, issued on a short-form, non-medical basis.
Representative Cost by Policy Component Net Amount at Risk(9)
	Monthly	A	B	C	D
		$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.20	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.24	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.24	$83.33 per $1,000 of Rider Net Amount at Risk. $0.02 per $1,000 of Rider Net Amount at Risk. $0.15
Base Sub-Account Asset Factor Charge(11) (taken proportionally from the Sub-Accounts) Maximum Current(13)	Monthly, based on an annual rate(12)	A	B	C	D
		1.25% 0.30%	1.25% 0.25%	1.25% 0.25%	1.25% 0.60%
Supplemental Insurance Rider Sub-Account Asset Factor Charge(11) Maximum Current	Monthly, based on an annual rate(12)	A	B	C	D
		1.25% 0.20%	1.25% 0.16%	1.25% 0.16%	1.25% 0.30%
Base Policy Specified Amount Charge Maximum Current(14)	Monthly	$0.40 per $1,000 of Base Specified Amount. $0.30 per $1,000 of Base Specified Amount.
Supplemental Insurance Rider Specified Amount Charge Maximum Current (15)	Monthly(10)	$0.40 per $1,000 of Rider Specified Amount. $0.05 per $1,000 of Rider Specified Amount.

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Periodic Charges Other Than Mutual Fund Operating Expenses (Continued)
Administrative Charge Maximum Current	Monthly	$10 per policy. $5 per policy.
Policy Loan Interest Charge (16) Maximum Current	Annually, or on an increase or repayment of the loan	3.50% of Indebtedness. 2.80% of Indebtedness.(17)

Representative costs may vary from the cost you would incur.  Ask for an illustration for information on the costs applicable to your policy.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.27%	Maximum 1.81%

(1) The Premium Load will vary according to the amount of annual Target Premium and Excess Premium, and the blending of the policy component configuration you select.

(2) The maximum guaranteed premium load applied to all policy components as a percentage of each Premium (whether Target Premium or Excess Premium) declines on the following schedule:

Policy Year	1	2 through 5	6 and thereafter
Premium Load	10%	8%	5%

(3) Each policy component has a different declining premium load assessed on each Premium payment in accordance with the table listed below.  The ultimate Premium Load you pay depends on your policy component configuration and whether Premium paid is Target Premium or Excess Premium.
Premium Loads on Target Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	10%	10%	8%	0%
2	8%	8%	6%	0%
3	6%	6%	4%	0%
4	4%	4%	2%	0%
5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%

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Premium in excess of target is assessed a different Premium Load in accordance with the table below.

Premium Loads on Excess Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	2%	2%	2%	0%
2 – 5	2%	2%	2%	0%
6 and thereafter	2%	2%	2%	0%

Target Premium is 100% of the maximum annual Premium allowed under the Internal Revenue Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Base Specified Amount; (iii) you are paying seven level, annual Premiums; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.

(4) If we begin to charge for illustrations, you will be expected to pay the Illustration Charge by check at the time of the request.  This charge will not be deducted from the policy’s Cash Value.

(5) The Deferred Premium Load (maximum guaranteed and current) will vary according to the amount of aggregate Premium payments made in policy year 1, the amount of term insurance coverage purchased via the Supplemental Insurance Rider, and the policy component configurations you select.

(6) Each policy component has a different deferred premium load assessed on each Premium payment in accordance with the tables listed below.  The ultimate deferred premium load you pay depends on your policy component configuration and whether Premium paid is Target Premium or Excess Premium.

Deferred Premium Loads on Target Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	2%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%

Deferred Premium Loads on Excess Premium
Policy Year	Policy Component A	Policy Component B	Policy Component C	Policy Component D
1	0%	0%	0%	0%
2-5	0.5%	0%	0%	0%
6 and thereafter	0%	0%	0%	0%

(7) The Cost of Insurance Charge varies according to the Insured’s age, gender (if not unisex classified), tobacco use, substandard ratings, underwriting class, the number of years from the Policy Date, the Base Specified Amount, and the elected policy component configurations.  The Cost of Insurance Charge for coverage under the Supplemental Insurance Rider is different.

(8) The maximum Cost of Insurance does not include substandard rated policies.  For substandard rated policies, the maximum Cost of Insurance is $125.00 per $1,000 of Net Amount at Risk, taken proportionally from the Sub-Accounts and fixed account.

(9) This amount may not be representative of your cost.  Ask for a policy illustration for information on your cost.

(10) This charge will only be assessed if you purchase this optional rider.

(11) This charge is a charge assessed by us based on assets allocated to the Sub-Accounts and is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

(12) The maximum guaranteed annual rate for this charge is 1.25%, but ultimate charges assessed may be higher or lower because the charge is taken monthly rather than annually.  Values in the table are listed at the annual rate. Maximum guaranteed annual and monthly rates are also shown on the Policy Data Pages.   A detailed table of annual rate charges is listed in the “Sub-Account Asset Charge” sub-section of the “Policy Charges” section of this prospectus.

(13) The Sub-Account Asset Charges vary according to the ratio of the Cash Value to the maximum annual Premium allowed under the Internal Revenue Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the Total Specified Amount; and (iii) seven level, annual Premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.  The current

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charges shown here are the highest amounts we currently apply.  For details, see the Base Sub-Account Asset Charge sub-section of the “Policy Charge” section of this prospectus and the Rider Sub-Account Asset Charge sub-section of the “Policy Riders and Rider Charges” section of this prospectus.

(14) This charge is only assessed on the Base Specified Amount.  A different charge will be applied for any Rider Specified Amount under the Supplemental Insurance Rider.  For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Base Specified Amount.  For Total Specified Amount in excess of $50,000, the current charge applied to amounts attributable to Base Specified Amount per $1,000 for such excess amounts is $0.09 for policy years 1 through 20 and $0.01 for policy years 21 and later.

(15) This charge is only assessed on the Rider Specified Amount.  A different charge will be applied for any Base Specified Amount under the policy.   For policy years 21 and later, the charge applied per $1,000 is reduced to $0.01 per $1,000 of Rider Specified Amount.  For Total Specified Amount in excess of $50,000, the current charge applied per $1,000 for such excess amounts is $0.01 for all policy years.

(16) The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the Policy Loan Account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.

(17) The current charge is reduced in policy years 16 through 30 to 2.55% and to 2.10% policy years 31 and later.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed account.  Allocation instructions must be in whole percentages and must be at least one percent (1%) and the sum of the allocations must equal 100%.

Fixed Account

Net Premium that you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  Except as provided in the “Exchanging the Policy” section later in this prospectus, we reserve the right to limit allocations to the fixed account to no more than 25% of the policy’s Cash Value.

The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.

The general account contains all of our assets other than those in the separate accounts, and funds the fixed account.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  We bear the full investment risk for all amounts allocated to the fixed account.  The amounts you allocate to the fixed account will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to the fixed account will be credited interest daily at a net effective annual interest rate of no less than the interest crediting rate shown on the Policy Data Page.  Interest crediting rates are set at the beginning of each calendar month, but are subject to change at any time, in our sole discretion.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Interest that we credit to the fixed account may be insufficient to pay the policy’s charges.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.  The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will

11

receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account’s assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.

The Sub-Accounts available through this policy are listed below.  Appendix A contains additional information about each of the available Sub-Accounts, including its respective investment type, adviser, and expense information.  For more information on the mutual funds, please refer to “Appendix A: Sub-Account Information” and/or the prospectuses for the mutual funds.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series I Shares
•	AIM V.I. International Growth Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein International Value Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Funds Insurance Series
•	Asset Allocation Fund: Class 2
•	Bond Fund: Class 2
BlackRock
•	BlackRock Large Cap Core V.I. Fund: Class II
Davis Variable Account Fund, Inc.
•	Davis Value Portfolio
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund – International Value Portfolio: Initial Shares
DWS Variable Series II
•	Dreman High Return Equity VIP: Class B
•	Dreman Small Mid Cap Value VIP: Class B
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Freedom 2015 Portfolio: Service Class
•	VIP Freedom 2020 Portfolio: Service Class
•	VIP Freedom 2025 Portfolio: Service Class
•	VIP Freedom 2030 Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Global Income Securities Fund: Class 2
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Legg Mason Partners Variable Portfolios I, Inc.
•	Legg Mason Partners Small Cap Growth Portfolio: Class I
Lincoln Variable Insurance Products Trust
•	Baron Growth Opportunities Fund: Service Class
Lord Abbett Series Fund, Inc.
•	Mid-Cap Value Portfolio: Class VC
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
•	Research International Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT International Equity Fund: Class I (Formerly, Gartmore NVIT International Growth Fund: Class I)
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	NVIT Government Bond Fund: Class (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT International Index Fund: Class II
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)

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➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class V (Formerly, Nationwide NVIT Money Market Fund: Class V)
•	NVIT Multi-Manager Large Cap Growth Fund:
Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class I
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class I
•	Van Kampen NVIT Multi Sector Bond Fund:
Class I*
Neuberger Berman Advisers Management Trust
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA:
Non-Service Shares
•	Oppenheimer Global Securities Fund/VA:
Non-Service Shares
PIMCO Variable Insurance Trust
•	All Asset Portfolio: Administrative Class
•	Foreign Bond Portfolio (unhedged): Administrative Class
•	Low Duration Portfolio: Administrative Class
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio:
Class I Shares
•	Pioneer High Yield VCT Portfolio: Class I Shares*
Putnam Variable Trust
•	Putnam VT Small Cap Value Fund: Class IB
Royce Capital Fund
•	Royce Micro-Cap Portfolio: Investment Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Personal Strategy Balanced Portfolio
Van Kampen
   The Universal Institutional Funds, Inc.
•	Capital Growth Portfolio: Class I (Formerly, Equity Growth Portfolio: Class I)
•	Emerging Markets Debt Portfolio: Class I
•	Global Real Estate Portfolio: Class II
•	Mid Cap Growth Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Hard Assets Fund: Initial Class
W&R Target Funds, Inc.
•	Asset Strategy Portfolio
•	Growth Portfolio
•	Real Estate Securities Portfolio
•	Science and Technology Portfolio
Wells Fargo Advantage Variable Trust Funds
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Small Cap Growth Fund

The following sub-account is only available in policies issued before December 31, 2008

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Valuation of Accumulation Units

We account for the value of your interest in the Sub-Accounts by using Accumulation Units.  The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Net Premium you allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account, which is determined at the end of the Valuation Period that the allocation was received.  The value of each Accumulation Unit varies daily based on the Investment Experience of the mutual fund in which the Sub-Account invests.

On each day that the New York Stock Exchange (“NYSE”) is open, each of the mutual funds in which the Sub-Accounts invest will determine its Net Asset Value (“NAV”) per share.  We use each mutual fund's NAV to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as “pricing” the Accumulation Units.

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We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction that you submit on a day when the NYSE is closed will not be effective until the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

●New Year's Day	●Independence Day
●Martin Luther King, Jr. Day	●Labor Day
●Presidents’ Day	●Thanksgiving
●Good Friday	●Christmas
●Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

The value of the Accumulation Units in your policy will vary daily depending on the Investment Experience of the mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a “net investment factor,” as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a) is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as “market-timing” or “short-term trading”).  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to

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implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Policies Owned by Non-Natural Persons.  For policies owned by a corporation or another legal entity, we monitor transfer activity for potentially harmful investment practices, but we do not systematically monitor the transfer instructions of individual persons.  Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions.  It is our intention to protect the interests of all policy owners.  It is possible, however, for some harmful trading to go on undetected by us.  For example, in some instances, an entity may make transfers based on the instructions of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs.  We do not systematically monitor the transfer instructions of these individual persons.  We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size.  If two or more transfer events are submitted within a 30-day period, we may impose conditions on your ability to submit trades.  These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a 12-month period.

Other Restrictions.  We reserve the right to refuse, restrict or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

In addition, we may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner’s Sub-Account value.  We will remit all such fees to the underlying mutual fund.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.

We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may make transfers involving the fixed account subject to the limits below, without penalty or adjustment.  These transfers will be in dollars.  We reserve the right to limit the frequency of transfers involving the fixed account.

Transfers to the Fixed Account.  Except as provided in the “Exchanging the Policy” section later in this prospectus for transfers to the fixed account, we reserve the right to refuse any transfer to the fixed account if after such transfer, the fixed account would comprise more than 25% of the policy’s Cash Value.

Transfers from the Fixed Account.  On transfers from the fixed account, we reserve the right to limit: (1) the amount you can transfer from the fixed account to the Sub-Account(s) to the greater of: (a) 15% of that portion of the Cash Value attributable

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to the fixed account as of the end of the previous policy year; or (b) 120% of the amount transferred from the fixed account during the previous policy year; and (2) the number of transfers to one during any ninety day period.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. mail. Our contact information is on the first page of this prospectus.  When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communication, subject to limitations.

In instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading.  If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts.  Please see “Sub-Account Transfers” earlier in this prospectus.

We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

Any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page(s); and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit (including the Supplemental Insurance Rider Death Benefit, if applicable) and Cash Value accordingly.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president and corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the Owner named in the application or as a result of a valid assignment.  The purchaser and initial Owner must be: (i) a corporation; or (ii) a legal entity established by a corporation.  The Insured is the person named in the application.  The Owner must have an insurable interest in the Insured up to the full amount of coverage.  Otherwise, this policy will not qualify as life insurance under applicable state and federal tax law.  You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of coverage to ensure that you maintain a sufficient insurable interest.

The Owner may exercise all policy rights and options while the Insured is alive and may change the policy to the extent permitted by its terms.

You may name a different policy owner (while the Insured is alive) by submitting a written request satisfactory to us to our Home Office.  Any such change request will become effective as of the date signed.  However, it will not affect any payment made or action taken by us before the change was recorded by us.  There may be adverse tax consequences to changing

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parties of the policy.  We reserve the right to modify the Enhancement Benefit if a new Owner is named.

Beneficiaries.  The principal right of a Beneficiary is to receive the Death Benefit upon the Insured's death.  You designate the Beneficiary(ies) in the application for the policy.  As long as the Insured is alive, you may: name more than one Beneficiary, designate primary and contingent Beneficiaries, and change or add Beneficiaries and direct us to distribute Proceeds other than described below.

If a primary Beneficiary dies before the Insured, we will pay the Death Benefit to any surviving primary Beneficiaries.  Unless you specify otherwise, we will pay multiple primary Beneficiaries in equal shares.  A contingent Beneficiary will become the primary Beneficiary if all primary Beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent Beneficiary.  Unless you specify otherwise, we will also pay multiple contingent Beneficiaries in equal shares.  If no Beneficiary or contingent Beneficiary is alive upon the Insured’s death, we will pay the Death Benefit to you.

To change or add Beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it. We may also require that you send us your policy for endorsement before we record the change.

Purchasing a Policy

The policy is available for Insureds between the ages of 18 and 79 (ages may vary in your state).  To purchase the policy, you must submit to us a completed application and the minimum initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  Because this is Corporate Owned Variable Universal Life Insurance, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for (including policy component configurations) is appropriate for us to assume in placing the policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Specifically, if we have previously issued you policies that have aggregate scheduled annual premiums in excess of $15 million, we reserve the right to refuse to issue an additional policy to you.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Total Specified Amount in most states is $50,000.  We reserve the right to modify the minimum Total Specified Amount on a prospective basis to newly issued policies at any time.

Initial Premium Payment:  The initial Premium payment is due on the Policy Date.  Any due and unpaid policy charges will be subtracted from the initial Premium payment.  Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid.  You may pay the initial Premium to our Home Office or to our authorized representative.  The minimum initial Premium payment is shown on the Policy Data Page.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

The amount of your required minimum initial Premium payment will depend on the following factors: the initial Total Specified Amount, Death Benefit option elected, any Riders elected, the policy component allocation you select, the Insured's age, health, and activities.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  (Any initial Net Premium designated to be allocated to the fixed account will be so allocated immediately upon receipt.)  If you live in a state that requires us to refund the initial Premium upon exercise of the free look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account or in the fixed account until the free look period expires.  At the expiration of the free look period, we will transfer the amount designated to be allocated to the Sub-Accounts to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account.  On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Insurance Coverage Effective Date:  Unless your policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:

•	the date we certify that the complete application materials have been submitted by the Owner and the underwriting conditions have been satisfied; or

•	the Policy Date; or

•	the date the initial Premium is received at our Home Office.

If your policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:

•	the date the insurance carrier of the exchanged policy authorizes payment of such policy’s proceeds to us; or

17

•
the date we certify that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least 3 months.

We have the right to reject any application for insurance; in which case we will return your Premium within 2 business days of the date we make the decision to reject your application.

With respect to policy reinstatement, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date we approve the reinstatement.  With respect to Base Specified Amount or Rider Specified Amount increases, an approved increase will have an effective date of the monthly anniversary of the Policy Date on or next following the date we approve the supplemental application unless you request, and we approve a different date. With respect to any decrease in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date that falls on or next following the date we receive your request.

Insurance coverage will end upon the occurrence of any of the following: you request in writing to terminate coverage, the Insured dies, we pay the Maturity Proceeds, the Grace Period ends, or you surrender the policy in full.

Right to Cancel (Examination Right)

You may cancel your policy during the free look period.  The free look period expires on the latest of: (i) 10 days after you receive the policy (or longer if required by state law); (ii) 45 days after you sign the application for this policy; or (iii) 10 days after we deliver to you a “Notice of Withdrawal Right.” If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.  Within 7 days, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $25.  We will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk.

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

The Cash Value of the policy is not guaranteed.  The Cash Value will vary depending on how you allocate your Net Premium.  Amounts allocated to the fixed account and Policy Loan Account vary based on the daily crediting of interest to those accounts.  Amounts allocated to the Sub-Accounts vary daily based on the Investment Experience.  The Cash Value will also vary because we deduct the policy's periodic charges from it, as described below.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the following values:

1.	Accumulation Unit values resulting from the Net Premium you have allocated to the fixed investment option:

2.	amounts held in the Policy Loan Account; and

3.	Accumulation Unit values resulting from Net Premium you have allocated to the Sub-Accounts.

In the event of surrender of your policy, the value of the Policy Loan Account on the date of surrender will be subtracted from proceeds.

We will determine the value of the assets in the Sub-Accounts at the end of each Valuation Period.  We will determine your Cash Value at least monthly. To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

18

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the Sub-Accounts and, if necessary, an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.

Similarly, when we assess certain charges or deductions, a number of Accumulation Units from the Sub-Accounts and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the Cash Value.  Unless you direct otherwise, we make these deductions in the same proportion that your interests in the Sub-Accounts and the fixed account bear to the policy’s Cash Value.

The Cash Value in the fixed account and the Policy Loan Account are credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  Upon request, we will inform you of the current applicable rates for each account.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any monthly deductions for policy charges, plus or minus any Investment Experience, and minus any partial surrenders.

The Cash Value will be impacted by the monthly deductions.  For each month, beginning on the Policy Date, the monthly deductions shall be calculated as:

1.  Sub-Account Asset Charge; plus

2.  Administrative Charge; plus

3.  Base Specified Amount Charge, plus

4.	Deferred Premium Load (only applied during years 2 through 5 to the monthly deduction associated with the Policy Anniversary in those years); plus

5.  the monthly cost of any additional benefits provided by any Riders; plus

6.  Base Policy Cost of Insurance.

Enhancement Benefit

An Enhancement Benefit is included in the policy and is added to the Cash Value when there is a complete surrender of the policy but is not applied to 1035 exchanges, policy loans and partial surrenders.  The Enhancement Benefit is essentially a partial return of policy charges assessed.  In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.

The purpose of the Enhancement Benefit is to allow the policy during earlier years to more closely track the corporate liability it is intended to off-set.  This is accomplished by lowering the cost associated with a surrender in early policy years.

The minimum Enhancement Benefit available in policy year 1 equals 0.10% of Premium in policy year 1.  The Enhancement Benefit will vary based on the following:

•	gender (if not unisex classified) of the Insured;

•	the elapsed time since the Policy Date;

•	Investment Experience;

•	the charges assessed to the policy;

•	the policy component configurations you select;

•	the pattern of renewal Premium payments you make.

The Enhancement Benefit may increase or decrease by policy year, but it is designed to decline to zero at the end of its scheduled duration, which is ten (10) years.  If the Supplemental Insurance Rider is in effect, the Enhancement Benefit is reduced.  The Supplemental Insurance Rider reduces the Enhancement Benefit because the lower charges associated with the Rider result in less of an enhancement required to off-set early policy year costs associated with surrender.

The Enhancement Benefit is paid from our General Account at the time the policy is completely surrendered.  We reserve the right to postpone payment of the Enhancement Benefit for up to six (6) months from the date of your surrender request.

Changing the Amount of Base Policy Insurance Coverage

You may request to change the Base Specified Amount.  Changes to the Base Specified Amount will typically alter the Death Benefit.  For more information, see “Changes in the Death Benefit Option,” beginning on page 38. Changes may result in additional charges.  We reserve the right to limit the number of changes to the Base Specified Amount to one (1) each policy year.

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Increases.  To increase the Base Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.  In most instances we do not medically underwrite, but we will medically underwrite under certain circumstances, such as a request for a large increase in Base Specified Amount.  Any request to increase the Base Specified Amount must be for at least $10,000 and the Base Specified Amount after the increase may not exceed the Maximum Death Benefit.  We always apply requests to increase Base Specified Amount in proportion it bears to Total Specified Amount.  This means if you have the Supplemental Insurance Rider, all increases will be done proportionally between your Base Specified Amount and Rider Specified Amount.   You may not elect how to allocate increases in Total Specified Amount after the Policy Date.  The Insured must be between 18 and 79 years old at the time of the request and after the increase, the Cash Surrender Value must be sufficient to keep the policy In Force for at least 3 months.  An increase in the Base Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in Base Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  Increases will be allocated among the policy components in the same manner as the most recent increase (in the absence thereof, in accordance with the original policy), unless an alternative allocation is specifically requested and approved by us.  Approved increases to the Base Specified Amount will become effective on the next monthly anniversary of the Policy Date after we approve the supplemental application unless you request, and we approve, a different date.

Decreases.  You may request to decrease the Base Specified Amount at any time after the first policy year.  We apply Base Specified Amount decreases to the most recent Base Specified Amount increase, and continue applying the decrease backwards, ending with the original Base Specified Amount.  The decreases will be applied in the same allocation of policy components that exists in the insurance being decreased, unless an alternative allocation is specifically requested and approved by us.  Decreases to the Base Specified Amount may decrease the Base Policy Cost of Insurance Charges and the Base Specified Amount Charges, depending on the Death Benefit option elected and the amount of the Cash Value.

We will deny any request to reduce the Base Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Base Specified Amount, you must submit a request to our Home Office.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test will always result in a Death Benefit that is lower in the early years and higher in the later years when compared to the guideline premium/cash value corridor test.  The guideline premium/cash value corridor test tends to produce a more favorable return if you are paying three or fewer premiums.  If you pay Premium in excess of the 7 pay Premium in a given year, then it could cause the policy to become a modified endowment contract.  If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, gender (if not unisex classified) and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Death Benefit payable under the policy should be excludable from gross income of the Beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Exchanging the Policy

At any time within the first 24 months of coverage from the Policy Date, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account.  After this election, your policy will no longer participate in the Investment Experience of the Sub-Accounts.  Rather, the policy's

20

Cash Value will be credited with the fixed account's interest rate.  To invoke this right, you must submit your request to our Home Office on our specified forms.

In addition to your right to transfer the policy’s Cash Value to the fixed account, you also have the right to exchange the policy for another policy issued by us that is not a variable insurance policy.   To make an exchange with us you will surrender this policy and use its Cash Surrender Value to purchase the new policy we underwrite on the Insured’s life, subject to: (i) our approval; (ii) our right to not permit an exchange for 24 months after the policy is issued; (iii) the Insured (a) satisfies our underwriting standards of insurability and (b) you pay all costs associated with the exchange.  You may transfer Indebtedness to the new policy.

To invoke this right, you must submit your exchange request to our Home Office on our specified forms.  The policy must be In Force and not in a Grace Period.  The exchange may have tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

Terminating the Policy

There are several ways that the policy can terminate.  All coverage under your policy will terminate when any one of the following events occurs:

•	we receive your written request to our Home Office to terminate coverage;

•	the Insured dies;

•	the Insured is alive on the Maturity Date (and you elect not to extend the Maturity Date);

•	the policy Lapses; or

•	you surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).

Assigning the Policy

You may assign any or all rights under the policy while the Insured is alive.  If you do, your Beneficiary’s interest will be subject to the person(s)/entity(ies) to whom you have assigned such rights.  Your assignment must be in a form satisfactory to us and must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding Indebtedness.  If the assignment qualifies as an exchange under Section 1035 of the Code, there shall be no Enhancement Benefit applied.  An assignment is effective as of the date we record it.  We shall not be responsible for the sufficiency or validity of any assignment.

Reports and Illustrations

We will send you transaction confirmations.  We will also send you an annual report that shows:

•	the Total Specified Amount;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	Indebtedness.

The report will also include any other information required by laws and regulations, both federal and state.  We will send these reports to the address you provide on the application unless directed otherwise.  At any time you may ask for an illustration of future benefits and values under the policy.  We reserve the right to assess a charge for illustrations.

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to nationwide.com/login.

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Policy Charges

We will take deductions from Premium payments and/or the Cash Value, as applicable, to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.  If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the Policy Loans section of this prospectus.

The charges reflect the costs and risks associated with your policy. Each Insured is assigned to an underwriting class based upon his/her age, gender (if not unisex classified), smoker status, type of evidence of insurability, and insurability status.  In evaluating and underwriting the corporate or legal entity purchasing the Policy, and setting cost of insurance charges, we may take into account several factors, including the purpose for which the Policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency.

We offer several charge structures, or "policy components," which can be selected and blended—i.e., you may elect to apply 100% of your Total Specified Amount to a single policy component, or apply portions (totaling 100%) of your Total Specified Amount to one or more policy components.  The policy components permit policy purchasers to determine how to allocate policy charges (including charges for distribution expenses) over the life of the policy.  (For information about the compensation arrangements with broker-dealer firms that sell the Policy, please refer to the Distribution, Promotional, and Sales Expenses section of this prospectus.)  Certain policy components rely on premium loads to cover expenses, while others prefer to rely on periodic charges that spread expenses over the years.  Different policy components consist of different patterns of current policy charges.

•
Policy Component A calls for the greatest apportionment of charges on the front-end.  This policy component includes a Premium Load that declines over the first 5 policy years, as well as a Deferred Premium Load that is assessed in policy years 2-5 and is based on Premium paid in the first policy year.  The aggregate current monthly charges (i.e., the cost of insurance charge, the specified amount charge, and the sub-account asset charge) under this policy component are lower than those for Policy Components B and C during the first four policy years, and lower than those for Policy Component D in all policy years.

•
Policy Component B includes a Premium Load that declines over the first 5 policy years, but does not include a Deferred Premium Load.  The aggregate current monthly charges are lower than those for Policy Component A after the first four policy years, lower than those for Policy Component C after the first ten policy years, and lower than those for Policy Component D in all policy years.

•
Policy Component C apportions charges on the front-end to a lesser extent than under either Policy Component A or B:  the Premium Load is at a lower, declining rate and for a shorter duration (i.e., for four rather than five years).  The aggregate current monthly charges are higher than those for Policy Component B during the first ten policy years, and similar thereafter.  The aggregate current monthly charges are higher than those for Policy Component A during the first four policy years, and similar thereafter.  The aggregate current monthly charges are lower than those for Policy Component D in all years.

•	Policy Component D has no Premium Load—either front-end or deferred. The aggregate current monthly charges under this policy component are always higher than those under Policy Components A, B, and C.

The charges assessed under your policy will depend upon the policy component configurations you select for your Total Specified Amount, and whether you elect coverage under the Supplemental Insurance Rider.  Generally, if you choose to purchase coverage under the Supplemental Insurance Rider, and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with your policy will be lower because the charges under the rider are generally lower than those available under a base policy (i.e., a policy without any riders). (For more information about the benefits and operation of the Supplemental Insurance Rider, see the Policy Riders and Rider Charges section of this prospectus.)  Depending on the actual amount and timing of Premium payments and Investment Experience, at any point in time, the Cash Value and death benefit associated with one policy component may turn out to be less favorable than they would have been if another component had been selected.  While we reserve the right to change the pattern of charges under a policy component at any time, the levels of charges associated with each policy component will never exceed the maximum charges in the Periodic Charges Other Than Mutual Fund Operating Expenses table in the Summary: Fee Tables section of this prospectus.

When you submit your application to purchase the policy, you select a policy component configuration to apply to your Base Specified Amount—for example, you might elect to apply 25% of your Base Specified Amount to each policy component, or 50% to Policy Component B and 50% to Policy Component D.  This selection of policy component configurations determines how we weight the current policy charges to calculate the amount of each charge that you pay.  In other words, the charge that you pay is a proportional blending of the charges associated with each of the policy components that apply to your Total Specified Amount.  For example, if you elect to apply 25% of your Base Specified Amount to each policy component, then we would add 25% of the Premium Load for each policy component to determine the amount of Premium Load you would pay; we would follow the same procedure to determine the Deferred Premium Load or the monthly policy charges that you would pay under that policy component configuration.  Similarly, if you elect to apply 50% of your Base Specified Amount to Policy Component B and 50% to Policy

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Component D, then we would add 50% of the Premium Load for Policy Component B to 50% of the Premium Load for Policy Component D to determine the amount of Premium Load you would pay, and we would follow the same procedure to determine the Deferred Premium Load or the monthly policy charges that you would pay under that policy component configuration.  See Appendix C to this prospectus for examples showing how the amount and timing of charges under the Policy vary under the different policy components, and how those charges are "blended" when you elect the Supplemental Insurance Rider and/or apply portions of your Total Specified Amount (i.e., Base Specified Amount plus Rider Specified Amount) to one or more policy components.

We underwrite the corporate purchaser and we may reject applications with certain policy component configurations based on:  (1) the amount of overall expenses under the policy and the timing of the allocation of those expenses over the life of the policy; (2) the anticipated amount and timing of Premium payments; and (3) the expected asset persistency based on the purpose for which the corporation/entity is purchasing the policy.  Any rejection of an application with certain policy component configurations is based on whether we can assume expenses and risks based on our assessment of the corporate purchaser and the preceding factors.  Our underwriting policies are available upon request.  Once the policy has been issued, changes to the policy component configurations are permitted only with our approval.  Your chosen policy component configuration is documented on the Policy Data Page.

This policy is complex.  The amount of charges assessed under your policy will depend upon policy component configuration(s) applied to your policy, and whether you elect the Supplemental Insurance Rider.  Your registered representative can provide you with illustrations showing the results of various policy component allocation configurations and the benefits/detriments of electing available riders.  By comparing and discussing the various scenarios with your registered representative, he or she can answer any questions you have and help you to identify the policy component configuration(s) that is/are consistent with your objectives.

Premium Load

We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and premium taxes, and certain actual expenses--including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  In your policy, this charge is referred to as the “Percentage of Premium Charge.”  The Premium Load applicable to your policy depends on the policy component configurations you select, the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage you purchased via the Supplemental Insurance Rider.

We divide each Premium payment into contributions towards Target Premium and Excess Premium.  Target Premium is an annual premium based on the specified amount under the base policy (i.e., the policy without any riders) and the Insured's age and underwriting class.  A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium.   The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium. The chart below shows the current Premium Loads on Target Premium and Excess Premium that are assessed under each policy component. See Appendix C to this prospectus for examples showing how Premium Loads are assessed.

Premium Loads on Target and Excess Premium

Policy Year	1		2		3		4		5 and thereafter
	Target	Excess	Target	Excess	Target	Excess	Target	Excess	Target	Excess
Policy Component A	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component B	10%	2%	8%	2%	6%	2%	4%	2%	2%	2%
Policy Component C	8%	2%	6%	2%	4%	2%	2%	2%	2%	2%
Policy Component D	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%

The Premium Load that you pay is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Premium Loads for each policy component based on the policy component configuration(s) that you have selected.

We treat each increase in the Base Specified Amount as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy.

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Deferred Premium Load

We deduct a Deferred Premium Load from the Cash Value to partially compensate us for our sales expenses and premium taxes.  This charge also may provide revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.  In your policy, this charge is referred to as the “Deferred Percentage of Premium Charge.”  The Deferred Premium Load applicable to your policy depends on the aggregate Premium payments made to the policy in the first policy year, the policy component configuration(s) you select, and the amount of term insurance coverage you purchased via the Supplemental Insurance Rider.  Currently, we deduct the Deferred Premium Load only under Policy Component A, on the anniversary of the Policy Date in policy years 2 through 5, and the charge is taken proportionally from your Sub-Account allocations and the fixed account.  This charge is in addition to the Premium Load assessed in those years, and is assessed regardless of whether any Premium is paid in those years.

The amount of Deferred Premium Load that you pay depends on the classification of your Premium payment(s) as contributing towards Target Premium or Excess Premium, and the policy component configuration(s) you select.  The chart below shows the current Deferred Premium Loads on Target Premium and Excess Premium that are assessed under each policy component.

Deferred Premium Loads on Target and Excess Premium

Policy Year	1		2-5		6 and thereafter
	Target	Excess	Target	Excess	Target	Excess
Deferred Premium Load: Policy Component A	0%	0%	2%	0.5%	0%	0%
Deferred Premium Load: Policy Component B	0%	0%	0%	0%	0%	0%
Deferred Premium Load: Policy Component C	0%	0%	0%	0%	0%	0%
Deferred Premium Load: Policy Component D	0%	0%	0%	0%	0%	0%

The Deferred Premium Load is determined by multiplying the Premium payment by the weighted average (i.e., a proportional blending) of the Deferred Premium Loads for each policy component, based on the policy component configuration(s) that you have selected.  The Deferred Premium Load currently is (and is guaranteed never to exceed) 2% of aggregate Premium payments made in policy year 1.

Base Policy Cost of Insurance

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us.  The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured’s age, gender (if not unisex classified), tobacco use, substandard ratings, and underwriting class, the number of years from the Policy Date, and the policy component configuration(s) you select.  The cost of insurance rates are based on our expectations as to future mortality, investment earnings, persistency, expenses, and taxes.  The Base Policy Cost of Insurance Charge that you pay is determined by multiplying the Base Policy Net Amount At Risk by the weighted average (i.e., a proportional blending) of the cost of insurance rates for each policy component based on the policy component configuration(s) that you have selected.  There may be a separate cost of insurance rate for the initial Base Specified Amount and any Base Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Page.

We will uniformly apply any change in cost of insurance rates for Insureds of the same age, underwriting class and any substandard ratings, selected policy component configurations, and In Force policy duration.  If a change in the cost of insurance rates causes the amount of your Cost of Insurance Charge to increase, your policy’s Cash Value could decrease.  If a change in the cost of insurance rates causes your Cost of Insurance Charge to decrease, your policy's Cash Value could increase.

We may underwrite your policy on a non-medical basis that may result in a higher Cost of Insurance Charge.    Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  The higher Cost of Insurance Charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.  The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies.   If you were to purchase one of our policies that is medically underwritten and you are healthy, your cost of insurance rates would be lower.

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

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Sub-Account Asset Charge

We deduct a  Sub-Account Asset Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for certain actual expenses, including acquisitions costs and premium taxes.  This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  In your policy, this charge is referred to as the “Monthly Variable Sub-Account Asset Charge.”

The Sub-Account Asset Charge will be deducted proportionally from your Sub-Account allocations on each monthly anniversary of the Policy Date.  The Sub-Account Asset Charge applicable to your policy depends on the policy component configuration(s) you select, the amount of your Cash Value, and whether there is any specified amount attributable to the Supplemental Insurance Rider. We determine this charge for the base policy by multiplying your Cash Value allocated to the Sub-Accounts by the weighted average (i.e., a proportional blending) of the Sub-Account Asset factors for each policy component, based on the policy component configuration(s) that you have selected.  (Different Sub-Account Asset factors apply to the Rider.  Information on Sub-Account Asset Charges associated with the Supplemental Insurance Rider is provided under Policy Riders and Rider Charges section below.)  We assess this charge in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

The Sub-Account Asset Charge applicable to your policy depends on the policy component configuration(s) you select.  The table below shows the current Sub-Account Asset Factors (presented as an annual rate) for policy components for the Base Specified Amount.  (See the Policy Riders and Rider Charges section of this prospectus for the Sub-Account Asset Factor associated with the Supplemental Insurance Rider.)

Current Base Policy Sub-Account Asset Factor Charges (shown as an annual rate)[1]

Ratio of Cash Value to 7-Pay Premium[2] (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.30%	0.25%	0.25%	0.60%
125% - 249%	0.26%	0.23%	0.23%	0.55%
250% - 374%	0.22%	0.20%	0.20%	0.50%
375% - 499%	0.19%	0.18%	0.18%	0.46%
500% - 649%	0.17%	0.16%	0.16%	0.42%
650% - 799%	0.15%	0.14%	0.14%	0.38%
800% - 999%	0.13%	0.13%	0.13%	0.35%
1000% - 1299%	0.11%	0.11%	0.11%	0.33%
1300% - 1599%	0.10%	0.10%	0.10%	0.31%
1600% - 1999%	0.09%	0.09%	0.09%	0.29%
2000% - 2499%	0.08%	0.08%	0.08%	0.27%
2500% & over	0.06%	0.06%	0.06%	0.25%

1  To calculate the monthly deduction based on the annual rates listed above, use the following formula:

        Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) – 1

[2] The 7-Pay Premium is established as of the Policy Date and will not change.

The maximum Base Policy Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge we assess by component is listed below.

Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.30%	0.25%	0.25%	0.60%
The Sub-Account Asset Charge is determined by proportionally blending the sub-account asset factors for the policy components you have selected to a single factor that is then applied to the Policy’s Cash Value.  The guaranteed maximum annual and monthly charges are shown on the Policy Data Pages.

Base Specified Amount Charge

We deduct a monthly Base Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The charge applicable to your policy depends on the Total Specified Amount and is the same for all base policy component configurations.  The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000. The maximum guaranteed Base Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

The table below shows the current Base Specified Amount Charges.  The Base Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

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Base Specified Amount Charges

Policy Year	Amount of Total Specified Amount
	Up to $50,000	Over $50,000
1 through 20	$0.30 per $1,000	$0.09 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000

The total charges applied to Base Specified Amount are determined by adding the amount of the charges of the first $50,000 of Total Specified Amount attributable to Base Specified Amount to the amount of charges attributable to Base Specified Amount on Total Specified Amount in excess of $50,000.   Base Specified Amount will equal Total Specified Amount, unless you have elected any Rider Specified Amount.

A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider.  If you elect that rider, the total specified amount charges you pay will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider.   To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount.  The end result is a charge blending.   For further explanation of this blending, including an example, see the “Supplemental Insurance Rider” sub-section of the “Policy Riders and Rider Charges” section of this prospectus beginning on page 28.

Administrative Charge

We deduct a monthly Administrative Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and recordkeeping.  Currently, the Administrative Charge is $5 per month per policy.  The maximum guaranteed Administrative Charge is $10 per month per policy.

The Administrative Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid by check at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Policy Rider Charges

•	Change of Insured Rider--There currently is no charge associated with this rider.

•
Supplemental Insured Rider – If you purchase this rider and increase the Total Specified Amount (i.e., by the Rider Specified Amount attributable to the Supplemental Insurance Rider), then you will increase the overall monthly charges associated with this policy, even if the Base Specified Amount is not changed.  If, however, you purchase the rider and do not increase the Total Specified Amount and instead reduce the Base Specified Amount by an off-setting amount of Rider Specified Amount, then electing the Supplemental Insurance Rider will potentially reduce the overall monthly charges associated with the policy.  Please see the Policy Riders and Rider Charges section of this prospectus for further information about the charges associated with the Supplemental Insurance Rider.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds’ prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of any of the underlying mutual funds’ prospectuses available under the policy.  Information on how to contact us is located on the front page of this prospectus.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

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Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 44.10% of first year premiums and 11.25% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (44.10% of first year premiums and 11.25% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.83% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

                            • Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2007, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

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Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may elect/purchase one or more riders available under the policy to meet your specific needs.  Rider availability varies by state.  Riders may not be elected/purchased independently of the policy.  Upon termination of this policy, all riders will also terminate.

We will assess any rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the rider charges.  We begin to deduct monthly rider charges from your policy's Cash Value on the Policy Date or on the first monthly anniversary of the Policy Date after the rider is effective.

Change of Insured Rider

The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and the conditions below.  The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  The amount of insurance coverage after the Change Date shall be the

Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Page.  You may elect this rider at the time of application or at any time while the policy is In Force.  Coverage on the new Insured will become effective on the Change Date.  Coverage on the previous Insured will terminate on the day before the Change Date.  The Change Date is the first monthly anniversary on or next following the date the change of insured conditions are met.  The Policy Date will not change.

Change of Insured Conditions:

1.	At the time of the change, the new Insured must have the same business relationship to the Owner as did the previous Insured.

2.	The new Insured may be required to submit evidence of insurability to us.

3.	The new Insured must satisfy our underwriting requirements.

4.	The policy must be In Force and not be in a grace period at the time of the change.

5.	The new Insured must have been at least age eighteen on the Policy Date.

6.	The Owner must make written application to change the Insured.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insured Rider.

Supplemental Insurance Rider

General Information on the Benefits and Operation of the Supplemental Insurance Rider

This rider will modify the amount of insurance coverage (Death Benefit) under the policy.  The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is:  (1) in addition to the Base Specified Amount; (2) payable to the Beneficiary upon the Insured’s death; and (3) annually renewable until the Insured reaches Attained Age 100.  The charges for the Rider are calculated in the same manner as those applicable to the base policy, although different rates may apply under the various policy components available with the Supplemental Insurance Rider.  Currently, if you choose

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to purchase coverage under this Rider and concurrently reduce the Base Specified Amount by an off-setting amount, some of the charges associated with your policy will be reduced because charges under the policy components available with the
Rider may be lower than the corresponding charges under the policy components available for a base policy.  Rider policy component charges are lower in most cases because the rider is term insurance.   The greater the allocation is to rider policy components, the lower the overall charges will be under the policy.  See Appendix C to this prospectus for examples showing how charges are "blended" when you elect the Supplemental Insurance Rider and/or apply portions of your Total Specified Amount to one or more policy components.

Note that:

•	Certain benefits that are normally available under the policy may be reduced or eliminated when this rider is in effect.

o	Adding this rider results in a lower Enhancement Benefit;

o	In some years and/or at some ages, the cost of insurance charge for the rider is more expensive than the cost of insurance for the base policy; and

o	You may not extend the Maturity Date with respect to the Rider Specified Amount.

•	The rider’s death benefit terminates if the Insured is living on the Maturity Date.

•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.

You may purchase this rider at the time of application or, subject to our approval, at a later time provided that the policy is In Force and the rider is purchased before the Insured reaches Attained Age 100.  If purchased at the time of application, the effective date of the rider is the same as the effective date of insurance coverage.  (See the “Insurance Coverage Effective Date” provision earlier in this prospectus.)  If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date we approve your written request, unless you specify and we approve, a different date.  The Rider Specified Amount may be combined with the Base Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page.  However, while the rider is in effect, the Base Specified Amount must be at least 10% of the minimum Total Specified Amount.  You may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.

Rider Specified Amount Increases and Reductions Due to Partial Surrender

All increases and decreases of Rider Specified Amount, including decreases due to partial surrender or forced surrender partial, are done proportionally between the amounts you have allocated to Base Specified Amount and Rider Specified Amount.

Charges Associated with the Supplemental Insurance Rider

The Supplemental Insurance Rider charges listed below are different from the charges under the base policy.  These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charges you pay on coverage under the base policy.

•	Sub-Account Asset Charge;

•	Specified Amount Charge; and

•	Cost of Insurance Charge

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Rider Sub-Account Asset Charge

The table below shows the current factors used to determine the Sub-Account Asset Charges applicable to the Rider Specified Amount.

Current Supplemental Insurance Rider Sub-Account Asset Factor Charges (shown as an annual rate)[1]
Ratio of Cash Value to 7-Pay Premium[2] (on a monthly anniversary)	Policy Component A	Policy Component B	Policy Component C	Policy Component D
Under 125%	0.20%	0.16%	0.16%	0.30%
125% - 249%	0.18%	0.15%	0.15%	0.27%
250% - 374%	0.16%	0.14%	0.14%	0.24%
375% - 499%	0.14%	0.13%	0.13%	0.22%
500% - 649%	0.12%	0.12%	0.12%	0.20%
650% - 799%	0.11%	0.11%	0.11%	0.18%
800% - 999%	0.10%	0.10%	0.10%	0.16%
1000% - 1299%	0.09%	0.09%	0.09%	0.14%
1300% - 1599%	0.08%	0.08%	0.08%	0.13%
1600% - 1999%	0.07%	0.07%	0.07%	0.12%
2000% - 2499%	0.06%	0.06%	0.06%	0.11%
2500% & over	0.05%	0.05%	0.05%	0.10%

1  To calculate the monthly deduction based on the annual rates listed above, use the following formula.

              Monthly Rate = (1+ Annual Rate) (Number of days in the Month / Number of days in the year) - 1

2  The 7-Pay Premium is established as of the Policy Date and will not change.

The maximum Rider Sub-Account Asset Factor Charge for each of the policy components is 1.25% (annual rate), the greatest current charge we assess by component is listed below.

Policy Component A	Policy Component B	Policy Component C	Policy Component D
0.20%	0.16%	0.16%	0.30%

We determine the Sub-Account Asset Charge by multiplying your Cash Value by the weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the Sub-Account Asset Factors for the Base Policy and the Supplemental Insurance Rider, where each Factor is based on the policy component configuration(s) that you have selected.  Currently, the Sub-Account Asset Charge is no more than (and is guaranteed never to exceed) 0.10357% on a monthly basis (and ranges between 0.05% and 1.25% on an annual basis), of the net assets you have allocated to the Sub-Accounts.  The guaranteed maximum annual and monthly charges applicable to your policy are shown on the Policy Data Pages.

Rider Specified Amount Charge

If you purchase the Supplemental Insurance Rider, we deduct a monthly Rider Specified Amount Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution, and issuance of the rider.  The charge applicable to your policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between Base Specified Amount and Rider Specified Amount. The Rider Specified Amount Charge is the same for all policy component configurations.

The charge associated with the first $50,000 of Total Specified Amount is determined separately from the charge associated with the Total Specified Amount in excess of $50,000.   Each of these charges is determined using a weighted average (i.e., a blend that uses the relative proportions of the Base and Rider Specified Amounts) of the base and rider charges.

The Rider Specified Amount Charge will be deducted proportionally from your Sub-Account allocations and the fixed account. The table below shows the current Rider Specified Amount Charges.

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Rider Specified Amount Charges

Policy Year	Amount of Total Specified Amount
	Up to $50,000	Over $50,000
1 through 20	$0.05 per $1,000	$0.01 per $1,000
21 and thereafter	$0.01 per $1,000	$0.01 per $1,000

The maximum guaranteed Supplemental Insurance Rider Specified Amount Charge is $0.40 per $1,000 of Specified Amount.

To determine total specified amount charges, you must add the amount of the Base Specified Amount charge to the Rider Specified Amount charge.  Total charges are a weighted average of the amount of Base Specified Amount and Rider Specified Amount you elected.  The end result is a charge blending.

Here is an example of how charges are blended if you elect Base Specified Amount and Rider Specified Amount.

For this example, assume the following.

Total Specified Amount = $150,000.

Base Specified Amount = 50% or $75,000.

Rider Specified Amount = 50% or $75,000.

The policy is less than 20 years old.

The charges are calculated in three parts.

The first part involves calculating the charge on the first $50,000 of Total Specified Amount.  This is accomplished using the following formula.

Blended Total Specified Amount Charges (first $50,000) = [(BA x BSAC) + (RA x RSAC)] x [$50,000/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

Using this formula and the assumptions described above, here is how the calculation would work on the first $50,000 of Total Specified Amount.

= [(0.50 x $0.30) + (0.50 x $0.05)] x [$50,000/$1,000]

= [($0.15) + ($0.025)] x [50]

= [$0.175] x [50]

= $8.75

The second part involves calculating amounts in excess of the first $50,000, under which different charges apply.  This is accomplished using the following formula.

Blended Total Specified Amount Charges (excess of $50,000) = [(BA x BSAC) + (RA x RSAC)] x [(TSA - $50,000)/$1,000]

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

TSA = Total Specified Amount

Using this formula, and the assumptions described above, here is this second calculation would work on specified amount in excess of $50,000.

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=[(0.50 x $0.09) + (0.50 x $0.01)] x [($150,000 - $50,000/$1,000)]

= [($0.045) + ($0.005)] x [100]

= [$0.05] x [100]

= $5.00

The third part is to add the results of the first calculation to the second calculation.  In this example, merely add $5.00 to $8.75 for Total Specified Amount charges of $13.75 per month.

Rider Cost of Insurance Charge

If you elect the Supplemental Insurance Rider, we deduct a monthly Supplemental Insurance Rider Cost of Insurance charge to compensate us for providing term life insurance on the Insured.  This charge is determined by multiplying the rider’s cost of insurance rate by the rider’s death benefit (described below).  We base the supplemental insurance cost of insurance rate on our expectations as to future experience for factors such as mortality, persistency, expenses, and taxes.  The supplemental insurance cost of insurance rate will vary by the Insured’s Issue Age, gender (if not unisex classified), tobacco use, substandard ratings, underwriting class, the number of years from the Policy Date, and the policy component configurations you select.  The same policy component configuration(s) you select for the base policy will apply for the rider unless you request, and we approve, a different configuration.

The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and the fixed account.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.

Death Benefit Calculations with the Supplemental Insurance Rider

The death benefit option chosen for the base policy will also be the death benefit option for the rider and calculation of the Death Benefit.  The current death benefit option in effect is shown on the Policy Data Page.  The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline premium/cash value corridor test or the cash value accumulation test is used).

After the Death Benefit is calculated, it is allocated between your elected amounts of base policy and this rider.

1.	Base Policy Death Benefit– The amount of the Death Benefit we allocate to the base policy is calculated using the formula below.

Base Policy Death Benefit =                                                      CV  +   (Total NAAR)   x    (Base Specified Amount)
(Total Specified Amount)

Where:

CV = the Cash Value of the policy

Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value

The formula above determines the portion of the Death Benefit applied to base by determining the ratio Base Specified Amount bears to Total Specified Amount.

2.
Supplemental Insurance Rider Death Benefit– The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).

In most instances, your charges end up being lower if you apply as much coverage as possible to the rider.

Total Specified Amount remains the same unless you specifically request an increase or decrease.  All increases or decreases are done proportionally based on your established allocation between Rider Specified Amount and Base Specified Amount.

If the Cash Value increases, the portion of the Death Benefit attributable to this rider may, at times, be less than the Rider Specified Amount.   If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Specified Amount.

Terminating the Rider

You may terminate this rider by submitting a written request to us at our Home Office.  We may require that you submit the policy for endorsement.  Terminating this rider will likely result in increased policy charges because of the difference in the pattern of policy charges under the corresponding policy components for the base policy and this rider.  If the rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy.  Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.

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We reserve the right to deny any request to terminate this rider that would disqualify the policy as a contract of life insurance under the Code.  If the policy is not issued as a modified endowment contract, terminating this rider may result in the policy becoming a modified endowment contract.  We will notify the Owner if the policy's status is in jeopardy.

This rider also terminates upon the earliest of the following dates:

•	The date policy is surrendered or terminated;

•	The date the policy Lapses;

•	The Insured’s death; or

•	The date the Insured reaches Attained Age 100.

There is no Cash Value attributable to this rider.  Therefore, there is no Cash Surrender Value attributable to this rider available to you upon termination of this rider.

In most instances, terminating the rider will not be to your advantage.  If you decide to terminate the rider, you should carefully discuss this decision with your registered representative or a qualified financial advisor.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.  Policy owners may direct us to automatically transfer specific dollar amounts from the fixed account and the

•	NVIT – NVIT Money Market Fund: Class V

to any other Sub-Account.  Transfers from the fixed account must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective on the date provided on the election form or, if the date provided has passed upon our receipt of your submitted election form participation will be effective at the beginning of the next policy month.    There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

Dollar cost averaging programs may not be available in all states.  We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

While the policy is In Force, you may request a policy loan provided that, at the time of the loan request, the loan amount plus the Policy Loan Account does not exceed 90% of the Cash Value.  Any applicable Enhancement Benefit is not available to be taken as a policy loan.  The minimum loan amount is $500.

We charge interest on the amount of outstanding Indebtedness at the current rate of between 2.00% and 3.50% per annum.  The maximum guaranteed rate is 3.50% per annum.  The interest rate applicable to your policy depends on the policy components you select.  Policy loan interest charge may provide revenue for risk charges and profit.  We expect to charge an effective annual interest rate of 2.80% on the outstanding balance of your loan for the first fifteen policy years, 2.55% for years 16 through 30, and 2.10% thereafter.

The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured’s Death, a policy lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the Policy Loan Account in the same proportion as your Sub-Account allocations.

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Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the Policy Loan Account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

Amounts in the Policy Loan Account will accrue and be credited daily interest at a rate not less than the stated interest crediting rate shown on your Policy Data Page.

Net Effect of Policy Loans

We will charge interest on the outstanding policy loan amount and credit interest to the Policy Loan Account at the same time.  In effect, the policy loan interest rate is netted against the interest crediting rate, and this is the amount that you are “charged” for taking the policy loan.  The Policy Loan Interest Charged is reflected in the Periodic Charges Other Than Mutual fund Operating Expenses table in the “In Summary: Fee Tables” section of this prospectus.

The amount transferred to the Policy Loan Account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credited to fixed account allocations.  Even if it is repaid, a policy loan will affect the policy, the Policy Loan Account, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured’s lifetime.  The minimum repayment amount is $25.  We will apply all loan repayments to the Sub-Accounts in the same proportion as your current Sub-Account allocations, unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you request that they be applied as policy loan repayments.  Repaying a policy loan will cause the Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to at least 4 times the current month’s policy charges.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of the Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within three year after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•	paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability at the same rates, you may also reinstate the Supplemental Insurance rider.

The effective date of a reinstated policy (including any Riders) will be the monthly anniversary of the Policy Date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the Grace Period.  We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

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Surrenders

Full Surrender

You may entirely surrender the policy for the Cash Surrender Value at any time while the Insured is alive and the policy is In Force.  A surrender will be effective as of the date we receive your written surrender request on a form acceptable to us at our Home Office.  We may also require you to return the policy.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to 6 months.  The Cash Surrender Value will be paid to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate).

No Enhancement Benefit will be applied to a policy that is surrendered pursuant to Section 1035 of the Code.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy’s Cash Surrender Value at any time after the policy has been In Force for one year.  We may require that you send the policy to us for endorsement.

We reserve the right to limit the number of partial surrenders to one per policy year.  The minimum amount of any partial surrender request is $500; the maximum amount of a partial surrender is the Cash Value less the greater of $500 or the amount equal to 3 months of policy charges.  Any applicable Enhancement Benefit is not available to be taken as a partial surrender.  A partial surrender cannot cause the Total Specified Amount to be reduced below the minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a “modified endowment contract” under the Code, which could change the income tax treatment of any distribution from the policy.  We reserve the right to postpone payment of that portion of the partial surrender attributable to the fixed account for up to 6 months.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current assets allocated to each Sub-Account to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the fixed account.

Reduction of the Total Specified Amount due to a Partial Surrender.  When you take a partial surrender, we reduce the Total Specified Amount to prevent an increase in the Net Amount At Risk, unless your partial surrender is a preferred partial surrender.  Preferred partial surrenders and how they are applied to a reduction in Total Specified Amount are described in more detail below.  Reduction of Total Specified Amount is proportional between elected Base Specified Amount and Rider Specified Amount.

The policy’s charges going forward will be based on the new Total Specified Amount.  Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.

We do not reduce the Total Specified Amount on any portion of the total partial surrender that is a preferred partial surrender.  For preferred partial surrenders, we reduce the Total Specified Amount by an amount that is no more than the difference between the total partial surrender and any portion that is a preferred partial surrender.  A preferred partial surrender is a partial surrender that:

•	occurs before the 15th anniversary of the Policy Date; and

•	when added to any prior preferred policy surrenders taken in same policy year, does not exceed 10% of the Cash Surrender Value as of the beginning of that policy year.

Normally, we will pay the surrender amount within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of the Cash Surrender Value arising from the fixed account for six months.  Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the Beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.  The Death Benefit will be paid to the Beneficiary in a lump sum, unless the Beneficiary elects to leave the Death Benefit on deposit with us (or an affiliate).

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While the policy is In Force, the Death Benefit attributable to the base policy will never be less than the Base Specified Amount associated with the base policy.  The Death Benefit will depend on which Death Benefit option you have chosen, any coverage elected under the Supplemental Insurance Rider, and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid policy charges that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option 1.  Not all Death Benefit options are available in all states.

Death Benefit Option 1.  The Death Benefit will be the greater of:

•	the Total Specified Amount as of the date of the Insured’s death, or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured’s death.

Death Benefit Option 2.  The Death Benefit will be the greater of:

•	the Total Specified Amount plus the Enhanced Cash Value as of the date of the Insured’s death, or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured’s death.

Death Benefit Option 3.  The Death Benefit will be the greater of:

•	(a) plus (b), where:

(a) = the Total Specified Amount as of the date of the Insured’s death; and

(b) = the greater of zero or the lesser of (i) and (ii), where

(i) = the Death Benefit Option 3 maximum increase shown on the Policy Data Page; and

(ii) = the accumulated premium amount.  The accumulated premium amount equals all Premium payments as of the date of the Insured’s death accumulated at the Death Benefit Option 3 interest rate shown on the Policy Data Page, less the total of all partial surrenders taken from the policy as of the date of the Insured’s death accumulated at the Death Benefit Option 3 interest rate shown on the Policy Data Page; or

•	the applicable percentage defined in Section 7702 of the Code of the Enhanced Cash Value as of the date of the Insured’s death.

Maximum Death Benefit

We reserve the right to limit the Death Benefit to the Maximum Death Benefit shown on the Policy Data Page.  Currently, for Option1 and Option 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000.  For Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Specified Amount plus the lesser of (a) the Option 3 maximum increase and (b) the accumulated premium amount; and (ii)  the sum of the Cash Value and $8,000,000.  We may increase the Maximum Death Benefit in our sole discretion.

For each Valuation Period and upon the death of the Insured, we will determine whether the policy’s Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, and we choose to exercise our limitation right, we will surrender an amount from the policy to lower the Cash Value.  The partial surrender will be for the amount necessary to lower the Cash Value to a level that would result in the Death Benefit not exceeding the sum of the Cash Value and the lesser of (i) 180% of the Total Specified Amount on the policy issue date and (ii) $7,200,000.  The forced partial surrender will reduce the Cash Value and Total Specified Amount below the Maximum Death Benefit.  We do this to avoid constant and small forced partial surrenders.   If you have elected the Supplemental Insurance Rider, the Rider Specified Amount and the Base Specified Amount will be proportionally reduced.  A forced partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).

There is no action you can take to prevent a forced partial surrender.  In addition, there may be adverse tax consequences on a forced partial surrender.  We will provide you notice of any forced partial surrender.  A forced partial surrender has the same impact as a requested partial surrender which means your Total Specified Amount will be reduced proportionally between any elected Base Specified Amount and Rider Specified Amount and will result in a corresponding decrease in charges.

If Death Benefit Option 3 is applicable and the accumulated premium amount is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated premium amount to an amount equal to 90% of the Cash

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Value immediately before the distribution.  For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated premium amount is $102, we would reduce your accumulated premium amount by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium amount will not become less than zero because of a pre-death distribution.  The partial surrender will be deducted proportionally from your Sub-Account allocations and the fixed account.  The partial surrender amount will be paid to the Owner via check and will be accompanied by a confirmation statement.  Partial surrenders may result in adverse tax consequences that are the sole responsibility of the Owner.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you.  For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code.  In some instances, you and we may address this situation by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated premium amount has been generated.  We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded.  Taxes arising from the pre-death distribution, if any, are your responsibility.  We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

If the Death Benefit would exceed the Maximum Death Benefit, and we choose not to exercise our limitation right, we will increase the Maximum Death Benefit amount by endorsing the policy or reissuing the Policy Data Page.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1.  You may not change to Death Benefit Option 3.  However, you may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary of the Policy Date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

Upon effecting a Death Benefit option change, we will adjust the Total Specified Amount so that the Net Amount At Risk remains the same.  The policy’s charges going forward will be based on the adjusted Total Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Total Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

Except for material misrepresentations, we will not contest payment of the Death Benefit based on the initial Total Specified Amount, if applicable, after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date.

For any change in Total Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date.

We will not contest the reinstatement of the policy after the reinstated policy has been In Force during the Insured’s lifetime for 2 years from the effective date of the reinstatement.  We will not contest the policy after a change in the Insured (pursuant to election of the Change of Insured Rider) after it has been In Force during the new Insured’s lifetime for 2 years from the Change Date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date or the reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  If such Insured’s policy had a Supplemental Insurance Rider, we will return the charges deducted for such rider, but not pay the death benefit.

If the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Total Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least 2 years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period.

If the Insured dies by suicide, while sane or insane, within 2 years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected), we will pay no more than the Cash Value as of the Change Date, plus

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any Premium paid since such date, less any Indebtedness, and less any partial surrenders.

If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within 2 years of the Policy Date, we will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy.  This provision only applies if the Owner is also the Beneficiary, and if the exchanged policy was originally issued more than 2 years prior to the Policy Date of this policy.  If the Owner and Beneficiary are not the same, the amount of insurance received will be the amount of insurance under the exchanged (predecessor) policy as of the Policy Date.

Policy Maturity

If the policy is In Force on the Maturity Date, we will pay the Maturity Proceeds to you, generally, within 7 days of the Maturity Date.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness and will be paid directly to you in a lump sum, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.  After we pay the Proceeds, the policy is terminated.

Extending the Maturity Date

Prior to the Maturity Date, we will send you a notice and election form informing you of your option to extend the Maturity Date of this policy.  To invoke the option, you must return the properly executed election form to our Home Office by the Maturity Date.  If you do not invoke the option or we do not receive the form by the Maturity Date, the Maturity Proceeds will be paid to you according to your policy’s settlement provisions.  Note:  if the Supplemental Insurance rider is in effect, you may not extend the Maturity Date with respect to Rider Specified Amount.

If you elect to extend the Maturity Date, the extended Maturity Date will be the date of the Insured's death, at which time we will pay the Proceeds to the Beneficiary.  During this Maturity Date extension, the policy will operate the same as it did prior to the extension, except as follows:

(1)	no changes to the Total Specified Amount will be allowed;

(2)	the Proceeds will equal the Cash Value;

(3)	Death Benefit Options 2 and 3 will be changed to a revised Death Benefit 1 where the death benefit equals the Cash Value only;

(4)	no additional Premium payments will be allowed;

(5)	no additional periodic charges will be deducted; and

(6)	100% of the policy's Cash Value will be transferred to the fixed account.

If you extend the Maturity Date, we will endorse the policy to reflect the changes above.  The Maturity Date will not be extended if such extension would cause the policy to fail the definition of life insurance under the Code.

Payment of Policy Proceeds

We will pay Proceeds within 30 days after we receive your written request in good order at our Home Office, unless you elect to leave the Proceeds on deposit with us (or an affiliate) in an interest-bearing account.

We may make two lump sum payments of the Proceeds.  The first lump sum will be the portion of the Cash Surrender Value in the separate account attributable to Proceeds and will be paid within seven days of the date we receive your written request in good order at our Home Office.  We may delay payment of the first lump sum in cases where the SEC permits us by emergency order to do so.  Any remaining Proceeds will be paid by us in a second lump sum within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of any portion of the Cash Surrender Value attributable to the fixed account for up to six months, or as permitted under state law.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

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Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2008, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2008, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2008, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

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Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner’s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

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In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance

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policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings"

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for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, Taxation of Death Benefits, Special federal income tax considerations for life insurance policies owned by employers, above; and Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy.

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treatiers with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may

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be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–4

Organization, Registration and Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies.  We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.  This registration does not involve the SEC’s supervision of the separate account’s management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited.  The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in a mutual fund is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund, subject to federal rules and regulations investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event Nationwide deregisters Separate Account-4.

We reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

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Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)           shares of a current underlying mutual fund are no longer available for investment; or

(2)           further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial position results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New

45

York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company in responding to these inquiries to the extent that any inquiries encompass Nationwide’s Mutual Insurance Company's operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  On April 15, 2008, the Court remanded this case back to state court in Jefferson County, Alabama.  On May 12, 2008, Nationwide filed a motion to dismiss.  Nationwide and NRS continue to defend this lawsuit vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiff seeks to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  Nationwide continues to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all

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sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  On September 15, 2008, the court denied plaintiffs' motion to vacate judgment and for leave to file amended complaint.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  On May 16, 2008, the parties filed their briefs on Nationwide’s motion for summary judgment on the voluntary payment doctrine or, in the alternative, decertification.  Additional briefs were filed on June 20, 2008. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from

47

certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and Nationwide’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and Nationwide filed their opposition to the plaintiffs’ motion for class certification.  On September 5, 2008, Donald F. Houston, as Trustee of the Durant, Nichols, Houston & Cortese-Costa, P.C. Section 401(k) Profit Sharing Plan filed a motion to intervene as plaintiff and proposed class action representative. NFS and Nationwide continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information (“SAI”) contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

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Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
This sub-account is only available in policies issued before December 31, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

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American Funds Insurance Series - Asset Allocation Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

American Funds Insurance Series - Bond Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

BlackRock Large Cap Core V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management International Limited
Investment Objective:	The fund seeks its investment objective of long-term capital growth through investment primarily in a diversified portfolio of equity securities of large-
cap companies located in the United States.

Davis Variable Account Fund, Inc. - Davis Value Portfolio
Investment Adviser:	Davis Selected Advisors, L.P.
Sub-adviser:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth.

DWS Variable Series II - Dreman High Return Equity VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Dreman Value Management L.L.C.
Investment Objective:	High rate of total return.

DWS Variable Series II - Dreman Small Mid Cap Value VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Dreman Value Management L.L.C.
Investment Objective:	Long-term capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2015 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2025 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Small Cap Growth Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge
Investment Objective:	The fund seeks long-term growth of capital.

Lincoln Variable Insurance Products Trust – Baron Growth Opportunities Fund: Service Class
Investment Adviser:	Lincoln Investment Advisors Corporation
Sub-adviser:	BAMCO, Inc.
Investment Objective:	Capital appreciation.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Adviser:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - Research International Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

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Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

53

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.; RiverSource Investments,
LLC; Thompson Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

54

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

55

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class I Shares
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I Shares
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term growth of capital primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the
United States.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Seeks capital appreciation and income from stocks and bonds.

The Universal Institutional Funds, Inc. - Capital Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

56

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

W&R Target Funds, Inc. - Asset Strategy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current

W&R Target Funds, Inc. - Science and Technology Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Investment Objective:	Long-term capital appreciation.

57

Appendix B: Definitions
Accumulation Unit– The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age– The Insured’s age on the Policy Date plus the number of full years since the Policy Date.
Base Specified Amount– The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Specified Amount or take a partial surrender.

Beneficiary – The person or legal entity to whom/which the Death Benefit is paid upon the Insured’s death.
Cash Surrender Value – The amount payable to you upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The sum of the value your allocations to the Sub-Accounts, the fixed account, and the Policy Loan Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount of insurance coverage provided by the base policy, and the Supplemental Insurance Rider, if purchased, upon the Insured’s death while the policy is In Force and before the Maturity Date.  The actual amount we pay to the Beneficiary is the amount of insurance coverage provided by the base policy, and the Supplemental Insurance Rider, if purchased, less any Indebtedness and any due and unpaid policy charges.

Enhanced Cash Value – The sum of the policy’s Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy’s Cash Surrender Value upon a full surrender of the policy, provided the qualifying conditions have been satisfied.
Excess Premium– The sum of (i) each Premium multiplied by the ratio of the Rider Specified Amount to the Total Specified Amount and (ii) the amount of paid Premiums in a policy year in excess of the Target Premium multiplied by the ratio of the Base Specified Amount to the Total Specified Amount.

FDIC – Federal Deposit Insurance Corporation.
Grace Period– A 61-day period after which the policy will Lapse if you do not remit sufficient Premium to keep the policy In Force.
Home Office– Our Home Office is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy and whose death results in the payment the Death Benefit.
Investment Experience– The market performance of a mutual fund (in which a) Sub-Account invests.
Lapse – The policy terminates without value.
Maturity Date – The anniversary of the Policy Date on or next following the Insured's 100th birthday (unless extended).
Maturity Proceeds– The amount of money payable to you on the Maturity Date if your policy is In Force. The Maturity Proceeds are equal to the Cash Value minus any Indebtedness.

58

Minimum Required Death Benefit– The least amount of Death Benefit that will qualify the policy as life insurance under the Code.
Net Amount At Risk – The policy’s Death Benefit minus the policy’s Cash Value.
Net Asset Value (NAV) – The price of a share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use the NAV to calculate the value of Accumulation Units.  The NAV does not reflect deductions we make for charges we take from Sub-Accounts.  Accumulation Unit values do reflect these deductions.

Net Premium – The amount of Premium applied to your policy after the deduction of the Premium Load.
Policy Data Page(s)– The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the Owner, the Beneficiary and the Insured.  The charges shown on the Policy Data Page reflect the guaranteed maximum policy charges, which may not be the amount you will actually be charged.  Please request an illustration for specific information about your particular charges.

Policy Date – The date we begin assessing charges under the policy, as shown on the Policy Data Page.  Policy years and months are measured from this date.  This date will be the date the initial Premium is paid, unless you request and we approve another date.

Policy Loan Account– An account used as collateral for policy loans.  Upon approval of a policy loan, we transfer an amount from the Cash Value that equals the policy loan amount to this account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the fixed account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.  Amounts in this account will accrue and be credited daily interest at a rate not less than the stated interest crediting rate shown on your Policy Data Page.

Policy Proceeds or Proceeds – Policy Proceeds are the amount payable upon termination of the policy.  Policy Proceeds could be comprised of the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.

Premium – The amount of money you pay into the policy.
Rider – An optional benefit you may purchase/elect under the policy.
Rider Specified Amount– The amount of Death Benefit coverage under the Supplemental Insurance rider on the Policy Date.
SEC – The Securities and Exchange Commission.
Section 1035 – The Code section describing an exchange between a life insurance policy and/or annuity contract.
Seven-Pay Premium (7-Pay Premium) - 100% of the unadjusted maximum annual premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy’s death benefit is equal to the Total Specified Amount, and (iii) seven level, annual premiums are paid; (iv) there are no premiums resulting from a Section 1035 exchange; and (v) there are no adjustments due to a state imposed requirement or substandard underwriting ratings.

Target Premium– If the policy is not a modified endowment contract, the Target Premium is the Seven-Pay Premium for a policy whose Total Specified Amount equals the Base Specified Amount.  If the policy is a modified endowment contract, the Target Premium equals the amount that would have been the Seven-Pay Premium if the policy were not a modified endowment contract and the Total Specified Amount equaled the Base Specified Amount.

Total Specified Amount – The sum of the Base Specified Amount and the Rider Specified Amount.
Sub-Accounts – The mechanisms we use to account for your allocations of Net Premium and Cash Value among the policy’s variable investment options.
Us, we, our or the company – Nationwide Life Insurance Company.

59

Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner– The corporation or legal entity named as the owner (i) in the application, or (ii) to which ownership rights in the policy have been validly assigned.

60

Appendix C: Blending Examples of Policy Charges

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

Example #1 - Total Specified Amount Equals Base Specified Amount			
	Component B	Component D	Blended 50% Comp B and 50% Comp D
	Premium Load		
Yr 1	10.00%	0.00%	5.00%[1]
Yr 2	8.00%	0.00%	4.00%
Yr 3	6.00%	0.00%	3.00%
Yr 4	4.00%	0.00%	2.00%
Yr 5+	2.00%	0.00%	1.00%
	Deferred Premium Load		
Yr 1	0.00%	0.00%	0.00%
Yr 2-5	0.00%	0.00%	0.00%
Monthly Charges			
Ratio of CV to 7-Pay	Annualized Variable Sub-Account Asset Charge		
Under 125%	0.25%	0.60%	0.43%[2]
125%-249%	0.23%	0.55%	0.39%
250%-374%	0.20%	0.50%	0.35%
375%-499%	0.18%	0.46%	0.32%
500%-649%	0.18%	0.46%	0.32%
	Specified Amount Charge		
Yr 1	$16.00[3]	$16.00	$16.00
Yr 2	$16.00	$16.00	$16.00
Yr 3	$16.00	$16.00	$16.00
Yr 4	$16.00	$16.00	$16.00
Yr 5	$16.00	$16.00	$16.00
	Cost of Insurance Per $1,000 for Issue Age 45		
Yr 1	0.973	2.505	1.739
Yr 2	1.305	2.734	2.019
Yr 3	1.721	2.994	2.358
Yr 4	2.128	3.420	2.774
Yr 5	2.539	3.652	3.096

(1)	Blended 5.00% = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(2)	Blended 0.43% = [50% x (Component B @ 0.25%)] plus [50% x (Component D @ 0.60%)]
(3)	$16.00 Specified Amount Charge = [(the first $50,000 of Total Specified Amount) x (.0003) plus (the Total Specified Amount in excess of $50,000 of $100,000) x (.00001)]

61

Blending Examples of Policy Charges
Guaranteed Issue Policy With Specified Amount of $150,000
(Assuming No Premiums From Section 1035 Exchange)

(4)	5.00% Blended Premium Load on Target Premium = [50% x (Component B @ 10.00%)] plus [50% x (Component D @ 0%)]
(5)	0.23% Variable Sub-account Asset Charge for Component B = [80% x (Base Policy @ 0.25%)] plus [20% x (Supplemental Insurance Rider @ 0.16%)]
(6)	0.39% Blended Variable Sub-account Asset Charge = [50% x (Component B @ 0.23%)] plus [50% x (Component D @ 0.54%)]

62

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the “SAI”) dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-8090.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8301
Securities Act of 1933 Registration File No. 333-137202

Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Corporate Insurance Markets
One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information (“SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by Nationwide Life Insurance Company (“Nationwide”).  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2008, as amended September 30, 2008 and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2008, as amended September 30, 2008.

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. (“NFS”), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on December 3, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (“FINRA”).

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 41% of the Premium.  After the first policy year, we pay gross renewal commissions on the sale of the policies provided by NISC that will not exceed 11% of actual premium payment.

We paid no underwriting commissions to NISC for this separate account in 2007.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Only those funds that agree to pay us a fee will be offered in the policy.  Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4.  The policy's cost of insurance depends upon the Insured's issue age, underwriting class, length of time the policy has been In Force, and policy components selected.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.

For policies with applications dated before September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 1980 Commissioners’ Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 1980 Commissioners’ Standard Ordinary 100% Male Mortality Table or (b) the 1980 Commissioners’ Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

For policies with applications dated on or after September 30, 2008, guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a non-medical basis are based on (i) the 2001 Commissioners’ Standard Ordinary 80% Male Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status.  Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider under policies issued on a medical basis are based on (i) either (a) the 2001 Commissioners’ Standard Ordinary 100% Male Mortality Table or (b) the 2001 Commissioners’ Standard Ordinary 100% Female Mortality Table, (ii) Age Last Birthday, and (iii) tobacco distinct status. Guaranteed cost of insurance rates for base coverage and coverage pursuant to the Supplemental Insurance Rider on substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

2

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  Within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan.  The most favorable is Class A, followed by Class B, and then Class C.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

Net Amount at Risk

The policy’s cost of insurance is also dependent on the policy’s Net Amount at Risk.  The Net Amount at Risk is allocated between the base coverage and the Supplemental Insurance Rider.  The Net Amount at Risk for the base policy is the base policy Death Benefit minus the policy’s Cash Value.  The Net Amount at Risk for the Supplemental Insurance Rider is the rider Death Benefit (as described in the “Supplemental Insurance Rider” section of the “Policy Riders and Rider Charges” provision of the prospectus).

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option elected, Specified Amount, planned periodic Premiums, policy components you select, and Riders requested.  An illustration will also demonstrate how the current charges associated with your policy may be reduced if you elect the Supplemental Insurance Rider.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the “yield” and “effective yield” for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

3

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value	Attained Age of Insured	Percentage of Cash Value
0-40	250%	61	128%	81	105%
41	243%	62	126%	82	105%
42	236%	63	124%	83	105%
43	229%	64	122%	84	105%
44	222%	65	120%	85	105%
45	215%	66	119%	86	105%
46	209%	67	118%	87	105%
47	203%	68	117%	88	105%
48	197%	69	116%	89	105%
49	191%	70	115%	90	105%
50	185%	71	113%	91	104%
51	178%	72	111%	92	103%
52	171%	73	109%	93	102%
53	164%	74	107%	94	101%
54	157%	75	105%	95	101%
55	150%	76	105%	96	101%
56	146%	77	105%	97	101%
57	142%	78	105%	98	101%
58	138%	79	105%	99	101%
59	134%	80	105%	100	100%
60	130%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example for policies with applications dated before September 30, 2008 of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco age 40.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	365%	16	226%	31	153%
2	353%	17	220%	32	149%
3	341%	18	213%	33	146%
4	330%	19	207%	34	143%
5	320%	20	202%	35	140%
6	309%	21	196%	36	138%
7	300%	22	191%	37	135%
8	290%	23	186%	38	133%
9	281%	24	181%	39	131%
10	272%	25	176%	40	129%
11	264%	26	172%	41	127%
12	256%	27	167%	42	125%
13	248%	28	163%	43	123%
14	240%	29	160%	44	122%
15	233%	30	156%	45	120%

4

The table below provides an example for policies with applications dated on or after September 30, 2008 of the applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco age 40.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	413%	16	251%	31	165%
2	399%	17	243%	32	161%
3	385%	18	236%	33	158%
4	372%	19	229%	34	154%
5	360%	20	222%	35	151%
6	348%	21	215%	36	147%
7	336%	22	209%	37	146%
8	325%	23	203%	38	144%
9	314%	24	198%	39	143%
10	304%	25	193%	40	141%
11	294%	26	187%	41	140%
12	285%	27	183%	42	139%
13	276%	28	178%	43	138%
14	267%	29	174%	44	135%
15	259%	30	169%	45	132%

5

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/S/ KPMG LLP
Columbus, Ohio
March 18, 2008

116

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AIMBValue) 633,230 shares (cost $7,944,089)	$8,061,018
AIM VIF - Capital Appreciation Fund - Series I (AIMCapAp) 59,093 shares (cost $1,432,975)	1,735,563
AIM VIF - Capital Development Fund - Series I (AIMCapDev) 837,171 shares (cost $15,322,095)	15,780,682
AIM VIF - International Growth Fund - Series I (AIMIntGr) 1,067,006 shares (cost $31,143,384)	35,883,404
AllianceBernstein VPS - Growth and Income Portfolio - Class A (AlVGrIncA) 796,001 shares (cost $19,808,876)	21,348,735
AllianceBernstein VPS - International Value Portfolio - Class A (AlVIntlValA) 1,295,177 shares (cost $32,107,013)	32,560,742
AllianceBernstein VPS - Small/Mid Cap Value Portfolio - Class A (AlVSmMdCpA) 330,438 shares (cost $6,002,737)	5,653,796
American Century VP - Income & Growth Fund - Class I (ACVPIncGr) 3,041,083 shares (cost $21,157,967)	25,727,563
American Century VP - Inflation Protection Fund - Class II (ACVPInflPro2) 650,011 shares (cost $6,604,686)	6,857,612
American Century VP - International Fund - Class I (ACVPInt) 4,107,800 shares (cost $30,700,456)	48,718,505
American Century VP - International Fund - Class III (ACVPInt3) 1,020,211 shares (cost $8,995,051)	12,099,701
American Century VP - Mid Cap Value Fund - Class I (ACVPMdCpV) 177,065 shares (cost $2,511,685)	2,291,227
American Century VP - Ultra® Fund - Class I (ACVPUltra) 478,568 shares (cost $5,036,486)	5,814,601
American Century VP - Value Fund - Class I (ACVPVal) 9,157,481 shares (cost $72,544,305)	68,406,385
American Century VP - VistaSM Fund - Class I (ACVPVista1) 248,547 shares (cost $5,115,244)	5,468,029
BlackRock Large Cap Core V.I. Fund - Class II (BRLrgCp) 125,676 shares (cost $4,127,752)	3,736,359
Calvert Variable Series Inc. - Social Equity Portfolio (CalVSSocEq) 6,605 shares (cost $132,527)	134,606
Credit Suisse Trust - Global Small Cap Portfolio (CSTGlobSmCp) 44,597 shares (cost $531,287)	627,926
Credit Suisse Trust - International Focus Portfolio (CSTIntFoc) 146,803 shares (cost $1,314,628)	2,326,834
Credit Suisse Trust - Large Cap Value Portfolio (CSTLCapV) 123,252 shares (cost $1,664,775)	1,661,443
Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryIPMidCap) 86,161 shares (cost $1,430,040)	1,337,226

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus IP - Small Cap Stock Index Portfolio - Service Shares (DryIPSmCap) 1,433,661 shares (cost $24,991,832)	$25,289,778
Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx) 10,315,043 shares (cost $306,079,800)	385,782,591
Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVApp) 790,695 shares (cost $28,464,796)	35,470,556
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVDevLd) 20,318 shares (cost $821,481)	657,086
Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIntVal) 2,061,693 shares (cost $36,232,111)	35,935,305
DWS Variable Series II - Dreman High Return Equity VIP - Class B (DWSVHghRtrn) 51,629 shares (cost $776,234)	743,969
Federated IS - American Leaders Fund II - Primary Shares (FedAmLead) 16,668 shares (cost $329,875)	285,514
Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp) 69,578 shares (cost $440,012)	514,182
Federated IS - Market Opportunity Fund II - Service Shares (FedMrkOp) 4,506 shares (cost $46,126)	46,182
Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd) 3,757,583 shares (cost $42,133,743)	42,610,987
Fidelity® VIP - Equity-Income Portfolio - Service Class (FidVIPEIS) 4,548,198 shares (cost $108,650,015)	108,338,065
Fidelity® VIP - Growth Portfolio - Service Class (FidVIPGrS) 2,651,450 shares (cost $82,251,505)	119,288,749
Fidelity® VIP - High Income Portfolio - Service Class (FidVIPHIS) 4,217,056 shares (cost $27,303,825)	25,091,480
Fidelity® VIP - High Income Portfolio - Service Class R (FidVIPHISR) 386,019 shares (cost $2,477,847)	2,289,095
Fidelity® VIP - Overseas Portfolio - Service Class (FidVIPOvS) 2,175,813 shares (cost $42,164,849)	54,874,004
Fidelity® VIP - Overseas Portfolio - Service Class R (FidVIPOvSR) 741,543 shares (cost $15,948,150)	18,679,464
Fidelity® VIP II - Contrafund® Portfolio - Service Class (FidVIPConS) 8,549,296 shares (cost $237,141,011)	237,670,419
Fidelity® VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS) 1,146,526 shares (cost $14,277,199)	14,526,485
Fidelity® VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS) 632,341 shares (cost $9,862,456)	14,113,844
Fidelity® VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS) 1,151,281 shares (cost $38,165,406)	41,423,093
Fidelity® VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS) 737,451 shares (cost $9,536,140)	9,247,629
Fidelity® VIP IV - Energy Portfolio - Service Class 2 (FidVIPEnergyS2) 539,148 shares (cost $11,986,641)	14,255,084
Fidelity® VIP IV - Freedom Fund 2010 Portfolio - Service Class (FidVIPFree10S) 131,520 shares (cost $1,564,179)	1,571,670
Fidelity® VIP IV - Freedom Fund 2020 Portfolio - Service Class (FidVIPFree20S) 241,500 shares (cost $2,966,361)	3,047,725

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP IV - Freedom Fund 2030 Portfolio - Service Class (FidVIPFree30S) 149,356 shares (cost $1,904,709)	$1,943,122
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FrVIPDevMrk3) 482,203 shares (cost $6,433,972)	7,695,955
Franklin Templeton VIP - Foreign Securities Fund - Class 1 (FrVIPForSec) 157,216 shares (cost $2,328,019)	3,235,497
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (FrVIPForSec2) 1,110,854 shares (cost $20,020,202)	22,494,784
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (FrVIPForSec3) 362,658 shares (cost $6,246,960)	7,318,438
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FrVIPGlInc3) 208,062 shares (cost $3,279,306)	3,476,710
Franklin Templeton VIP - Income Securities Fund - Class 2 (FrVIPIncSec2) 279,159 shares (cost $4,941,181)	4,832,242
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FrVIPRisDiv) 755,367 shares (cost $14,044,734)	14,812,750
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FrVIPSCapV1) 650,485 shares (cost $11,630,551)	11,305,427
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FrVIPSCapV2) 297,014 shares (cost $5,503,892)	5,078,942
Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 5,563,134 shares (cost $88,819,967)	77,995,141
Janus Aspen Series - Balanced Portfolio - Service Shares (JAspBal) 294,375 shares (cost $8,611,573)	9,149,169
Janus Aspen Series - Forty Portfolio - Service Shares (JAspForty) 1,637,900 shares (cost $44,137,837)	66,826,334
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAspGlTechS) 3,182,963 shares (cost $11,977,755)	16,487,750
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JAspRMgCore) 38,254 shares (cost $497,387)	508,396
Janus Aspen Series - International Growth Portfolio - Service II Shares (JAspIntGroS2) 380,055 shares (cost $19,644,677)	24,619,966
Janus Aspen Series - International Growth Portfolio - Service Shares (JAspIntGroS) 1,119,921 shares (cost $39,107,363)	72,246,109
JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 326,740 shares (cost $6,711,705)	6,760,247
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (JPMMidCapV) 23,426 shares (cost $281,493)	211,304
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (LBTShrtDBd) 657,267 shares (cost $8,439,916)	8,544,465
Lincoln VIP - Baron Growth Opportunies Funds - Service Class (LincGroOp) 529,331 shares (cost $15,868,000)	15,850,277
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio - Class VC (LrdMidCapV) 99,984 shares (cost $2,257,563)	1,889,706
MFS VIT - Investors Growth Stock Series - Initial Class (MFSInvGrSt) 388,089 shares (cost $3,792,249)	4,587,216
MFS VIT - Research International Series - Service Class (MFSRsrchIntl) 593 shares (cost $9,229)	9,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS VIT - Value Series - Initial Class (MFSValue) 452,585 shares (cost $6,468,558)	$6,901,914
Nationwide VIT - American Funds Asset Allocation Fund - Class II (NVITAstAll2) 196,853 shares (cost $3,821,752)	3,809,097
Nationwide VIT - American Funds Bond Fund - Class II (NVITBnd2) 215,804 shares (cost $2,509,615)	2,421,323
Nationwide VIT - American Funds Global Growth Fund - Class II (NVITGlobGr2) 214,485 shares (cost $5,242,183)	5,593,772
Nationwide VIT - American Funds Growth - Income Fund - Class II (NVITGroInc2) 21,520 shares (cost $972,312)	937,390
Nationwide VIT - American Funds Growth Fund - Class II (NVITGrowth2) 98,163 shares (cost $6,725,322)	7,083,428
Nationwide VIT - Federated High Income Bond Fund - Class I (NVITFHiInc) 3,048,298 shares (cost $24,294,009)	23,288,997
Nationwide VIT - Federated High Income Bond Fund - Class III (NVITFHiInc3) 2,075,682 shares (cost $16,448,879)	15,837,451
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (NVITEmMrkts) 2,315,751 shares (cost $38,389,264)	52,359,129
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (NVITEmMrkts3) 1,101,602 shares (cost $18,918,886)	24,885,178
Nationwide VIT - Gartmore Global Utilities Fund - Class I (NVITGlUtl) 502,259 shares (cost $6,386,834)	6,157,696
Nationwide VIT - Gartmore International Growth Fund - Class I (NVITIntGro) 894,727 shares (cost $10,467,846)	12,579,855
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (NVITWLead) 406,473 shares (cost $5,453,660)	7,718,915
Nationwide VIT - Global Financial Services Fund - Class I (NVITGlFin) 426,551 shares (cost $5,555,602)	4,645,136
Nationwide VIT - Global Health Sciences Fund - Class I (NVITGlHlth) 398,124 shares (cost $4,367,593)	4,685,924
Nationwide VIT - Global Health Sciences Fund - Class III (NVITGlHlth3) 223,096 shares (cost $2,427,053)	2,632,532
Nationwide VIT - Global Technology and Communications Fund - Class I (NVITGlTech) 1,336,497 shares (cost $5,636,202)	6,869,597
Nationwide VIT - Global Technology and Communications Fund - Class III (NVITGlTech3) 792,184 shares (cost $3,664,808)	4,103,511
Nationwide VIT - Government Bond Fund - Class I (NVITGvtBd) 8,744,660 shares (cost $101,538,316)	101,700,393
Nationwide VIT - Growth Fund - Class I (NVITGrowth) 1,350,537 shares (cost $12,997,203)	19,582,780
Nationwide VIT - International Index Fund - Class II (NVITIntIdx2) 191,108 shares (cost $2,235,022)	2,222,587
Nationwide VIT - International Index Fund - Class VI (NVITIntIdx6) 55,186 shares (cost $620,669)	641,261
Nationwide VIT - International Value Fund - Class I (NVITIntValI) 127,330 shares (cost $2,026,994)	2,225,720
Nationwide VIT - International Value Fund - Class III (NVITIntVal3) 552,285 shares (cost $9,732,257)	9,626,329

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (NVITIDAgg2) 2,579,961 shares (cost $32,820,931)	$35,087,466
Nationwide VIT - Investor Destinations Conservative Fund - Class II (NVITIDCon2) 1,408,111 shares (cost $14,647,245)	14,644,354
Nationwide VIT - Investor Destinations Moderate Fund - Class II (NVITIDMod2) 5,896,487 shares (cost $67,805,371)	73,352,295
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (NVITIDModAg2) 6,386,094 shares (cost $76,998,614)	85,190,499
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (NVITIDModCon2) 3,133,462 shares (cost $34,947,717)	35,564,795
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (NVITJPBal) 1,592,730 shares (cost $15,677,489)	17,440,388
Nationwide VIT - Mid Cap Growth Fund - Class I (NVITMdCpGr) 538,927 shares (cost $14,132,780)	17,531,295
Nationwide VIT - Mid Cap Index Fund - Class I (NVITMidCap) 3,970,138 shares (cost $70,081,221)	76,147,254
Nationwide VIT - Money Market Fund - Class I (NVITMyMkt) 122,257,635 shares (cost $122,257,635)	122,257,635
Nationwide VIT - Money Market Fund - Class V (NVITMyMkt5) 345,939,962 shares (cost $345,939,962)	345,939,962
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (NVITSmCapGr) 1,277,586 shares (cost $19,963,377)	23,009,330
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (NVITSmCapVal) 6,536,235 shares (cost $78,727,923)	64,578,004
Nationwide VIT - Multi-Manager Small Company Fund - Class I (NVITSmComp) 4,428,873 shares (cost $104,279,602)	98,365,263
Nationwide VIT - Nationwide Fund - Class I (NVITNWFund) 32,076,708 shares (cost $337,408,545)	435,922,468
Nationwide VIT - Nationwide Leaders Fund - Class I (NVITNWLead) 189,497 shares (cost $2,621,811)	2,471,043
Nationwide VIT - U.S. Growth Leaders Fund - Class I (NVITUSGro) 668,981 shares (cost $7,684,298)	8,636,541
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (NVITVKVal) 1,229,592 shares (cost $14,243,291)	14,140,311
Nationwide VIT - Van Kampen Multi Sector Bond Fund - Class I (NVITMltSec) 2,487,548 shares (cost $24,546,609)	24,527,224
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBTAFasc) 138,620 shares (cost $2,073,739)	2,009,993
Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBTAGuard) 605,085 shares (cost $9,836,414)	12,773,334
Neuberger Berman AMT - International Portfolio - Class S (NBTAInt) 308,346 shares (cost $4,360,796)	4,196,590
Neuberger Berman AMT - Mid-Cap Growth Portfolio - I Class Shares (NBTAMCGr) 1,727,501 shares (cost $27,828,618)	49,233,790
Neuberger Berman AMT - Partners Portfolio - Class I (NBTAPart) 1,030,637 shares (cost $20,916,557)	21,406,339
Neuberger Berman AMT - Regency Portfolio - Class I (NBTARegI) 52,447 shares (cost $867,760)	851,209

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT - Regency Portfolio - Class S (NBTARegS) 72,255 shares (cost $1,283,323)	$1,255,077
Neuberger Berman AMT - Socially Responsive Portfolio Class I (NBTSocRes) 259,992 shares (cost $4,244,616)	4,656,448
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Shares (OppCapAp) 2,813,300 shares (cost $99,313,672)	132,731,517
Oppenheimer VAF - Global Securities Fund - Class 3 (OppGlSec3) 565,015 shares (cost $19,167,340)	20,803,840
Oppenheimer VAF - Global Securities Fund - Non-Service Shares (OppGlSec) 2,073,499 shares (cost $64,485,907)	75,890,059
Oppenheimer VAF - High Income Fund - Class 3 (OppHighInc3) 117,597 shares (cost $957,720)	938,422
Oppenheimer VAF - High Income Fund - Non-Service Shares (OppHighInc) 338,231 shares (cost $2,844,583)	2,688,940
Oppenheimer VAF - Main Street Small Cap Fund® - Non-Service Shares (OppMStSCap) 300,818 shares (cost $5,347,031)	5,474,892
Oppenheimer VAF - Main Street® - Non-Service Shares (OppMSt) 1,712,103 shares (cost $34,121,348)	43,846,953
Oppenheimer VAF - Mid Cap Fund - Non-Service Shares (OppMidCap) 842,771 shares (cost $34,842,577)	45,568,650
PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAst) 173,135 shares (cost $2,052,381)	2,029,142
PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur) 4,628,475 shares (cost $46,844,044)	47,673,293
PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet) 4,267,572 shares (cost $53,453,633)	53,643,381
PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet) 15,025,799 shares (cost $153,027,450)	157,620,630
Pioneer VCT - Pioneer High Yield Portfolio - Class I Shares (PioVHiYield) 1,531,658 shares (cost $17,009,823)	16,924,819
Putnam VT - Growth and Income Fund - IB Shares (PVTGroInc) 44,607 shares (cost $1,144,687)	1,031,309
Putnam VT - International Equity Fund - IB Shares (PVTIntlEq) 161,597 shares (cost $3,010,247)	3,063,872
Putnam VT - Voyager Fund - IB Shares (PVTVoygr) 13,720 shares (cost $382,633)	435,346
Royce Capital Fund - Micro-Cap Portfolio (RCFMicroCap) 4,077,596 shares (cost $56,449,672)	54,925,212
T. Rowe Price Blue Chip Growth Portfolio - II (TRoeBlChip2) 253,193 shares (cost $2,677,001)	2,962,354
T. Rowe Price Equity Income Portfolio - II (TRowEqInc2) 4,192,375 shares (cost $98,188,101)	99,149,667
T. Rowe Price Limited Term Bond Portfolio - Class II (TRowLtdTBd2) 218,254 shares (cost $1,066,311)	1,080,359
T. Rowe Price Mid-Cap Growth Portfolio - II (TRowMidCap2) 1,107,744 shares (cost $28,576,405)	27,427,752
T. Rowe Price New America Growth Portfolio (TRowNwAmGr) 652,107 shares (cost $13,810,682)	14,398,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal) 3,519 shares (cost $72,684)	$65,811
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro) 488,432 shares (cost $11,601,370)	14,897,163
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VEWrldEMkt) 1,116,088 shares (cost $23,764,593)	30,937,964
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VEWrldHAs) 834,436 shares (cost $27,542,303)	34,370,405
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (VKUCorPlus) 296,176 shares (cost $3,381,062)	3,429,724
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKUEmMkt) 1,433,181 shares (cost $12,265,857)	12,225,035
Van Kampen UIF - Mid Cap Growth Portfolio - Class I (VKUMCpGro) 630,309 shares (cost $8,279,246)	9,189,907
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUUSRE) 3,157,714 shares (cost $73,107,954)	69,627,587
W&R Target Funds, Inc. - Growth Portfolio (WRGrowth) 20,126 shares (cost $242,209)	241,986
W&R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS) 21,669 shares (cost $177,407)	151,396
W&R Target Funds, Inc. - Science and Technology Portfolio (WRSciTech) 253 shares (cost $5,309)	4,556
Wells Fargo AVT - Opportunity FundSM (WFVOpp) 1,226,110 shares (cost $26,824,475)	27,011,195

Total Investments	4,818,024,834
Accounts Receivable	110,183

Total Assets	4,818,135,017
Accounts Payable	—

Contract Owners Equity (note 7)	$4,818,135,017

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVGrIncA	AlVIntlValA	AlVSmMdCpA
Reinvested dividends	$91,678,320	50,478	-	-	140,576	299,842	281,943	46,884
Mortality and expense risk charges (note 3)	(6,216,537)	(6,570)	-	(26,701)	(78,764)	(47,895)	(70,619)	(1,256)

Net investment income (loss)	85,461,783	43,908	-	(26,701)	61,812	251,947	211,324	45,628

Proceeds from mutual fund shares sold	1,080,591,585	2,185,251	288,900	3,716,326	4,788,216	3,214,155	4,261,828	1,310,064
Cost of mutual fund shares sold	(873,005,198)	(1,836,834)	(214,877)	(2,668,300)	(3,191,605)	(2,622,874)	(3,584,527)	(1,107,569)

Realized gain (loss) on investments	207,586,387	348,417	74,023	1,048,026	1,596,611	591,281	677,301	202,495
Change in unrealized gain (loss) on investments	(135,244,323)	(710,460)	106,701	(966,703)	1,281,739	(848,511)	(1,000,621)	(661,993)

Net gain (loss) on investments	72,342,064	(362,043)	180,724	81,323	2,878,350	(257,230)	(323,320)	(459,498)

Reinvested capital gains	219,084,030	470,561	-	1,262,845	-	1,017,690	932,439	346,724

Net increase (decrease) in contract owners’ equity resulting from operations	$376,887,877	152,426	180,724	1,317,467	2,940,162	1,012,407	820,443	(67,146)

Investment activity:	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista1
Reinvested dividends	$523,519	296,823	339,626	61,541	17,552	-	1,204,997	-
Mortality and expense risk charges (note 3)	(11,691)	-	(55,274)	-	-	(2,826)	(58,535)	(1,573)

Net investment income (loss)	511,828	296,823	284,353	61,541	17,552	(2,826)	1,146,462	(1,573)

Proceeds from mutual fund shares sold	6,391,885	2,961,768	12,792,551	415,418	2,159,832	1,066,220	13,113,684	1,147,575
Cost of mutual fund shares sold	(3,826,687)	(3,008,609)	(7,030,659)	(266,988)	(2,075,191)	(964,410)	(11,266,074)	(998,331)

Realized gain (loss) on investments	2,565,198	(46,841)	5,761,892	148,430	84,641	101,810	1,847,610	149,244
Change in unrealized gain (loss) on investments	(3,011,606)	393,108	1,798,877	1,432,507	(281,936)	772,249	(12,797,015)	352,778

Net gain (loss) on investments	(446,408)	346,267	7,560,769	1,580,937	(197,295)	874,059	(10,949,405)	502,022

Reinvested capital gains	-	-	-	-	36,360	-	6,248,743	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,420	643,090	7,845,122	1,642,478	(143,383)	871,233	(3,554,200)	500,449

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	BRIntIndex	BRLrgCp	CalVSSocEq	CSTGIobSmCp	CSTIntFoc	CSTLCapV	DrylPMidCap	DrylPSmCap
Reinvested dividends	$-	32,666	-	-	24,804	23,508	4,679	95,818
Mortality and expense risk charges (note 3)	(1,459)	(6,879)	(281)	(211)	(352)	(175)	(2,385)	(39,671)

Net investment income (loss)	(1,459)	25,787	(281)	(211)	24,452	23,333	2,294	56,147

Proceeds from mutual fund shares sold	1,799,658	242,954	94,444	216,013	216,956	408,875	817,564	7,867,956
Cost of mutual fund shares sold	(1,845,720)	(231,946)	(80,252)	(131,657)	(117,321)	(290,561)	(859,538)	(6,437,491)

Realized gain (loss) on investments	(46,062)	11,008	14,192	84,356	99,635	118,314	(41,974)	1,430,465
Change in unrealized gain (loss) on investments	180,030	(384,037)	(10,352)	(105,235)	219,876	(439,671)	(74,440)	(2,636,043)

Net gain (loss) on investments	133,968	(373,029)	3,840	(20,879)	319,511	(321,357)	(116,414)	(1,205,578)

Reinvested capital gains	-	515,034	6,543	-	-	348,824	132,936	1,029,058

Net increase (decrease) in contract owners’ equity resulting from operations	$132,509	167,792	10,102	(21,090)	343,963	50,800	18,816	(120,373)

Investment activity:	DryStklx	DryVApp	DryVDevLd	DryVlntVal	DWSVHghRtrn	FedAmLead	FedCapAp	FedMrkOp
Reinvested dividends	$6,828,654	554,508	5,945	604,139	5,896	4,935	3,604	483
Mortality and expense risk charges (note 3)	(621,689)	(38,505)	-	(96,433)	(1,651)	-	-	-

Net investment income (loss)	6,206,965	516,003	5,945	507,706	4,245	4,935	3,604	483

Proceeds from mutual fund shares sold	64,834,443	5,607,469	196,844	14,030,000	114,110	138,214	131,641	9,136
Cost of mutual fund shares sold	(39,572,589)	(3,607,367)	(205,752)	(11,953,142)	(110,285)	(132,467)	(98,201)	(9,265)

Realized gain (loss) on investments	25,261,854	2,000,102	(8,908)	2,076,858	3,825	5,747	33,440	(129)
Change in unrealized gain (loss) on investments	(11,213,766)	(36,012)	(186,955)	(5,890,842)	(35,281)	(77,319)	9,103	(1,040)

Net gain (loss) on investments	14,048,088	1,964,090	(195,863)	(3,813,984)	(31,456)	(71,572)	42,543	(1,169)

Reinvested capital gains	-	-	103,932	4,852,609	4,673	36,771	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,255,053	2,480,093	(85,986)	1,546,331	(22,538)	(29,866)	46,147	(686)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvSR	FidVIPConS
Reinvested dividends	$3,012,535	1,932,978	656,152	2,077,049	190,145	1,625,906	538,729	1,910,296
Mortality and expense risk charges (note 3)	(59,132)	(117,543)	(86,521)	(17,826)	-	(87,720)	-	(258,348)

Net investment income (loss)	2,953,403	1,815,435	569,631	2,059,223	190,145	1,538,186	538,729	1,651,948

Proceeds from mutual fund shares sold	30,356,930	19,337,365	23,181,545	6,510,557	350,299	9,420,379	2,559,592	22,882,344
Cost of mutual fund shares sold	(31,571,489)	(12,532,637)	(17,577,883)	(6,699,624)	(361,824)	(5,956,483)	(1,820,952)	(12,034,842)

Realized gain (loss) on investments	(1,214,559)	6,804,728	5,603,662	(189,067)	(11,525)	3,463,896	738,640	10,847,502
Change in unrealized gain (loss) on investments	608,709	(15,905,975)	18,441,027	(1,231,809)	(188,751)	(432,859)	309,061	(35,362,204)

Net gain (loss) on investments	(605,850)	(9,101,247)	24,044,689	(1,420,876)	(200,276)	3,031,037	1,047,701	(24,514,702)

Reinvested capital gains	-	9,084,163	97,886	-	-	3,263,967	1,044,686	57,020,823

Net increase (decrease) in contract owners’ equity resulting from operations	$2,347,553	1,798,351	24,712,206	638,347	(10,131)	7,833,190	2,631,116	34,158,069

Investment activity:	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S
Reinvested dividends	$476,436	-	270,110	79,172	12,190	37,076	61,125	38,873
Mortality and expense risk charges (note 3)	(4,347)	(2,839)	(26,833)	(644)	-	-	-	-

Net investment income (loss)	472,089	(2,839)	243,277	78,528	12,190	37,076	61,125	38,873

Proceeds from mutual fund shares sold	3,723,080	3,462,748	4,763,617	2,950,103	3,796,385	352,551	282,835	171,089
Cost of mutual fund shares sold	(3,882,092)	(2,086,112)	(4,018,048)	(2,902,449)	(3,700,169)	(316,589)	(231,055)	(137,832)

Realized gain (loss) on investments	(159,012)	1,376,636	745,569	47,654	96,216	35,962	51,780	33,257
Change in unrealized gain (loss) on investments	191,770	1,321,560	1,091,975	(544,851)	3,011,353	(16,903)	(8,653)	(2,052)

Net gain (loss) on investments	32,758	2,698,196	1,837,544	(497,197)	3,107,569	19,059	43,127	31,205

Reinvested capital gains	-	-	3,082,876	911,629	563,500	35,183	84,690	65,958

Net increase (decrease) in contract owners’ equity resulting from operations	$504,847	2,695,357	5,163,697	492,960	3,683,259	91,318	188,942	136,036

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1
Reinvested dividends	$134,911	69,784	344,432	141,669	59,433	127,625	401,727	106,122
Mortality and expense risk charges (note 3)	-	-	(53,327)	-	-	-	-	-

Net investment income (loss)	134,911	69,784	291,105	141,669	59,433	127,625	401,727	106,122

Proceeds from mutual fund shares sold	1,549,135	967,868	7,105,538	1,145,241	366,147	1,403,298	2,960,392	1,568,641
Cost of mutual fund shares sold	(1,111,708)	(633,458)	(5,349,471)	(872,410)	(325,544)	(1,360,058)	(2,364,466)	(1,247,964)

Realized gain (loss) on investments	437,427	334,410	1,756,067	272,831	40,603	43,240	595,926	320,677
Change in unrealized gain (loss) on investments	427,527	(64,148)	(279,035)	238,423	120,126	(153,756)	(1,588,215)	(1,564,171)

Net gain (loss) on investments	864,954	270,262	1,477,032	511,254	160,729	(110,516)	(992,289)	(1,243,494)

Reinvested capital gains	445,938	144,496	785,608	307,222	-	23,668	227,655	811,996

Net increase (decrease) in contract owners’ equity resulting from operations	$1,445,803	484,542	2,553,745	960,145	220,162	40,777	(362,907)	(325,376)

Investment activity:	FrVIPSCapV2	GSVTMdCpV	JAspBal	JAspForty	JAspGITechS	JAspRMgCore	JAsplntGroS2	JAsplntGroS
Reinvested dividends	$28,063	625,839	189,547	96,428	52,327	2,302	86,238	283,951
Mortality and expense risk charges (note 3)	(12,400)	(208,678)	(17,100)	(47,731)	(5,158)	-	-	(62,515)

Net investment income (loss)	15,663	417,161	172,447	48,697	47,169	2,302	86,238	221,436

Proceeds from mutual fund shares sold	889,465	15,932,662	3,293,597	9,134,288	4,899,815	161,786	1,401,777	13,510,143
Cost of mutual fund shares sold	(773,836)	(14,124,662)	(2,908,086)	(5,275,750)	(2,658,012)	(168,232)	(1,029,978)	(4,790,129)

Realized gain (loss) on investments	115,629	1,808,000	385,511	3,858,538	2,241,803	(6,446)	371,799	8,720,014
Change in unrealized gain (loss) on investments	(654,836)	(11,651,421)	149,402	12,121,690	748,048	33,823	3,732,278	6,681,827

Net gain (loss) on investments	(539,207)	(9,843,421)	534,913	15,980,228	2,989,851	27,377	4,104,077	15,401,841

Reinvested capital gains	288,566	11,581,061	-	-	-	3,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(234,978)	2,154,801	707,360	16,028,925	3,037,020	33,669	4,190,315	15,623,277

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JPMMidCapGr	JPMMidCapV	LBTShrtDBd	LincGroOp	LrdMidCapV	MFSInvGrSt	MFSRsrchIntl	MFSValue
Reinvested dividends	$-	4,906	235,067	-	8,625	15,269	-	49,384
Mortality and expense risk charges (note 3)	(13,419)	(431)	-	(37,013)	(3,828)	-	(8)	-

Net investment income (loss)	(13,419)	4,475	235,067	(37,013)	4,797	15,269	(8)	49,384

Proceeds from mutual fund shares sold	2,066,026	100,579	3,179,035	3,233,969	883,419	993,027	1,568	950,557
Cost of mutual fund shares sold	(1,941,595)	(133,430)	(3,162,507)	(2,773,860)	(833,466)	(749,308)	(1,470)	(731,214)

Realized gain (loss) on investments	124,431	(32,851)	16,528	460,109	49,953	243,719	98	219,343
Change in unrealized gain (loss) on investments	(248,142)	(84,540)	149,231	(1,486,508)	(364,934)	229,819	264	14,453

Net gain (loss) on investments	(123,711)	(117,391)	165,759	(1,026,399)	(314,981)	473,538	362	233,796

Reinvested capital gains	863,461	116,564	-	1,458,483	253,561	-	-	84,573

Net increase (decrease) in contract owners’ equity resulting from operations	$726,331	3,648	400,826	395,071	(56,623)	488,807	354	367,753

Investment activity:	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts
Reinvested dividends	$68,968	142,989	111,882	11,382	34,454	1,883,010	959,716	278,098
Mortality and expense risk charges (note 3)	-	-	-	-	-	(35,581)	-	(86,583)

Net investment income (loss)	68,968	142,989	111,882	11,382	34,454	1,847,429	959,716	191,515

Proceeds from mutual fund shares sold	1,651,012	434,306	471,163	13,580	415,613	7,399,989	2,490,023	8,340,628
Cost of mutual fund shares sold	(1,510,885)	(432,301)	(382,797)	(13,873)	(352,171)	(7,675,666)	(2,510,291)	(4,773,026)

Realized gain (loss) on investments	140,127	2,005	88,366	(293)	63,442	(275,677)	(20,268)	3,567,602
Change in unrealized gain (loss) on investments	(63,468)	(97,260)	251,313	(34,922)	288,185	(819,124)	(686,065)	6,433,912

Net gain (loss) on investments	76,659	(95,255)	339,679	(35,215)	351,627	(1,094,801)	(706,333)	10,001,514

Reinvested capital gains	1,640	-	-	-	1,318	-	-	3,989,041

Net increase (decrease) in contract owners’ equity resulting from operations	$147,267	47,734	451,561	(23,833)	387,399	752,628	253,383	14,182,070

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITEmMrkts3	NVITGlUtl	NVITIntGro	NVITWLead	NVITGlFin	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$127,640	126,321	39,290	27,014	165,433	2,768	2,051	-
Mortality and expense risk charges (note 3)	-	(1,962)	(3,637)	(1,716)	(3,923)	(4,688)	-	(8,401)

Net investment income (loss)	127,640	124,359	35,653	25,298	161,510	(1,920)	2,051	(8,401)

Proceeds from mutual fund shares sold	3,001,189	1,771,745	4,538,398	1,018,063	1,456,594	788,577	1,199,242	2,150,630
Cost of mutual fund shares sold	(1,930,418)	(1,506,076)	(3,147,559)	(588,274)	(1,406,809)	(756,788)	(1,113,024)	(1,700,477)

Realized gain (loss) on investments	1,070,771	265,669	1,390,839	429,789	49,785	31,789	86,218	450,153
Change in unrealized gain (loss) on investments	3,392,089	(654,732)	(15,627)	692,082	(968,313)	339,170	196,615	432,229

Net gain (loss) on investments	4,462,860	(389,063)	1,375,212	1,121,871	(918,528)	370,959	282,833	882,382

Reinvested capital gains	1,739,899	1,129,147	800,247	-	695,341	71,596	55,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,330,399	864,443	2,211,112	1,147,169	(61,677)	440,635	340,572	873,981

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx2	NVITIntIdx6	NVITIntValI	NVITIntVal3	NVITIDAgg2
Reinvested dividends	$-	4,430,173	31,775	23,759	8,079	53,925	209,918	605,684
Mortality and expense risk charges (note 3)	-	(155,774)	(2,346)	(3,593)	-	-	-	(22,085)

Net investment income (loss)	-	4,274,399	29,429	20,166	8,079	53,925	209,918	583,599

Proceeds from mutual fund shares sold	726,446	20,125,416	2,094,807	115,850	93,527	1,015,041	1,809,439	4,241,057
Cost of mutual fund shares sold	(620,152)	(21,527,058)	(1,564,344)	(116,737)	(78,920)	(834,415)	(1,489,256)	(3,265,727)

Realized gain (loss) on investments	106,294	(1,401,642)	530,463	(887)	14,607	180,626	320,183	975,330
Change in unrealized gain (loss) on investments	306,317	3,759,402	2,553,716	(12,435)	4,283	(315,435)	(931,852)	(1,210,646)

Net gain (loss) on investments	412,611	2,357,760	3,084,179	(13,322)	18,890	(134,809)	(611,669)	(235,316)

Reinvested capital gains	-	-	-	4,192	1,322	181,307	679,607	960,583

Net increase (decrease) in contract owners’ equity resulting from operations	$412,611	6,632,159	3,113,608	11,036	28,291	100,423	277,856	1,308,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap	NVITMyMkt
Reinvested dividends	$489,526	1,812,633	1,799,474	988,254	382,922	-	1,112,193	5,472,440
Mortality and expense risk charges (note 3)	(16,081)	(42,475)	(21,299)	(63,285)	(10,746)	(4,547)	(120,511)	(25,508)

Net investment income (loss)	473,445	1,770,158	1,778,175	924,969	372,176	(4,547)	991,682	5,446,932

Proceeds from mutual fund shares sold	1,749,356	6,440,948	6,112,547	4,044,620	3,076,780	4,214,210	22,565,290	63,121,012
Cost of mutual fund shares sold	(1,730,383)	(5,041,593)	(4,667,538)	(3,709,294)	(2,304,031)	(3,162,275)	(15,461,329)	(63,121,012)

Realized gain (loss) on investments	18,973	1,399,355	1,445,009	335,326	772,749	1,051,935	7,103,961	-
Change in unrealized gain (loss) on investments	(111,573)	(729,998)	(491,544)	(460,314)	(829,543)	474,143	(4,305,215)	-

Net gain (loss) on investments	(92,600)	669,357	953,465	(124,988)	(56,794)	1,526,078	2,798,746	-

Reinvested capital gains	324,884	1,019,405	1,501,624	847,408	472,649	-	2,350,170	-

Net increase (decrease) in contract owners’ equity resulting from operations	$705,729	3,458,920	4,233,264	1,647,389	788,031	1,521,531	6,140,598	5,446,932

Investment activity:	NVITMyMkt5	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro	NVITVKVal
Reinvested dividends	$16,485,379	-	849,017	94,226	5,530,648	22,103	-	254,080
Mortality and expense risk charges (note 3)	(773,471)	(21,368)	(65,189)	(147,002)	(493,491)	(479)	(4,713)	(1,622)

Net investment income (loss)	15,711,908	(21,368)	783,828	(52,776)	5,037,157	21,624	(4,713)	252,458

Proceeds from mutual fund shares sold	114,166,836	6,227,030	20,271,683	19,122,713	139,431,395	545,013	1,433,922	2,156,330
Cost of mutual fund shares sold	(114,166,836)	(4,895,497)	(16,999,755)	(17,347,756)	(102,833,919)	(540,968)	(1,441,896)	(1,769,829)

Realized gain (loss) on investments	-	1,331,533	3,271,928	1,774,957	36,597,476	4,045	(7,974)	386,501
Change in unrealized gain (loss) on investments	-	891,419	(18,612,733)	(13,324,530)	(23,147,644)	(179,532)	1,327,479	(1,615,122)

Net gain (loss) on investments	-	2,222,952	(15,340,805)	(11,549,573)	13,449,832	(175,487)	1,319,505	(1,228,621)

Reinvested capital gains	-	-	9,528,527	13,780,217	26,261,593	322,938	-	666,775

Net increase (decrease) in contract owners’ equity resulting from operations	$15,711,908	2,201,584	(5,028,450)	2,177,868	44,748,582	169,075	1,314,792	(309,388)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMltSec	NBTAFasc	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegl	NBTARegS
Reinvested dividends	$922,244	-	34,475	69,179	-	128,736	3,444	5,364
Mortality and expense risk charges (note 3)	(28,133)	(1,623)	(6,081)	-	(24,011)	(3,946)	(2,699)	-

Net investment income (loss)	894,111	(1,623)	28,394	69,179	(24,011)	124,790	745	5,364

Proceeds from mutual fund shares sold	6,440,567	883,817	3,270,789	701,295	4,965,066	3,635,144	656,683	445,843
Cost of mutual fund shares sold	(6,487,096)	(802,682)	(1,847,677)	(556,445)	(2,138,391)	(2,854,320)	(622,815)	(428,123)

Realized gain (loss) on investments	(46,529)	81,135	1,423,112	144,850	2,826,675	780,824	33,868	17,720
Change in unrealized gain (loss) on investments	145,385	(109,895)	(490,657)	(380,354)	6,405,275	(1,165,305)	(28,828)	(44,082)

Net gain (loss) on investments	98,856	(28,760)	932,455	(235,504)	9,231,950	(384,481)	5,040	(26,362)

Reinvested capital gains	1,101	14,207	-	245,830	-	2,014,528	20,694	34,794

Net increase (decrease) in contract owners’ equity resulting from operations	$994,068	(16,176)	960,849	79,505	9,207,939	1,754,837	26,479	13,796

Investment activity:	NBTSocRes	OppCapAp	OppGISec3	OppGISec	OppHighlnc3	OppHighlnc	OppMStSCap	OppMSt
Reinvested dividends	$3,373	286,511	244,490	989,341	-	314,323	15,649	454,615
Mortality and expense risk charges (note 3)	-	(185,004)	-	(143,243)	-	-	-	(19,177)

Net investment income (loss)	3,373	101,507	244,490	846,098	-	314,323	15,649	435,438

Proceeds from mutual fund shares sold	408,397	17,236,796	1,888,380	11,450,938	643,817	3,498,484	563,775	6,432,589
Cost of mutual fund shares sold	(312,559)	(10,516,894)	(1,480,480)	(7,924,770)	(650,451)	(3,412,240)	(396,268)	(3,944,229)

Realized gain (loss) on investments	95,838	6,719,902	407,900	3,526,168	(6,634)	86,244	167,507	2,488,360
Change in unrealized gain (loss) on investments	105,082	9,684,670	(391,749)	(3,673,827)	(19,298)	(343,433)	(459,107)	(967,352)

Net gain (loss) on investments	200,920	16,404,572	16,151	(147,659)	(25,932)	(257,189)	(291,600)	1,521,008

Reinvested capital gains	12,686	-	890,130	3,596,308	-	-	166,883	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,979	16,506,079	1,150,771	4,294,747	(25,932)	57,134	(109,068)	1,956,446

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet	PVITTotRet	PioVHiYield	PVTGroInc	PVTIntlEq
Reinvested dividends	$-	132,868	2,019,831	2,137,195	6,371,804	794,925	17,993	71,341
Mortality and expense risk charges (note 3)	(37,301)	(4,049)	(106,088)	(137,283)	(349,696)	(38,795)	-	-

Net investment income (loss)	(37,301)	128,819	1,913,743	1,999,912	6,022,108	756,130	17,993	71,341

Proceeds from mutual fund shares sold	8,652,049	476,214	8,349,413	7,428,151	33,273,091	2,319,816	505,470	3,148,550
Cost of mutual fund shares sold	(5,831,266)	(467,566)	(8,517,041)	(8,048,450)	(34,542,418)	(2,347,190)	(452,154)	(2,547,263)

Realized gain (loss) on investments	2,820,783	8,648	(167,628)	(620,299)	(1,269,327)	(27,374)	53,316	601,287
Change in unrealized gain (loss) on investments	141,986	(16,995)	1,198,669	3,064,499	6,741,192	11,391	(329,857)	(765,324)

Net gain (loss) on investments	2,962,769	(8,347)	1,031,041	2,444,200	5,471,865	(15,983)	(276,541)	(164,037)

Reinvested capital gains	-	-	-	120,384	-	13,618	206,758	308,832

Net increase (decrease) in contract owners’ equity resulting from operations	$2,925,468	120,472	2,944,784	4,564,496	11,493,973	753,765	(51,790)	216,136

Investment activity:	PVTVoygr	RCFMicroCap	TRoeBIChip2	TRowEqlnc2	TRowLtdTBd2	TRowMidCap2	TRowNwAmGr	TRowPerStrBal
Reinvested dividends	$-	814,086	2,508	1,456,840	31,808	-	-	679
Mortality and expense risk charges (note 3)	-	(147,261)	-	(239,699)	-	(61,195)	(40,234)	(68)

Net investment income (loss)	-	666,825	2,508	1,217,141	31,808	(61,195)	(40,234)	611

Proceeds from mutual fund shares sold	78,925	10,858,817	388,044	18,681,309	145,201	8,729,015	2,222,261	5,357
Cost of mutual fund shares sold	(65,944)	(8,015,729)	(338,842)	(16,238,497)	(144,696)	(7,933,689)	(1,863,436)	(5,510)

Realized gain (loss) on investments	12,981	2,843,088	49,202	2,442,812	505	795,326	358,825	(153)
Change in unrealized gain (loss) on investments	10,030	(6,178,520)	200,505	(7,086,343)	9,510	(119,402)	(144,425)	(6,873)

Net gain (loss) on investments	23,011	(3,335,432)	249,707	(4,643,531)	10,015	675,924	214,400	(7,026)

Reinvested capital gains	-	4,638,864	-	5,888,178	-	2,917,556	1,393,989	5,564

Net increase (decrease) in contract owners’ equity resulting from operations	$23,011	1,970,257	252,215	2,461,788	41,823	3,532,285	1,568,155	(851)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DrySRGro	VEWrldEMkt	VEWrldHAs	VKUCorPlus	VKUEmMkt	VKUMCpGro	VKUUSRE	WRGrowth
Reinvested dividends	$81,450	96,020	28,479	101,028	793,955	-	1,005,941	3
Mortality and expense risk charges (note 3)	(2,273)	(15,269)	(25,334)	-	(13,604)	(10,665)	(114,884)	(111)

Net investment income (loss)	79,177	80,751	3,145	101,028	780,351	(10,665)	891,057	(108)

Proceeds from mutual fund shares sold	2,449,715	6,255,565	10,146,751	296,291	4,715,133	1,287,621	30,563,083	44,347
Cost of mutual fund shares sold	(2,061,015)	(3,831,547)	(7,399,825)	(301,189)	(4,871,169)	(1,164,415)	(16,943,704)	(37,861)

Realized gain (loss) on investments	388,700	2,424,018	2,746,926	(4,898)	(156,036)	123,206	13,619,379	6,486
Change in unrealized gain (loss) on investments	673,725	850,067	3,778,614	49,582	(291,052)	902,460	(37,103,354)	(6,613)

Net gain (loss) on investments	1,062,425	3,274,085	6,525,540	44,684	(447,088)	1,025,666	(23,483,975)	(127)

Reinvested capital gains	-	3,792,797	2,778,314	-	339,236	356,505	7,855,595	5,561

Net increase (decrease) in contract owners’ equity resulting from operations	$1,141,602	7,147,633	9,306,999	145,712	672,499	1,371,506	(14,737,323)	5,326

Investment activity:	WRRealEstS	WRSciTech	WFVOpp
Reinvested dividends	$979	-	173,778
Mortality and expense risk charges (note 3)	(226)	(1)	(21,744)

Net investment income (loss)	753	(1)	152,034

Proceeds from mutual fund shares sold	94,643	136	5,972,875
Cost of mutual fund shares sold	(93,296)	(135)	(4,577,173)

Realized gain (loss) on investments	1,347	1	1,395,702
Change in unrealized gain (loss) on investments	(30,222)	(752)	(3,753,806)

Net gain (loss) on investments	(28,875)	(751)	(2,358,104)

Reinvested capital gains	6,902	833	4,072,320

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,220)	81	1,866,250

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$85,461,783	71,131,320	43,908	25,703	-	861	(26,701)	(23,827)
Realized gain (loss) on investments	207,586,387	166,896,656	348,417	125,383	74,023	22,497	1,048,026	932,075
Change in unrealized gain (loss) on investments	(135,244,323)	167,698,301	(710,460)	446,439	106,701	64,228	(966,703)	577,441
Reinvested capital gains	219,084,030	96,963,068	470,561	354,271	-	-	1,262,845	214,763

Net increase (decrease) in contract owners’ equity resulting from operations	376,887,877	502,689,345	152,426	951,796	180,724	87,586	1,317,467	1,700,452

Equity transactions:
Purchase payments received from contract owners (note 6)	417,190,529	573,057,603	1,197,541	1,176,451	250,700	237,149	1,151,457	1,353,692
Transfers between funds	-	-	(748,208)	296,702	(121,938)	201,737	1,923,219	1,319,907
Surrenders (note 6)	(256,215,304)	(387,471,327)	(641,252)	(218,710)	(18,388)	(63,473)	(719,451)	(524,411)
Death benefits (note 4)	(11,792,491)	(9,884,896)	(26,674)	(23,642)	(154)	(152)	(31,305)	(6,487)
Net policy repayments (loans) (note 5)	(29,372,844)	(17,332,223)	(34,194)	(49,371)	(14,072)	(32,507)	(31,954)	(22,732)
Deductions for surrender charges (note 2d)	(6,501,412)	(7,673,977)	(29,400)	(25,638)	(6,471)	(11,034)	(15,744)	(7,078)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(128,028,675)	(129,174,617)	(356,962)	(375,194)	(87,879)	(88,470)	(437,771)	(457,957)
Asset charges (note 3):
FPVUL & VEL contracts	(6,839,415)	(6,179,710)	(22,990)	(20,591)	(5,437)	(4,559)	(15,294)	(12,480)
MSP contracts	(318,936)	(268,091)	(395)	(331)	(195)	(52)	(359)	(272)
SL contracts	(1,297,927)	(1,272,062)	(2,809)	(2,357)	(2,236)	(1,757)	(1,105)	(744)
Adjustments to maintain reserves	(18,753)	53,319	34	462	6	10	916	8,280

Net equity transactions	(23,195,228)	13,854,019	(665,309)	757,781	(6,064)	236,892	1,822,608	1,649,718

Net change in contract owners’ equity	353,692,649	516,543,364	(512,883)	1,709,577	174,660	324,478	3,140,075	3,350,170
Contract owners’ equity beginning of period	4,464,442,368	3,947,899,004	8,574,647	6,865,070	1,561,030	1,236,552	12,650,035	9,299,865

Contract owners’ equity end of period	$4,818,135,017	4,464,442,368	8,061,764	8,574,647	1,735,690	1,561,030	15,790,110	12,650,035

CHANGES IN UNITS:
Beginning units	307,762,808	302,538,590	491,676	445,372	102,104	85,976	650,168	556,838

Units purchased	70,093,417	72,274,994	94,233	109,212	17,135	29,998	183,074	220,422
Units redeemed	(70,799,559)	(67,050,776)	(130,527)	(62,908)	(17,887)	(13,870)	(99,854)	(127,092)

Ending units	307,056,666	307,762,808	455,382	491,676	101,352	102,104	733,388	650,168

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMIntGr		AlVGrIncA		AlVIntlValA		AlVSmMdCpA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$61,812	126,254	251,947	200,486	211,324	27,039	45,628	15,779
Realized gain (loss) on investments	1,596,611	2,296,573	591,281	619,350	677,301	(95,855)	202,495	172,807
Change in unrealized gain (loss) on investments	1,281,739	1,887,880	(848,511)	1,156,397	(1,000,621)	1,454,350	(661,993)	2,419
Reinvested capital gains	-	-	1,017,690	880,352	932,439	52,921	346,724	260,883

Net increase (decrease) in contract owners’ equity resulting from operations	2,940,162	4,310,707	1,012,407	2,856,585	820,443	1,438,455	(67,146)	451,888

Equity transactions:
Purchase payments received from contract owners (note 6)	2,910,438	2,185,394	1,244,527	1,332,130	572,520	526,879	352,912	475,185
Transfers between funds	11,396,412	2,244,556	863,443	(847,376)	19,294,463	11,770,029	2,409,121	(661,700)
Surrenders (note 6)	(335,911)	(4,336,178)	(1,212,807)	(267,171)	(7,839)	(1,408,723)	(217,939)	(159,244)
Death benefits (note 4)	(21,095)	(15,626)	(14,872)	(8,311)	(56,986)	-	(5,672)	(2,134)
Net policy repayments (loans) (note 5)	(242,049)	(196)	(118,508)	(46,911)	(35,361)	-	(7,831)	(50,912)
Deductions for surrender charges (note 2d)	-	-	(9,122)	(13,479)	-	-	(15,937)	(6,312)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(427,246)	(306,400)	(358,485)	(361,822)	(308,813)	(44,346)	(161,134)	(131,298)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(14,823)	(13,967)	-	-	(15,421)	(10,153)
MSP contracts	-	-	(121)	(171)	-	-	(331)	(292)
SL contracts	-	-	(1,930)	(1,569)	-	-	(2,042)	(4,482)
Adjustments to maintain reserves	886	6,023	596	967	1,897	78	(11)	49

Net equity transactions	13,281,435	(222,427)	377,898	(227,680)	19,459,881	10,843,917	2,335,715	(551,293)

Net change in contract owners’ equity	16,221,597	4,088,280	1,390,305	2,628,905	20,280,324	12,282,372	2,268,569	(99,405)

Contract owners’ equity beginning of period	19,668,756	15,580,476	19,960,239	17,331,334	12,282,372	_	3,385,395	3,484,800

Contract owners’ equity end of period	$35,890,353	19,668,756	21,350,544	19,960,239	32,562,696	12,282,372	5,653,964	3,385,395

CHANGES IN UNITS:
Beginning units	1,098,252	1,111,978	1,107,894	1,125,026	1,085,100	-	168,136	198,030

Units purchased	850,615	398,004	472,578	155,838	1,879,153	1,233,682	129,927	27,715
Units redeemed	(198,855)	(411,730)	(453,326)	(172,970)	(238,907)	(148,582)	(21,237)	(57,609)

Ending units	1,750,012	1,098,252	1,127,146	1,107,894	2,725,346	1,085,100	276,826	168,136

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPIncGr		ACVPInflPro2		ACVPInt		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$511,828	506,897	296,823	222,068	284,353	683,075	61,541	85,854
Realized gain (loss) on investments	2,565,198	1,559,858	(46,841)	(85,474)	5,761,892	3,645,694	148,430	106,709
Change in unrealized gain (loss) on investments	(3,011,606)	2,321,259	393,108	(15,319)	1,798,877	6,143,566	1,432,507	1,216,942
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,420	4,388,014	643,090	121,275	7,845,122	10,472,335	1,642,478	1,409,505

Equity transactions:
Purchase payments received from contract owners (note 6)	1,912,420	2,980,810	586,693	928,163	1,129,512	2,241,271	2,004,931	2,336,741
Transfers between funds	(2,582,550)	(2,604,445)	70,579	324,789	(3,168,405)	(3,443,452)	1,486,520	705,137
Surrenders (note 6)	(1,531,841)	(952,973)	(286,864)	(348,613)	(4,446,804)	(2,510,699)	(454,710)	(331,029)
Death benefits (note 4)	(37,993)	(318,302)	(27,458)	(22,996)	(45,503)	(37,490)	(5,183)	(49,540)
Net policy repayments (loans) (note 5)	(177,542)	(226,058)	(59,228)	(327,756)	(344,380)	(339,142)	13,108	132,448
Deductions for surrender charges (note 2d)	(76,984)	(112,887)	(30,809)	(19,201)	(54,603)	(94,716)	(33,510)	(36,083)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,114,346)	(1,246,462)	(268,880)	(319,214)	(1,414,634)	(1,524,282)	(521,041)	(404,972)
Asset charges (note 3):
FPVUL & VEL contracts	(80,140)	(79,777)	(22,072)	(21,467)	(67,758)	(70,652)	(37,100)	(23,569)
MSP contracts	(3,709)	(5,628)	(538)	(814)	(2,679)	(2,348)	(267)	(307)
SL contracts	(14,574)	(14,084)	(4,114)	(2,931)	(12,923)	(12,441)	(4,937)	(3,162)
Adjustments to maintain reserves	161	(11)	(693)	767	399	1,869	73	44

Net equity transactions	(3,707,098)	(2,579,817)	(43,383)	190,727	(8,427,778)	(5,792,082)	2,447,883	2,325,708

Net change in contract owners’ equity	(3,641,678)	1,808,197	599,707	312,002	(582,656)	4,680,253	4,090,361	3,735,213
Contract owners’ equity beginning of period	29,369,605	27,561,408	6,258,062	5,946,060	49,303,592	44,623,339	8,009,559	4,274,346

Contract owners’ equity end of period	$25,727,927	29,369,605	6,857,769	6,258,062	48,720,936	49,303,592	12,099,920	8,009,559

CHANGES IN UNITS:
Beginning units	1,778,146	1,931,714	555,240	535,932	3,354,086	3,726,960	548,782	366,150

Units purchased	200,389	217,280	145,441	119,512	289,620	281,367	224,236	251,977
Units redeemed	(420,833)	(370,848)	(144,991)	(100,204)	(813,642)	(654,241)	(70,780)	(69,345)

Ending units	1,557,702	1,778,146	555,690	555,240	2,830,064	3,354,086	702,238	548,782

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$17,552	7,230	(2,826)	(4,670)	1,146,462	943,936	(1,573)	(376)
Realized gain (loss) on investments	84,641	39,846	101,810	349,714	1,847,610	4,128,014	149,244	5,558
Change in unrealized gain (loss) on investments	(281,936)	69,490	772,249	(515,226)	(12,797,015)	598,190	352,778	(3,442)
Reinvested capital gains	36,360	36,808	-	-	6,248,743	6,275,420	-	410

Net increase (decrease) in contract owners’ equity resulting from operations	(143,383)	153,374	871,233	(170,182)	(3,554,200)	11,945,560	500,449	2,150

Equity transactions:
Purchase payments received from contract owners (note 6)	245,102	171,210	733,652	709,134	6,271,631	7,141,601	285,433	37,713
Transfers between funds	1,178,146	293,492	911,467	(386,691)	(1,015,182)	(3,927,338)	4,544,583	236,263
Surrenders (note 6)	(43,795)	(1,899)	(401,827)	(2,621,454)	(4,735,105)	(10,120,839)	(122,930)	(10,557)
Death benefits (note 4)	(1,833)	-	(97,580)	(47)	(157,391)	(279,435)	-	-
Net policy repayments (loans) (note 5)	(36,091)	(5,739)	17,070	(101,504)	(746,037)	(950,746)	(25,416)	(786)
Deductions for surrender charges (note 2d)	(2,369)	(370)	(23,662)	(7,518)	(126,136)	(188,437)	(1,382)	(462)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(106,743)	(42,240)	(205,932)	(252,783)	(2,586,369)	(2,646,918)	(55,422)	(10,111)
Asset charges (note 3):
FPVUL & VEL contracts	(8,168)	(2,707)	(11,192)	(10,529)	(186,534)	(173,079)	(4,984)	(648)
MSP contracts	(402)	(68)	(237)	(93)	(5,553)	(4,929)	(82)	-
SL contracts	(1,231)	(392)	(1,442)	(1,283)	(34,123)	(38,866)	(571)	(31)
Adjustments to maintain reserves	28	73	(9,407)	(45,021)	177	(54)	66	62

Net equity transactions	1,222,644	411,360	910,910	(2,717,789)	(3,320,623)	(11,189,040)	4,619,295	251,443

Net change in contract owners’ equity	1,079,261	564,734	1,782,143	(2,887,971)	(6,874,823)	756,520	5,119,744	253,593
Contract owners’ equity beginning of period	1,212,113	647,379	3,978,277	6,866,248	75,281,642	74,525,122	348,465	94,872

Contract owners’ equity end of period	$2,291,374	1,212,113	5,760,420	3,978,277	68,406,819	75,281,642	5,468,209	348,465

CHANGES IN UNITS:
Beginning units	88,992	57,178	363,362	607,908	3,537,736	4,162,374	27,968	8,278

Units purchased	98,031	36,199	150,554	79,816	545,786	433,039	293,455	21,632
Units redeemed	(14,823)	(4,385)	(78,698)	(324,362)	(681,560)	(1,057,677)	(7,853)	(1,942)

Ending units	172,200	88,992	435,218	363,362	3,401,962	3,537,736	313,570	27,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BRIntIndex		BRLrgCp		CalVSSocEq		CSTGlobSmCp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,459)	50,247	25,787	9,579	(281)	(194)	(211)	(325)
Realized gain (loss) on investments	(46,062)	8,081	11,008	68,179	14,192	447	84,356	117,852
Change in unrealized gain (loss) on investments	180,030	(180,415)	(384,037)	(10,146)	(10,352)	10,994	(105,235)	(23,716)
Reinvested capital gains	-	331,284	515,034	213,679	6,543	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,509	209,197	167,792	281,291	10,102	11,247	(21,090)	93,811

Equity transactions:
Purchase payments received from contract owners (note 6)	83,852	90,420	47,721	190,017	14,065	19,620	51,793	74,146
Transfers between funds	(1,595,988)	1,182,552	1,589,664	(455,857)	54,446	64,665	(92,106)	(58,140)
Surrenders (note 6)	(18,921)	(9,132)	(14,083)	(50,505)	(73,635)	-	(83,913)	(42,970)
Death benefits (note 4)	(10,826)	-	(5,537)	-	(81)	-	-	(18,844)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(6,212)	(11,747)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(938)	(869)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,115)	(19,146)	(21,324)	(16,166)	(1,312)	(934)	(27,327)	(32,002)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(2,735)	(2,756)
MSP contracts	-	-	-	-	-	-	(16)	(16)
SL contracts	-	-	-	-	-	-	(233)	(281)
Adjustments to maintain reserves	(44,731)	257	7	(119)	(3)	-	27	(9)

Net equity transactions	(1,597,729)	1,244,951	1,596,448	(332,630)	(6,520)	83,351	(161,660)	(93,488)

Net change in contract owners’ equity	(1,465,220)	1,454,148	1,764,240	(51,339)	3,582	94,598	(182,750)	323
Contract owners’ equity beginning of period	1,465,220	11,072	1,972,030	2,023,369	131,054	36,456	810,740	810,417

Contract owners’equity end of period	$-	1,465,220	3,736,270	1,972,030	134,636	131,054	627,990	810,740

CHANGES IN UNITS:
Beginning units	100,516	952	149,024	174,834	8,540	2,606	56,062	64,818

Units purchased	8,535	101,770	126,531	35,154	4,618	6,249	3,480	4,646
Units redeemed	(109,051)	(2,206)	(13,853)	(60,964)	(5,186)	(315)	(14,718)	(13,402)

Ending units	-	100,516	261,702	149,024	7,972	8,540	44,824	56,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	CSTIntFoc		CSTLCapV		DryIPMidCap		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,452	19,527	23,333	15,228	2,294	1,263	56,147	48,995
Realized gain (loss) on investments	99,635	89,234	118,314	86,847	(41,974)	(19,997)	1,430,465	612,093
Change in unrealized gain (loss) on investments	219,876	224,640	(439,671)	203,991	(74,440)	(77,469)	(2,636,043)	1,659,449
Reinvested capital gains	-	-	348,824	-	132,936	164,113	1,029,058	494,024

Net increase (decrease) in contract owners’ equity resulting from operations	343,963	333,401	50,800	306,066	18,816	67,910	(120,373)	2,814,561

Equity transactions:
Purchase payments received from contract owners (note 6)	81,341	112,031	128,063	143,156	111,885	204,487	2,283,100	2,929,214
Transfers between funds	100,028	(13,728)	(47,961)	2,425	403,087	85,266	1,678,848	806,840
Surrenders (note 6)	(123,744)	(163,836)	(135,042)	(332,188)	(282,055)	(1,816)	(2,061,319)	(1,228,153)
Death benefits (note 4)	(8,395)	-	(72,029)	(14,371)	(214)	(247)	(4,170)	(25,726)
Net policy repayments (loans) (note 5)	(9,044)	(2,352)	(21,503)	(1,495)	-	-	(174,364)	172,200
Deductions for surrender charges (note 2d)	(855)	(3,086)	(5,349)	(6,014)	-	-	(38,645)	(38,750)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(76,002)	(74,131)	(61,573)	(66,132)	(12,776)	(15,087)	(655,341)	(671,685)
Asset charges (note 3):
FPVUL & VEL contracts	(7,110)	(6,351)	(5,446)	(5,227)	-	-	(34,319)	(31,087)
MSP contracts	(655)	(556)	(245)	(585)	-	-	(509)	(252)
SL contracts	(2,077)	(1,730)	(1,931)	(1,820)	-	-	(12,395)	(11,644)
Adjustments to maintain reserves	59	(16)	(36)	54	(5)	(27)	(76)	(416)

Net equity transactions	(46,454)	(153,755)	(223,051)	(282,197)	219,922	272,576	980,809	1,900,541

Net change in contract owners’ equity	297,509	179,646	(172,251)	23,869	238,738	340,486	860,436	4,715,102
Contract owners’ equity beginning of period	2,029,415	1,849,769	1,833,756	1,809,887	1,098,529	758,043	24,429,054	19,713,952

Contract owners’ equity end of period	$2,326,924	2,029,415	1,661,505	1,833,756	1,337,267	1,098,529	25,289,490	24,429,054

CHANGES IN UNITS:
Beginning units	129,014	139,456	102,220	119,654	62,728	46,536	1,557,038	1,435,892

Units purchased	12,795	8,937	8,719	13,626	37,635	24,949	602,368	323,159
Units redeemed	(14,369)	(19,379)	(20,177)	(31,060)	(25,173)	(8,757)	(536,062)	(202,013)

Ending units	127,440	129,014	90,762	102,220	75,190	62,728	1,623,344	1,557,038

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,206,965	5,699,240	516,003	467,254	5,945	3,628	507,706	363,221
Realized gain (loss) on investments	25,261,854	11,897,478	2,000,102	1,580,401	(8,908)	19,205	2,076,858	2,441,440
Change in unrealized gain (loss) on investments	(11,213,766)	35,413,947	(36,012)	3,002,962	(186,955)	(67,857)	(5,890,842)	1,821,727
Reinvested capital gains	-	-	-	-	103,932	75,020	4,852,609	2,561,432

Net increase (decrease) in contract owners’ equity resulting from operations	20,255,053	53,010,665	2,480,093	5,050,617	(85,986)	29,996	1,546,331	7,187,820

Equity transactions:
Purchase payments received from contract owners (note 6)	24,508,912	30,357,131	3,353,471	4,078,265	87,987	171,060	3,426,310	2,541,484
Transfers between funds	1,308,614	3,805,115	(1,547,247)	(2,345,604)	(97,980)	(137,147)	(7,669,883)	3,545,051
Surrenders (note 6)	(29,844,299)	(67,888,901)	(2,082,693)	(1,732,303)	(22,898)	(49,066)	(1,507,377)	(2,320,877)
Death benefits (note 4)	(769,297)	(962,593)	(79,654)	(93,179)	-	-	(99,136)	(15,539)
Net policy repayments (loans) (note 5)	(3,201,321)	(1,978,995)	(140,908)	(182,056)	(12,090)	(13,508)	(2,323)	(119)
Deductions for surrender charges (note 2d)	(501,356)	(694,033)	(80,259)	(81,826)	(2,621)	(7,669)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,291,321)	(11,797,426)	(1,198,375)	(1,296,162)	(36,440)	(47,214)	(419,219)	(459,041)
Asset charges (note 3):
FPVUL & VEL contracts	(547,091)	(524,708)	(76,825)	(72,977)	(2,983)	(3,269)	-	-
MSP contracts	(19,329)	(18,172)	(1,628)	(1,654)	-	(2)	-	-
SL contracts	(191,574)	(234,237)	(11,144)	(12,673)	(287)	(453)	-	-
Adjustments to maintain reserves	6,952	2,962	(14)	133	21	2	114	1,429

Net equity transactions	(20,541,110)	(49,933,857)	(1,865,277)	(1,740,036)	(87,291)	(87,266)	(6,271,514)	3,292,388

Net change in contract owners’ equity	(286,057)	3,076,808	614,816	3,310,581	(173,277)	(57,270)	(4,725,183)	10,480,208
Contract owners’ equity beginning of period	386,079,693	383,002,885	34,856,022	31,545,441	830,482	887,752	40,662,127	30,181,919

Contract owners’ equity end of period	$385,793,636	386,079,693	35,470,838	34,856,022	657,205	830,482	35,936,944	40,662,127

CHANGES IN UNITS:
Beginning units	28,048,062	31,982,494	2,409,358	2,474,314	52,662	58,416	1,939,658	1,760,980

Units purchased	4,719,678	4,117,062	607,099	365,532	5,842	9,815	269,097	420,700
Units redeemed	(5,621,246)	(8,051,494)	(664,085)	(430,488)	(11,648)	(15,569)	(559,651)	(242,022)

Ending units	27,146,494	28,048,062	2,352,372	2,409,358	46,856	52,662	1,649,104	1,939,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DWSVHghRtrn		FedAmLead		FedCapAp		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,245	(84)	4,935	4,783	3,604	2,870	483	-
Realized gain (loss) on investments	3,825	16	5,747	3,656	33,440	4,163	(129)	4
Change in unrealized gain (loss) on investments	(35,281)	3,015	(77,319)	3,909	9,103	51,818	(1,040)	1,096
Reinvested capital gains	4,673	6,415	36,771	39,581	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,538)	9,362	(29,866)	51,929	46,147	58,851	(686)	1,100

Equity transactions:
Purchase payments received from contract owners (note 6)	49,254	-	28,866	30,290	60,780	75,660	4,266	1,073
Transfers between funds	559,320	161,696	(55,029)	(8,439)	29,775	(11,524)	3,199	39,280
Surrenders (note 6)	-	-	(2,842)	(4,011)	(13,727)	(4,403)	-	-
Death benefits (note 4)	(1,116)	-	-	(256)	(13,721)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,178)	(2,610)	(4,101)	(8,462)	-	-
Deductions for surrender charges (note 2d)	-	-	(792)	(1,591)	(2,438)	(1,112)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,816)	(196)	(14,388)	(16,466)	(14,174)	(25,262)	(1,614)	(236)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,294)	(1,273)	(1,541)	(1,215)	(168)	(31)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts	-	-	(218)	(214)	(437)	(380)	-	-
Adjustments to maintain reserves	16	23	4	(18)	(3)	22	3	21

Net equity transactions	595,658	161,523	(46,871)	(4,588)	40,413	23,324	5,686	40,107

Net change in contract owners’ equity	573,120	170,885	(76,737)	47,341	86,560	82,175	5,000	41,207
Contract owners’ equity beginning of period	170,885	-	362,314	314,973	427,702	345,527	41,207	-

Contract owners’ equity end of period	$744,005	170,885	285,577	362,314	514,262	427,702	46,207	41,207

CHANGES IN UNITS:
Beginning units	15,180	-	21,354	21,684	27,898	26,192	3,964	-

Units purchased	53,687	15,198	1,768	1,993	5,907	5,706	723	3,990
Units redeemed	(1,125)	(18)	(4,490)	(2,323)	(3,277)	(4,000)	(175)	(26)

Ending units	67,742	15,180	18,632	21,354	30,528	27,898	4,512	3,964

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FidVIPEIS		FidVIPGrS		FidVIPHIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,953,403	3,673,134	1,815,435	3,157,897	569,631	191,930	2,059,223	1,769,398
Realized gain (loss) on investments	(1,214,559)	(2,969,254)	6,804,728	3,953,839	5,603,662	414,070	(189,067)	(230,023)
Change in unrealized gain (loss) on investments	608,709	1,422,971	(15,905,975)	(784,378)	18,441,027	5,487,027	(1,231,809)	928,822
Reinvested capital gains	-	-	9,084,163	12,637,235	97,886	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,347,553	2,126,851	1,798,351	18,964,593	24,712,206	6,093,027	638,347	2,468,197

Equity transactions:
Purchase payments received from contract owners (note 6)	3,486,840	7,570,046	9,436,395	11,154,923	8,468,007	10,773,886	923,789	1,731,392
Transfers between funds	(3,943,312)	(25,553,825)	(4,324,122)	(1,222,766)	121,521	(4,832,624)	2,505,872	(1,845,924)
Surrenders (note 6)	(8,246,164)	(24,601,230)	(7,905,307)	(4,730,061)	(8,666,206)	(4,190,231)	(1,812,283)	(745,502)
Death benefits (note 4)	(41,641)	(620,801)	(304,543)	(297,737)	(256,936)	(300,161)	(59,045)	(156,750)
Net policy repayments (loans) (note 5)	(299,044)	(113,944)	(773,918)	(715,261)	(925,611)	(973,193)	(168,450)	(68,547)
Deductions for surrender charges (note 2d)	(110,230)	(146,590)	(146,063)	(218,615)	(219,666)	(318,657)	(34,988)	(37,870)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,647,824)	(2,059,972)	(3,867,630)	(3,938,665)	(4,546,257)	(4,709,990)	(850,419)	(936,225)
Asset charges (note 3):
FPVUL & VEL contracts	(77,644)	(77,916)	(251,651)	(227,733)	(265,028)	(243,847)	(41,429)	(45,759)
MSP contracts	(3,713)	(3,452)	(9,992)	(9,452)	(8,414)	(8,061)	(1,984)	(2,117)
SL contracts	(26,222)	(54,285)	(45,843)	(39,619)	(34,104)	(33,457)	(6,809)	(7,564)
Adjustments to maintain reserves	15	380	42	517	105	(357)	5	36

Net equity transactions	(10,908,939)	(45,661,589)	(8,192,633)	(244,469)	(6,332,589)	(4,836,692)	454,259	(2,114,830)

Net change in contract owners’ equity	(8,561,386)	(43,534,738)	(6,394,282)	18,720,124	18,379,617	1,256,335	1,092,606	353,367
Contract owners’ equity beginning of period	51,172,958	94,707,696	114,733,141	96,013,017	100,909,097	99,652,762	23,999,079	23,645,712

Contract owners’ equity end of period	$42,611,572	51,172,958	108,338,859	114,733,141	119,288,714	100,909,097	25,091,685	23,999,079

CHANGES IN UNITS:
Beginning units	3,505,854	6,767,940	6,732,512	6,711,838	8,389,342	8,629,460	2,029,708	2,215,374

Units purchased	355,799	558,517	1,067,632	860,926	1,052,833	1,461,572	437,840	151,651
Units redeemed	(1,092,643)	(3,820,603)	(1,540,596)	(840,252)	(1,661,947)	(1,701,690)	(443,764)	(337,317)

Ending units	2,769,010	3,505,854	6,259,548	6,732,512	7,780,228	8,389,342	2,023,784	2,029,708

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHISR		FidVIPOvS		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$190,145	-	1,538,186	319,414	538,729	70,073	1,651,948	1,836,307
Realized gain (loss) on investments	(11,525)	-	3,463,896	4,071,039	738,640	282,979	10,847,502	11,699,925
Change in unrealized gain (loss) on investments	(188,751)	-	(432,859)	2,726,908	309,061	1,463,144	(35,362,204)	(9,318,194)
Reinvested capital gains	-	-	3,263,967	306,743	1,044,686	52,656	57,020,823	15,541,966

Net increase (decrease) in contract owners’ equity resulting from operations	(10,131)	-	7,833,190	7,424,104	2,631,116	1,868,852	34,158,069	19,760,004

Equity transactions:
Purchase payments received from contract owners (note 6)	506,305	-	1,393,703	3,018,320	2,730,506	3,546,542	15,364,595	17,548,803
Transfers between funds	1,866,571	-	3,832,575	748,578	859,448	3,202,427	12,122,488	17,996,364
Surrenders (note 6)	(91,357)	-	(3,929,899)	(9,482,188)	(1,032,737)	(395,114)	(10,820,047)	(16,106,681)
Death benefits (note 4)	(60)	-	(116,465)	(109,513)	(58,006)	(55,623)	(388,082)	(461,959)
Net policy repayments (loans) (note 5)	66,310	-	(209,007)	(259,760)	(71,019)	(132,023)	(2,377,897)	(958,341)
Deductions for surrender charges (note 2d)	(1,366)	-	(43,263)	(92,201)	(57,649)	(29,900)	(261,504)	(333,435)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(43,218)	-	(1,145,573)	(1,240,859)	(789,336)	(660,377)	(6,306,046)	(6,277,815)
Asset charges (note 3):
FPVUL & VEL contracts	(3,211)	-	(54,563)	(58,040)	(59,242)	(40,373)	(407,397)	(366,059)
MSP contracts	(39)	-	(1,869)	(1,764)	(749)	(458)	(12,811)	(10,744)
SL contracts	(717)	-	(18,308)	(26,278)	(9,858)	(6,533)	(71,024)	(58,385)
Adjustments to maintain reserves	177	-	851	4,520	46	35	2,206	9,345

Net equity transactions	2,299,395	-	(291,819)	(7,499,185)	1,511,404	5,428,603	6,844,480	10,981,093

Net change in contract owners’ equity	2,289,264	-	7,541,371	(75,081)	4,142,520	7,297,455	41,002,549	30,741,097
Contract owners’ equity beginning of period	-	-	47,338,183	47,413,264	14,537,128	7,239,673	196,681,878	165,940,781

Contract owners’ equity end of period	$2,289,264	-	54,879,554	47,338,183	18,679,648	14,537,128	237,684,427	196,681,878

CHANGES IN UNITS:
Beginning units	-	-	2,993,058	3,443,834	985,990	579,174	10,119,864	9,413,026

Units purchased	243,213	-	881,861	467,094	243,519	513,057	2,134,906	2,097,457
Units redeemed	(11,635)	-	(835,593)	(917,870)	(148,717)	(106,241)	(1,646,596)	(1,390,619)

Ending units	231,578	-	3,039,326	2,993,058	1,080,792	985,990	10,608,174	10,119,864

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS		FidVIPVaIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$472,089	296,348	(2,839)	88,641	243,277	49,604	78,528	36,639
Realized gain (loss) on investments	(159,012)	(19,947)	1,376,636	640,917	745,569	1,438,084	47,654	33,572
Change in unrealized gain (loss) on investments	191,770	100,550	1,321,560	(47,920)	1,091,975	(1,316,944)	(544,851)	(146,173)
Reinvested capital gains	-	18,136	-	-	3,082,876	2,795,083	911,629	1,229,164

Net increase (decrease) in contract owners’ equity resulting from operations	504,847	395,087	2,695,357	681,638	5,163,697	2,965,827	492,960	1,153,202

Equity transactions:
Purchase payments received from contract owners (note 6)	1,397,081	1,251,199	1,022,660	1,310,585	3,383,726	3,825,936	622,938	644,976
Transfers between funds	2,828,218	2,768,214	(881,067)	(2,918,008)	6,786,942	6,536,971	922,325	(349,532)
Surrenders (note 6)	(486,145)	(266,480)	(916,941)	(708,659)	(1,073,399)	(3,816,678)	(400,485)	(184,507)
Death benefits (note 4)	(11,839)	(48,217)	(44,567)	(67,362)	(228,522)	(40,786)	(3,257)	-
Net policy repayments (loans) (note 5)	(212,271)	(69,270)	(117,826)	(81,816)	(309,506)	(330,065)	(74,159)	(39,625)
Deductions for surrender charges (note 2d)	(26,502)	(24,824)	(40,849)	(49,983)	(65,796)	(67,158)	(25,264)	(25,372)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(424,645)	(401,450)	(645,559)	(717,100)	(1,314,125)	(1,213,577)	(322,891)	(323,644)
Asset charges (note 3):
FPVUL & VEL contracts	(29,342)	(24,573)	(45,857)	(44,252)	(90,744)	(76,557)	(25,512)	(21,447)
MSP contracts	(2,328)	(1,910)	(1,877)	(1,936)	(2,757)	(2,316)	(371)	(329)
SL contracts	(10,192)	(7,214)	(9,373)	(8,107)	(18,372)	(12,247)	(1,051)	(972)
Adjustments to maintain reserves	48	22	(40)	(354)	(10)	(99)	(31)	78

Net equity transactions	3,022,082	3,175,497	(1,681,296)	(3,286,992)	7,067,437	4,803,424	692,242	(300,374)

Net change in contract owners’ equity	3,526,929	3,570,584	1,014,061	(2,605,354)	12,231,134	7,769,251	1,185,202	852,828
Contract owners’ equity beginning of period	10,999,757	7,429,173	13,099,499	15,704,853	29,192,082	21,422,831	8,062,630	7,209,802

Contract owners’ equity end of period	$14,526,686	10,999,757	14,113,560	13,099,499	41,423,216	29,192,082	9,247,832	8,062,630

CHANGES IN UNITS:
Beginning units	970,196	683,006	1,160,140	1,475,652	1,250,190	1,032,350	500,988	520,574

Units purchased	472,236	361,673	165,625	129,102	428,117	453,110	92,710	46,790
Units redeemed	(211,746)	(74,483)	(299,611)	(444,614)	(139,495)	(235,270)	(49,288)	(66,376)

Ending units	1,230,686	970,196	1,026,154	1,160,140	1,538,812	1,250,190	544,410	500,988

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S		FidVIPFree30S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$12,190	45,935	37,076	11,056	61,125	19,492	38,873	8,990
Realized gain (loss) on investments	96,216	242,500	35,962	7,228	51,780	6,147	33,257	6,659
Change in unrealized gain (loss) on investments	3,011,353	(797,228)	(16,903)	19,784	(8,653)	71,282	(2,052)	31,837
Reinvested capital gains	563,500	1,001,993	35,183	2,850	84,690	12,045	65,958	6,386

Net increase (decrease) in contract owners’ equity resulting from operations	3,683,259	493,200	91,318	40,918	188,942	108,966	136,036	53,872

Equity transactions:
Purchase payments received from contract owners (note 6)	1,284,348	1,203,767	45,536	18,583	456,951	364,597	380,310	212,287
Transfers between funds	2,883,022	3,319,981	1,016,747	473,105	1,313,283	349,965	904,966	224,497
Surrenders (note 6)	(507,955)	(165,467)	(69,321)	-	(10,812)	-	(41,147)	(426)
Death benefits (note 4)	(114,902)	(808)	(143,179)	-	(145,369)	-	(162)	-
Net policy repayments (loans) (note 5)	(217,115)	(112,544)	20	(1,201)	(5,729)	(6,616)	(17,613)	(8,603)
Deductions for surrender charges (note 2d)	(16,741)	(7,584)	(810)	(280)	(2,669)	(568)	(4,763)	(361)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(404,623)	(291,800)	(38,423)	(20,727)	(91,873)	(42,888)	(108,147)	(42,662)
Asset charges (note 3):
FPVUL & VEL contracts	(32,035)	(20,518)	(3,412)	(1,085)	(5,159)	(2,148)	(5,809)	(1,547)
MSP contracts	(1,698)	(312)	(582)	(107)	(2,732)	(1,174)	(1,555)	(821)
SL contracts	(5,935)	(3,452)	(66)	(43)	(2,253)	(922)	(607)	(54)
Adjustments to maintain reserves	169	67	8	6	33	38	60	22

Net equity transactions	2,866,535	3,921,330	806,518	468,251	1,503,671	660,284	1,105,534	382,332

Net change in contract owners’ equity	6,549,794	4,414,530	897,836	509,169	1,692,613	769,250	1,241,570	436,204
Contract owners’ equity beginning of period	7,705,619	3,291,089	673,875	164,706	1,355,204	585,954	701,684	265,480

Contract owners’ equity end of period	$14,255,413	7,705,619	1,571,711	673,875	3,047,817	1,355,204	1,943,254	701,684

CHANGES IN UNITS:
Beginning units	488,940	243,526	56,804	15,242	109,012	52,700	54,734	23,432

Units purchased	193,864	287,424	85,446	44,856	133,511	60,994	92,704	35,898
Units redeemed	(61,736)	(42,010)	(20,306)	(3,294)	(19,983)	(4,682)	(11,134)	(4,596)

Ending units	621,068	488,940	121,944	56,804	222,540	109,012	136,304	54,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec		FrVIPForSec2		FrVIPForSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$134,911	51,034	69,784	52,262	291,105	148,526	141,669	58,304
Realized gain (loss) on investments	437,427	211,072	334,410	260,078	1,756,067	1,391,025	272,831	130,520
Change in unrealized gain (loss) on investments	427,527	648,770	(64,148)	419,827	(279,035)	1,461,209	238,423	667,348
Reinvested capital gains	445,938	-	144,496	-	785,608	-	307,222	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,445,803	910,876	484,542	732,167	2,553,745	3,000,760	960,145	856,172

Equity transactions:
Purchase payments received from contract owners (note 6)	436,065	452,732	(17)	(315)	1,138,365	1,607,395	1,044,736	1,016,358
Transfers between funds	1,457,224	2,114,894	(571,939)	(573,189)	2,848,026	2,089,207	17,194	1,824,194
Surrenders (note 6)	(364,302)	(163,461)	(205,918)	(206,312)	(2,722,193)	(594,945)	(190,511)	(165,303)
Death benefits (note 4)	-	-	(16,922)	(16,748)	(171)	(10,158)	-	(4,801)
Net policy repayments (loans) (note 5)	(92,473)	(82,360)	(35,558)	(73,172)	(104,369)	(13,754)	(55,581)	(180,431)
Deductions for surrender charges (note 2d)	(16,266)	(1,910)	(13,907)	(9,844)	-	-	(12,135)	(10,743)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(236,537)	(164,247)	(93,251)	(121,456)	(288,174)	(318,638)	(242,517)	(183,405)
Asset charges (note 3):
FPVUL & VEL contracts	(18,724)	(11,541)	(10,207)	(11,567)	-	-	(18,765)	(12,978)
MSP contracts	(1,062)	(662)	(574)	(490)	-	-	(481)	(109)
SL contracts	(4,564)	(3,092)	(2,232)	(2,351)	-	-	(5,881)	(3,195)
Adjustments to maintain reserves	49	152	59	15	538	3,496	28	43

Net equity transactions	1,159,410	2,140,505	(950,466)	(1,015,429)	872,022	2,762,603	536,087	2,279,630

Net change in contract owners’ equity	2,605,213	3,051,381	(465,924)	(283,262)	3,425,767	5,763,363	1,496,232	3,135,802
Contract owners’ equity beginning of period	5,090,999	2,039,618	3,701,649	3,984,911	19,073,172	13,309,809	5,822,385	2,686,583

Contract owners’ equity end of period	$7,696,212	5,090,999	3,235,725	3,701,649	22,498,939	19,073,172	7,318,617	5,822,385

CHANGES IN UNITS:
Beginning units	310,222	159,292	174,552	228,680	972,254	821,632	424,646	237,992

Units purchased	97,891	179,373	2	2	621,052	232,395	95,614	230,149
Units redeemed	(43,713)	(28,443)	(42,778)	(54,130)	(601,920)	(81,773)	(57,904)	(43,495)

Ending units	364,400	310,222	131,776	174,552	991,386	972,254	462,356	424,646

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPGlInc3		FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$59,433	29,118	127,625	329	401,727	169,336	106,122	70,843
Realized gain (loss) on investments	40,603	17,697	43,240	5,066	595,926	315,782	320,677	431,242
Change in unrealized gain (loss) on investments	120,126	73,043	(153,756)	44,817	(1,588,215)	1,648,834	(1,564,171)	535,635
Reinvested capital gains	-	-	23,668	44	227,655	68,181	811,996	298,012

Net increase (decrease) in contract owners’ equity resulting from operations	220,162	119,858	40,777	50,256	(362,907)	2,202,133	(325,376)	1,335,732

Equity transactions:
Purchase payments received from contract owners (note 6)	218,342	149,898	481,609	28,203	1,682,953	2,325,102	1,344,014	1,306,229
Transfers between funds	1,751,529	1,036,967	3,212,051	1,254,211	(654,804)	625,796	1,120,441	1,453,376
Surrenders (note 6)	(16,918)	(222,510)	(29,418)	(1)	(532,665)	(423,784)	(476,936)	(469,855)
Death benefits (note 4)	-	-	-	-	(31,330)	(21,819)	(1,669)	(23,451)
Net policy repayments (loans) (note 5)	(141,288)	(9,774)	(27,299)	(6)	(179,926)	(81,403)	(40,823)	(35,601)
Deductions for surrender charges (note 2d)	(629)	(5,959)	(1,090)	(109)	(67,503)	(38,911)	(39,850)	(27,685)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(91,814)	(46,237)	(138,913)	(12,723)	(698,883)	(734,377)	(483,810)	(445,862)
Asset charges (note 3):
FPVUL & VEL contracts	(7,058)	(2,905)	(8,409)	(517)	(57,222)	(50,546)	(38,132)	(30,065)
MSP contracts	(309)	(61)	(1,191)	(45)	(1,612)	(1,633)	(1,196)	(936)
SL contracts	(1,098)	(364)	(3,854)	(419)	(7,727)	(6,758)	(8,544)	(3,931)
Adjustments to maintain reserves	55	41	266	75	(16)	51	(16)	52

Net equity transactions	1,710,812	899,096	3,483,751	1,268,669	(548,735)	1,591,718	1,373,478	1,722,271

Net change in contract owners’ equity	1,930,974	1,018,954	3,524,528	1,318,925	(911,642)	3,793,851	1,048,102	3,058,003
Contract owners’ equity beginning of period	1,545,858	526,904	1,318,925	-	15,724,536	11,930,685	10,257,542	7,199,539

Contract owners’ equity end of period	$3,476,832	1,545,858	4,843,453	1,318,925	14,812,894	15,724,536	11,305,644	10,257,542

CHANGES IN UNITS:
Beginning units	138,640	53,324	117,590	-	943,340	840,480	484,062	398,540

Units purchased	165,117	109,281	318,316	118,860	101,264	201,976	108,171	132,665
Units redeemed	(22,921)	(23,965)	(19,718)	(1,270)	(133,974)	(99,116)	(47,069)	(47,143)

Ending units	280,836	138,640	416,188	117,590	910,630	943,340	545,164	484,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPSCapV2		GSVTMdCpV		JAspBal		JAspForty
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$15,663	13,727	417,161	447,368	172,447	140,956	48,697	19,557
Realized gain (loss) on investments	115,629	240,327	1,808,000	1,527,282	385,511	718,982	3,858,538	4,052,326
Change in unrealized gain (loss) on investments	(654,836)	154,996	(11,651,421)	565,343	149,402	(247,691)	12,121,690	(196,228)
Reinvested capital gains	288,566	131,249	11,581,061	6,847,239	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(234,978)	540,299	2,154,801	9,387,232	707,360	612,247	16,028,925	3,875,655

Equity transactions:
Purchase payments received from contract owners (note 6)	590,192	235,901	6,980,186	9,151,404	663,113	814,693	3,904,384	4,436,262
Transfers between funds	1,205,853	482,348	2,766,842	1,717,030	2,280,431	(2,998,740)	7,945,412	1,640,984
Surrenders (note 6)	(682)	(20,907)	(2,517,435)	(4,345,371)	(669,412)	(139,904)	(3,604,125)	(5,569,498)
Death benefits (note 4)	(7,582)	-	(94,325)	(44,468)	(19,138)	(9,517)	(68,772)	(155,868)
Net policy repayments (loans) (note 5)	-	-	(140,364)	(253)	(7,435)	(60,524)	(289,899)	(327,900)
Deductions for surrender charges (note 2d)	-	-	-	-	(4,994)	(3,986)	(102,529)	(150,791)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(58,388)	(43,957)	(900,790)	(860,787)	(156,437)	(157,298)	(1,670,311)	(1,723,893)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(5,278)	(4,752)	(113,167)	(99,861)
MSP contracts	-	-	-	-	-	-	(2,586)	(2,411)
SL contracts	-	-	-	-	(1,189)	(915)	(15,304)	(13,846)
Adjustments to maintain reserves	16	(11)	577	1,371	1,218	12,505	207	165

Net equity transactions	1,729,409	653,374	6,094,691	5,618,926	2,080,879	(2,548,438)	5,983,309	(1,966,657)

Net change in contract owners’ equity	1,494,431	1,193,673	8,249,492	15,006,158	2,788,239	(1,936,191)	22,012,234	1,908,998
Contract owners’ equity beginning of period	3,584,533	2,390,860	69,747,662	54,741,504	6,374,789	8,310,980	44,814,577	42,905,579

Contract owners’ equity end of period	$5,078,964	3,584,533	77,997,154	69,747,662	9,163,028	6,374,789	66,826,811	44,814,577

CHANGES IN UNITS:
Beginning units	270,758	210,812	3,369,886	3,064,044	437,726	628,864	4,785,398	4,991,020

Units purchased	144,327	108,814	976,050	659,984	266,386	115,952	1,272,407	1,115,457
Units redeemed	(21,137)	(48,868)	(688,570)	(354,142)	(132,754)	(307,090)	(830,597)	(1,321,079)

Ending units	393,948	270,758	3,657,366	3,369,886	571,358	437,726	5,227,208	4,785,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspGlTechS		JAspRMgCore		JAspIntGroS2		JAspIntGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$47,169	(4,761)	2,302	677	86,238	75,317	221,436	987,830
Realized gain (loss) on investments	2,241,803	727,508	(6,446)	(6,169)	371,799	168	8,720,014	8,545,861
Change in unrealized gain (loss) on investments	748,048	489,592	33,823	21,541	3,732,278	1,243,011	6,681,827	10,808,316
Reinvested capital gains	-	-	3,990	42,380	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,037,020	1,212,339	33,669	58,429	4,190,315	1,318,496	15,623,277	20,342,007

Equity transactions:
Purchase payments received from contract owners (note 6)	1,444,016	1,726,100	43,891	45,743	3,350,991	1,819,270	1,817,999	3,361,029
Transfers between funds	(2,466,495)	1,204,456	(84,139)	(41,864)	9,877,759	5,793,495	(305,785)	444,747
Surrenders (note 6)	(1,199,719)	(746,802)	(1,583)	(4,910)	(557,665)	(77,073)	(2,821,312)	(3,818,358)
Death benefits (note 4)	(11,091)	(15,700)	-	-	(82,333)	(464)	(117,426)	(264,675)
Net policy repayments (loans) (note 5)	(117,589)	(148,833)	(3,835)	(5,751)	(103,681)	71,621	(830,463)	(454,585)
Deductions for surrender charges (note 2d)	(47,628)	(68,718)	(214)	(640)	(19,680)	(3,100)	(102,258)	(131,288)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(638,647)	(692,384)	(13,564)	(22,573)	(745,604)	(134,013)	(1,717,077)	(1,849,857)
Asset charges (note 3):
FPVUL & VEL contracts	(45,238)	(43,998)	(1,453)	(1,774)	(54,491)	(8,505)	(124,611)	(119,340)
MSP contracts	(859)	(834)	(387)	(362)	(1,035)	(78)	(3,786)	(2,820)
SL contracts	(8,218)	(8,830)	(153)	(127)	(11,759)	(1,428)	(18,807)	(17,542)
Adjustments to maintain reserves	82	234	54	(37)	519	41	201	735

Net equity transactions	(3,091,386)	1,204,691	(61,383)	(32,295)	11,653,021	7,459,766	(4,223,325)	(2,851,954)

Net change in contract owners’ equity	(54,366)	2,417,030	(27,714)	26,134	15,843,336	8,778,262	11,399,952	17,490,053
Contract owners’ equity beginning of period	16,542,503	14,125,473	536,227	510,093	8,778,262	-	60,847,232	43,357,179

Contract owners’ equity end of period	$16,488,137	16,542,503	508,513	536,227	24,621,598	8,778,262	72,247,184	60,847,232

CHANGES IN UNITS:
Beginning units	3,845,242	3,531,632	30,204	31,826	754,850	-	4,214,566	4,397,578

Units purchased	435,598	972,673	2,653	2,850	1,014,616	777,292	404,502	487,995
Units redeemed	(1,135,288)	(659,063)	(5,869)	(4,472)	(116,318)	(22,442)	(703,334)	(671,007)

Ending units	3,145,552	3,845,242	26,988	30,204	1,653,148	754,850	3,915,734	4,214,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMMidCapGr		JPMMidCapV		LBTShrtDBd		LincGroOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,419)	(10,359)	4,475	6,164	235,067	272,797	(37,013)	(37,388)
Realized gain (loss) on investments	124,431	231,144	(32,851)	4,335	16,528	(17,147)	460,109	710,863
Change in unrealized gain (loss) on investments	(248,142)	(10,397)	(84,540)	(30,208)	149,231	113,979	(1,486,508)	1,013,385
Reinvested capital gains	863,461	109,584	116,564	98,910	-	-	1,458,483	-

Net increase (decrease) in contract owners’ equity resulting from operations	726,331	319,972	3,648	79,201	400,826	369,629	395,071	1,686,860

Equity transactions:
Purchase payments received from contract owners (note 6)	562,550	503,494	6	30,062	555,419	785,674	1,060,728	2,174,399
Transfers between funds	1,743,291	(90,427)	(28,514)	(587,553)	(1,436,045)	1,348,992	2,145,519	(3,550,948)
Surrenders (note 6)	(162,901)	(84,882)	(68,885)	(82,845)	(308,534)	(138,889)	(405,413)	(370,871)
Death benefits (note 4)	(2,971)	(151)	(596)	(805)	(21,919)	-	(11,654)	(1,669)
Net policy repayments (loans) (note 5)	-	-	-	-	(20,588)	(5,571)	(60,228)	(7,288)
Deductions for surrender charges (note 2d)	-	-	-	-	(24,858)	(14,623)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(81,081)	(76,330)	(2,161)	(8,083)	(287,735)	(334,442)	(205,960)	(204,306)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(24,496)	(24,807)	-	-
MSP contracts	-	-	-	-	(1,221)	(753)	-	-
SL contracts	-	-	-	-	(2,835)	(2,448)	-	-
Adjustments to maintain reserves	47	8	(75)	8	13	(10)	(8)	(588)

Net equity transactions	2,058,935	251,712	(100,225)	(649,216)	(1,572,798)	1,613,123	2,522,984	(1,961,271)

Net change in contract owners’ equity	2,785,266	571,684	(96,577)	(570,015)	(1,171,972)	1,982,752	2,918,055	(274,411)
Contract owners’ equity beginning of period	3,975,089	3,403,405	307,893	877,908	9,716,531	7,733,779	12,931,695	13,206,106

Contract owners’ equity end of period	$6,760,355	3,975,089	211,316	307,893	8,544,559	9,716,531	15,849,750	12,931,695

CHANGES IN UNITS:
Beginning units	225,124	214,242	15,930	53,000	903,048	748,972	690,768	812,598

Units purchased	124,457	63,298	-	1,741	64,515	204,964	243,845	133,650
Units redeemed	(22,251)	(52,416)	(5,098)	(38,811)	(209,601)	(50,888)	(114,719)	(255,480)

Ending units	327,330	225,124	10,832	15,930	757,962	903,048	819,894	690,768

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LrdMidCapV		MFSInvGrSt		MFSRsrchIntl		MFSValue
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,797	2,252	15,269	-	(8)	-	49,384	24,098
Realized gain (loss) on investments	49,953	3,568	243,719	59,908	98	-	219,343	104,789
Change in unrealized gain (loss) on investments	(364,934)	1,310	229,819	247,242	264	-	14,453	286,163
Reinvested capital gains	253,561	49,476	-	-	-	-	84,573	68,117

Net increase (decrease) in contract owners’ equity resulting from operations	(56,623)	56,606	488,807	307,150	354	-	367,753	483,167

Equity transactions:
Purchase payments received from contract owners (note 6)	51,577	2,994	524,096	865,208	2	-	600,850	410,693
Transfers between funds	1,562,245	387,073	(230,707)	(58,134)	9,266	-	2,607,442	1,224,719
Surrenders (note 6)	(314,757)	(7,874)	(307,318)	(118,612)	-	-	(72,432)	(62,697)
Death benefits (note 4)	(620)	-	(42,448)	(17,006)	-	-	-	-
Net policy repayments (loans) (note 5)		-	(24,261)	(39,305)	-	-	(9,423)	(12,805)
Deductions for surrender charges (note 2d)	-	-	(31,561)	(14,157)	-	-	(5,972)	(11,532)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(20,662)	(4,758)	(250,135)	(280,830)	(130)	-	(240,520)	(139,305)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(19,201)	(17,699)	-	-	(18,671)	(9,363)
MSP contracts	-	-	(230)	(237)	-	-	(471)	(380)
SL contracts	-	-	(842)	(824)	-	-	(3,274)	(1,208)
Adjustments to maintain reserves	(27)	(838)	(18)	5	7	-	37	50

Net equity transactions	1,277,756	376,597	(382,625)	318,409	9,145	-	2,857,567	1,398,172

Net change in contract owners’ equity	1,221,133	433,203	106,182	625,559	9,499	-	3,225,320	1,881,339
Contract owners’ equity beginning of period	667,744	234,541	4,481,158	3,855,599	-	-	3,676,817	1,795,478

Contract owners’ equity end of period	$1,888,877	667,744	4,587,340	4,481,158	9,499	-	6,902,137	3,676,817

CHANGES IN UNITS:
Beginning units	52,940	20,812	314,824	291,396	-	-	200,260	118,172

Units purchased	125,650	33,292	36,248	62,263	912	-	168,836	96,110
Units redeemed	(29,502)	(1,164)	(61,660)	(38,835)	(12)	-	(20,716)	(14,022)

Ending units	149,088	52,940	289,412	314,824	900	-	348,380	200,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWStratV		NVITAstAll2		NVITBnd2		NVITGlobGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$-	-	68,968	28,982	142,989	2,413	111,882	1,684
Realized gain (loss) on investments	-	-	140,127	(347)	2,005	-	88,366	(210)
Change in unrealized gain (loss) on investments	-	-	(63,468)	50,812	(97,260)	8,969	251,313	100,276
Reinvested capital gains	-	-	1,640	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	147,267	79,447	47,734	11,382	451,561	101,750

Equity transactions:
Purchase payments received from contract owners (note 6)	-	3	260,108	129,152	125,279	24,483	442,191	78,774
Transfers between funds	-	(30)	1,898,840	1,596,575	1,769,831	715,789	3,470,401	1,478,713
Surrenders (note 6)	-	-	(17,869)	(17,173)	(170,306)	-	(177,182)	(70)
Death benefits (note 4)	-	-	(23,466)	-	(18,196)	-	(19,979)	-
Net policy repayments (loans) (note 5)	-	-	(35,332)	(568)	14,767	82	(23,139)	(122)
Deductions for surrender charges (note 2d)	-	-	(1,187)	(308)	(19,403)	(212)	(20,052)	(112)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	-	3	(155,589)	(31,978)	(66,515)	(6,887)	(148,100)	(21,893)
Asset charges (note 3):	-
FPVUL & VEL contracts	-	(1)	(10,425)	(2,072)	(4,823)	(429)	(11,465)	(1,462)
MSP contracts	-	-	(1,849)	(187)	(519)	(30)	(852)	(128)
SL contracts	-	-	(1,867)	(247)	(655)	(49)	(2,637)	(252)
Adjustments to maintain reserves	-	25	56	74	54	41	142	72

Net equity transactions	-	-	1,911,419	1,673,268	1,629,513	732,788	3,509,328	1,533,520

Net change in contract owners’ equity	-	-	2,058,686	1,752,715	1,677,247	744,170	3,960,889	1,635,270
Contract owners’ equity beginning of period	-	-	1,752,715	-	744,170	-	1,635,270	-

Contract owners’ equity end of period	$-	-	3,811,401	1,752,715	2,421,417	744,170	5,596,159	1,635,270

CHANGES IN UNITS:
Beginning units	-	-	166,024	-	70,612	-	150,826	-

Units purchased	-	3	199,129	172,330	177,509	71,349	337,040	153,273
Units redeemed	-	(3)	(25,011)	(6,306)	(25,013)	(737)	(36,544)	(2,447)

Ending units	-	-	340,142	166,024	223,108	70,612	451,322	150,826

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGroInc2		NVITGrowth2		NVITFHiInc		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,382	-	34,454	10,186	1,847,429	1,761,889	959,716	475,086
Realized gain (loss) on investments	(293)	-	63,442	(2,201)	(275,677)	(62,770)	(20,268)	(15,183)
Change in unrealized gain (loss) on investments	(34,922)	-	288,185	69,921	(819,124)	711,651	(686,065)	168,615
Reinvested capital gains	-	-	1,318	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,833)	-	387,399	77,906	752,628	2,410,770	253,383	628,518

Equity transactions:
Purchase payments received from contract owners (note 6)	11,442	-	407,940	76,929	1,570,797	2,723,130	3,084,891	2,365,950
Transfers between funds	964,877	-	4,978,069	1,631,125	(1,813,513)	(1,664,758)	4,741,260	1,328,322
Surrenders (note 6)	-	-	(201,950)	(414)	(1,508,223)	(244,854)	(198,254)	(347,150)
Death benefits (note 4)	-	-	-	-	(97,975)	(19,579)	(2,985)	(120,074)
Net policy repayments (loans) (note 5)	(1,959)	-	(23,829)	(9,701)	(400,247)	(435,512)	235,147	118,992
Deductions for surrender charges (note 2d)	-	-	(15,982)	(109)	(18,575)	(19,998)	(19,203)	(15,799)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(11,966)	-	(173,789)	(26,707)	(468,260)	(579,721)	(395,169)	(280,933)
Asset charges (note 3):
FPVUL & VEL contracts	(847)	-	(14,337)	(1,844)	(23,264)	(28,257)	(23,359)	(15,308)
MSP contracts	(199)	-	(497)	(75)	(1,340)	(1,365)	(455)	(190)
SL contracts	(126)	-	(4,026)	(502)	(19,928)	(22,279)	(18,059)	(8,008)
Adjustments to maintain reserves	87	-	89	67	5	65	24	(6)

Net equity transactions	961,308	-	4,951,688	1,668,769	(2,780,523)	(293,128)	7,403,838	3,025,796

Net change in contract owners’ equity	937,475	-	5,339,087	1,746,675	(2,027,895)	2,117,642	7,657,221	3,654,314
Contract owners’ equity beginning of period	-	-	1,746,675	-	25,317,159	23,199,517	8,180,355	4,526,041

Contract owners’ equity end of period	$937,475	-	7,085,762	1,746,675	23,289,264	25,317,159	15,837,576	8,180,355

CHANGES IN UNITS:
Beginning units	-	-	168,526	-	1,555,242	1,577,566	701,700	429,384

Units purchased	96,264	-	481,897	172,788	228,236	258,754	692,490	366,115
Units redeemed	(1,496)	-	(39,457)	(4,262)	(392,008)	(281,078)	(77,376)	(93,799)

Ending units	94,768	-	610,966	168,526	1,391,470	1,555,242	1,316,814	701,700

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts		NVITEmMrkts3		NVITGlUtl		NVITIntGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$191,515	124,907	127,640	71,767	124,359	80,246	35,653	51,667
Realized gain (loss) on investments	3,567,602	2,198,970	1,070,771	430,240	265,669	12	1,390,839	398,037
Change in unrealized gain (loss) on investments	6,433,912	4,849,580	3,392,089	2,317,091	(654,732)	680,567	(15,627)	1,594,606
Reinvested capital gains	3,989,041	275,455	1,739,899	116,408	1,129,147	232,606	800,247	11,773

Net increase (decrease) in contract owners’ equity resulting from operations	14,182,070	7,448,912	6,330,399	2,935,506	864,443	993,431	2,211,112	2,056,083

Equity transactions:
Purchase payments received from contract owners (note 6)	2,731,542	2,047,791	1,646,140	1,520,378	361,010	296,736	355,820	395,774
Transfers between funds	7,859,137	4,726,439	5,271,428	3,261,982	1,088,154	1,100,262	4,001,925	4,150,649
Surrenders (note 6)	(1,492,202)	(900,293)	(455,074)	(263,722)	(279,979)	(163,364)	(3,252,295)	(276,718)
Death benefits (note 4)	(14,459)	(146,656)	(1,443)	(26,594)	(1,120)	(141)	(9,980)	(847)
Net policy repayments (loans) (note 5)	(154,392)	6,408	(225,024)	(124,005)	(68,907)	(32,111)	(85,756)	(34,525)
Deductions for surrender charges (note 2d)	(15,806)	(28,669)	(23,711)	(15,025)	(4,429)	(11,689)	(50,862)	(3,557)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(594,619)	(508,763)	(612,973)	(409,734)	(141,759)	(99,654)	(223,485)	(177,826)
Asset charges (note 3):
FPVUL & VEL contracts	(23,926)	(23,414)	(48,062)	(28,192)	(11,401)	(7,464)	(19,502)	(12,673)
MSP contracts	(1,170)	(835)	(1,368)	(598)	(600)	(487)	(508)	(372)
SL contracts	(2,738)	(2,994)	(8,946)	(4,669)	(1,639)	(995)	(5,117)	(1,302)
Adjustments to maintain reserves	926	1,285	125	110	37	33	71	77

Net equity transactions	8,292,292	5,170,299	5,541,092	3,909,931	939,367	1,081,126	710,310	4,038,680

Net change in contract owners’ equity	22,474,362	12,619,211	11,871,491	6,845,437	1,803,810	2,074,557	2,921,422	6,094,763
Contract owners’ equity beginning of period	29,887,273	17,268,062	13,014,024	6,168,587	4,354,145	2,279,588	9,658,656	3,563,893

Contract owners’ equity end of period	$52,361,635	29,887,273	24,885,515	13,014,024	6,157,955	4,354,145	12,580,078	9,658,656

CHANGES IN UNITS:
Beginning units	1,195,438	939,440	714,108	462,520	212,848	153,292	720,712	354,044

Units purchased	515,106	391,752	282,228	308,894	83,272	85,389	287,828	408,362
Units redeemed	(269,048)	(135,754)	(58,140)	(57,306)	(45,930)	(25,833)	(269,890)	(41,694)

Ending units	1,441,496	1,195,438	938,196	714,108	250,190	212,848	738,650	720,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITWLead		NVITGlFin		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25,298	44,960	161,510	78,715	(1,920)	(3,910)	2,051	-
Realized gain (loss) on investments	429,789	397,546	49,785	87,121	31,789	40,812	86,218	(93,374)
Change in unrealized gain (loss) on investments	692,082	800,472	(968,313)	41,527	339,170	68,815	196,615	104,691
Reinvested capital gains	-	-	695,341	557,756	71,596	-	55,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,147,169	1,242,978	(61,677)	765,119	440,635	105,717	340,572	11,317

Equity transactions:
Purchase payments received from contract owners (note 6)	398,968	415,550	205,922	252,871	189,628	244,547	431,108	514,644
Transfers between funds	1,254,688	(215,873)	96,155	1,118,235	732,613	(629,374)	(240,373)	615,233
Surrenders (note 6)	(455,894)	(292,759)	(311,443)	(355,946)	(97,194)	(235,027)	(158,260)	(73,648)
Death benefits (note 4)	(8,994)	(5,633)	(9,970)	(4,905)	(1,058)	(49,442)	-	(18,809)
Net policy repayments (loans) (note 5)	(59,790)	(34,245)	1,478	(45,529)	(14,439)	(27,307)	48,471	31,729
Deductions for surrender charges (note 2d)	(12,965)	(8,990)	(6,675)	(9,913)	(6,511)	(11,144)	(11,534)	(9,427)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(263,167)	(258,860)	(147,497)	(151,301)	(81,639)	(105,361)	(112,012)	(94,826)
Asset charges (note 3):
FPVUL & VEL contracts	(20,402)	(17,581)	(6,986)	(6,565)	(5,409)	(6,834)	(9,993)	(6,493)
MSP contracts	(515)	(379)	(1)	(16)	(211)	(214)	(21)	(12)
SL contracts	(2,448)	(1,912)	(1,553)	(1,782)	(1,209)	(1,413)	(1,446)	(1,618)
Adjustments to maintain reserves	8	26	(65)	118	47	(38)	3	22

Net equity transactions	829,489	(420,656)	(180,634)	795,267	714,617	(821,607)	(54,057)	956,795

Net change in contract owners’ equity	1,976,658	822,322	(242,311)	1,560,386	1,155,252	(715,890)	286,515	968,112
Contract owners’ equity beginning of period	5,742,442	4,920,120	4,887,671	3,327,285	3,530,899	4,246,789	2,346,125	1,378,013

Contract owners’ equity end of period	$7,719,100	5,742,442	4,645,360	4,887,671	4,686,151	3,530,899	2,632,640	2,346,125

CHANGES IN UNITS:
Beginning units	327,572	354,722	247,374	202,412	259,242	319,476	212,658	128,282

Units purchased	84,749	25,803	41,154	81,896	91,165	25,905	42,190	108,396
Units redeemed	(37,937)	(52,953)	(50,640)	(36,934)	(45,843)	(86,139)	(44,096)	(24,020)

Ending units	374,384	327,572	237,888	247,374	304,564	259,242	210,752	212,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(8,401)	(7,319)	-	-	4,274,399	4,274,357	29,429	6,492
Realized gain (loss) on investments	450,153	68,309	106,294	76,865	(1,401,642)	(4,154,742)	530,463	106,037
Change in unrealized gain (loss) on investments	432,229	460,052	306,317	104,554	3,759,402	2,016,604	2,553,716	848,404
Reinvested capital gains	-	-	-	-	-	841,510	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873,981	521,042	412,611	181,419	6,632,159	2,977,729	3,113,608	960,933

Equity transactions:
Purchase payments received from contract owners (note 6)	213,992	287,298	505,615	440,135	8,287,508	12,600,167	1,964,117	2,372,877
Transfers between funds	407,614	94,884	1,536,945	356,995	900,184	(12,812,837)	543,825	(862,076)
Surrenders (note 6)	(71,579)	(180,565)	(56,211)	(60,392)	(9,036,984)	(35,315,367)	(1,211,517)	(642,622)
Death benefits (note 4)	(16,271)	(4,826)	(6,894)	(584)	(88,161)	(473,758)	(53,928)	(126,564)
Net policy repayments (loans) (note 5)	(32,280)	(60,942)	(21,315)	(50,683)	(263,254)	1,302,396	(244,672)	(183,520)
Deductions for surrender charges (note 2d)	(7,102)	(9,272)	(4,930)	(10,362)	(193,504)	(204,806)	(51,255)	(74,252)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(130,148)	(157,767)	(113,213)	(87,361)	(2,712,671)	(3,202,073)	(1,160,744)	(1,233,859)
Asset charges (note 3):
FPVUL & VEL contracts	(6,818)	(7,600)	(8,187)	(5,542)	(119,155)	(118,452)	(75,831)	(70,082)
MSP contracts	(307)	(332)	(137)	(70)	(11,699)	(14,367)	(2,163)	(2,065)
SL contracts	(725)	(789)	(1,660)	(577)	(35,026)	(61,790)	(8,014)	(7,477)
Adjustments to maintain reserves	(64)	(448)	70	35	154	506	193	804

Net equity transactions	356,311	(40,359)	1,830,083	581,594	(3,272,608)	(38,300,381)	(299,990)	(828,836)

Net change in contract owners’ equity	1,230,292	480,683	2,242,694	763,013	3,359,551	(35,322,652)	2,813,618	132,097
Contract owners’ equity beginning of period	5,638,860	5,158,177	1,861,016	1,098,003	98,341,704	133,664,356	16,770,262	16,638,165

Contract owners’ equity end of period	$6,869,152	5,638,860	4,103,710	1,861,016	101,701,255	98,341,704	19,583,880	16,770,262

CHANGES IN UNITS:
Beginning units	1,613,876	1,635,356	136,014	89,142	6,787,556	9,534,524	2,041,710	2,151,666

Units purchased	482,115	281,687	132,102	69,527	939,393	969,433	409,216	314,518
Units redeemed	(457,537)	(303,167)	(18,566)	(22,655)	(1,156,561)	(3,716,401)	(414,202)	(424,474)

Ending units	1,638,454	1,613,876	249,550	136,014	6,570,388	6,787,556	2,036,724	2,041,710

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntIdx2		NVITIntIdx6		NVITIntValI		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,166	-	8,079	2,038	53,925	65,708	209,918	123,878
Realized gain (loss) on investments	(887)	-	14,607	(153)	180,626	121,786	320,183	222,573
Change in unrealized gain (loss) on investments	(12,435)	-	4,283	16,309	(315,435)	262,686	(931,852)	496,243
Reinvested capital gains	4,192	-	1,322	-	181,307	202,934	679,607	403,845

Net increase (decrease) in contract owners’ equity resulting from operations	11,036	-	28,291	18,194	100,423	653,114	277,856	1,246,539

Equity transactions:
Purchase payments received from contract owners (note 6)	51,510	-	83,018	25,584	-	3,238	1,270,903	1,490,965
Transfers between funds	2,181,326	-	358,286	183,642	(793,279)	(551,440)	977,584	1,415,870
Surrenders (note 6)	-	-	(14,557)	(17)	(61,854)	(116,109)	(407,921)	(199,484)
Death benefits (note 4)	-	-	-	-	-	-	(29,396)	(19,679)
Net policy repayments (loans) (note 5)	-	-	(5,875)	(300)	(19,962)	(27,720)	(104,054)	(88,948)
Deductions for surrender charges (note 2d)	-	-	-	(158)	(6,409)	(5,448)	(37,936)	(10,673)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(21,286)	-	(28,927)	(3,539)	(92,945)	(132,330)	(379,667)	(320,567)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(1,249)	(246)	(8,659)	(10,702)	(32,244)	(22,271)
MSP contracts	-	-	(273)	-	(425)	(455)	(432)	(303)
SL contracts	-	-	(551)	(61)	(1,457)	(1,562)	(4,686)	(2,726)
Adjustments to maintain reserves	5	-	25	72	(53)	(192)	24	48

Net equity transactions	2,211,555	-	389,897	204,977	(985,043)	(842,720)	1,252,175	2,242,232

Net change in contract owners’ equity	2,222,591	-	418,188	223,171	(884,620)	(189,606)	1,530,031	3,488,771
Contract owners’ equity beginning of period	-	-	223,171	-	3,110,249	3,299,855	8,096,448	4,607,677

Contract owners’ equity end of period	$2,222,591	-	641,359	223,171	2,225,629	3,110,249	9,626,479	8,096,448

CHANGES IN UNITS:
Beginning units	-	-	20,334	-	134,862	175,520	575,980	402,348

Units purchased	221,814	-	36,532	21,043	-	76	169,451	224,783
Units redeemed	(2,080)	-	(3,498)	(709)	(41,092)	(40,734)	(80,111)	(51,151)

Ending units	219,734	-	53,368	20,334	93,770	134,862	665,320	575,980

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDAgg2		NVITIDCon2		NVITIDMod2		NVITIDModAg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$583,599	421,795	473,445	379,907	1,770,158	1,327,498	1,778,175	1,316,373
Realized gain (loss) on investments	975,330	642,528	18,973	(14,713)	1,399,355	962,021	1,445,009	1,886,692
Change in unrealized gain (loss) on investments	(1,210,646)	1,918,101	(111,573)	238,962	(729,998)	3,146,924	(491,544)	4,291,540
Reinvested capital gains	960,583	295,325	324,884	123,826	1,019,405	502,972	1,501,624	725,912

Net increase (decrease) in contract owners’ equity resulting from operations	1,308,866	3,277,749	705,729	727,982	3,458,920	5,939,415	4,233,264	8,220,517

Equity transactions:
Purchase payments received from contract owners (note 6)	4,274,226	4,170,763	762,710	1,151,953	8,403,771	9,853,038	11,762,349	11,456,107
Transfers between funds	7,452,537	1,559,482	1,114,999	2,758,814	6,307,955	5,612,064	10,270,896	5,087,005
Surrenders (note 6)	(925,022)	(759,549)	(239,255)	(435,324)	(2,212,436)	(1,896,681)	(3,380,536)	(4,308,782)
Death benefits (note 4)	(56,081)	(32,296)	(84,565)	(73,137)	(669,579)	(134,336)	(73,357)	(7,042)
Net policy repayments (loans) (note 5)	(327,955)	(141,702)	(93,495)	(24,239)	(278,141)	(223,847)	(644,778)	(775,310)
Deductions for surrender charges (note 2d)	(103,250)	(140,694)	(22,485)	(33,334)	(207,181)	(266,778)	(311,493)	(389,030)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,456,936)	(1,304,561)	(562,244)	(580,940)	(3,255,275)	(3,236,018)	(4,002,541)	(3,731,750)
Asset charges (note 3):
FPVUL & VEL contracts	(86,816)	(64,191)	(20,865)	(22,125)	(189,776)	(169,493)	(280,192)	(220,543)
MSP contracts	(5,860)	(1,766)	(7,024)	(6,270)	(27,626)	(19,056)	(19,829)	(10,524)
SL contracts	(5,416)	(3,840)	(4,601)	(4,480)	(24,957)	(22,344)	(30,748)	(25,375)
Adjustments to maintain reserves	422	(82)	(4)	(4)	(45)	(879)	58	216

Net equity transactions	8,759,849	3,281,564	843,171	2,730,914	7,846,710	9,495,670	13,289,829	7,074,972

Net change in contract owners’ equity	10,068,715	6,559,313	1,548,900	3,458,896	11,305,630	15,435,085	17,523,093	15,295,489
Contract owners’ equity beginning of period	25,019,005	18,459,692	13,095,594	9,636,698	62,045,944	46,610,859	67,667,897	52,372,408

Contract owners’ equity end of period	$35,087,720	25,019,005	14,644,494	13,095,594	73,351,574	62,045,944	85,190,990	67,667,897

CHANGES IN UNITS:
Beginning units	1,589,760	1,368,528	1,057,738	823,092	4,414,294	3,688,566	4,480,646	3,969,980

Units purchased	783,514	521,691	179,883	415,079	1,225,151	1,222,494	1,508,816	1,222,174
Units redeemed	(268,034)	(300,459)	(113,275)	(180,433)	(698,185)	(496,766)	(673,504)	(711,508)

Ending units	2,105,240	1,589,760	1,124,346	1,057,738	4,941,260	4,414,294	5,315,958	4,480,646

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon2		NVITJPBal		NVITMdCpGr		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$924,969	629,411	372,176	416,379	(4,547)	(4,698)	991,682	781,312
Realized gain (loss) on investments	335,326	467,967	772,749	1,350,548	1,051,935	503,082	7,103,961	8,050,335
Change in unrealized gain (loss) on investments	(460,314)	474,133	(829,543)	439,493	474,143	1,011,753	(4,305,215)	(3,099,405)
Reinvested capital gains	847,408	317,513	472,649	-	-	-	2,350,170	1,086,719

Net increase (decrease) in contract owners’ equity resulting from operations	1,647,389	1,889,024	788,031	2,206,420	1,521,531	1,510,137	6,140,598	6,818,961

Equity transactions:
Purchase payments received from contract owners (note 6)	6,780,776	5,966,130	1,134,991	1,369,428	1,924,858	1,834,830	6,557,070	8,244,490
Transfers between funds	2,924,146	(1,087,071)	(327,203)	(1,657,342)	(1,256,086)	(417,382)	(6,293,593)	2,100,457
Surrenders (note 6)	(609,466)	(331,084)	(595,074)	(2,865,306)	(916,472)	(632,057)	(7,584,629)	(9,627,323)
Death benefits (note 4)	(143,638)	(475)	(67,754)	(62,754)	(74,747)	(20,321)	(191,521)	(172,854)
Net policy repayments (loans) (note 5)	(21,165)	(47,914)	(140,471)	(69,838)	(137,133)	(142,757)	(1,428,199)	(485,363)
Deductions for surrender charges (note 2d)	(53,616)	(36,396)	(23,557)	(119,984)	(49,116)	(56,726)	(92,784)	(148,453)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(973,179)	(926,995)	(678,947)	(757,970)	(838,691)	(903,004)	(2,047,553)	(2,197,872)
Asset charges (note 3):
FPVUL & VEL contracts	(43,994)	(42,604)	(40,923)	(42,576)	(54,459)	(53,009)	(117,548)	(113,884)
MSP contracts	(13,646)	(8,059)	(2,172)	(2,310)	(1,650)	(1,510)	(2,326)	(1,996)
SL contracts	(7,473)	(6,535)	(11,404)	(11,159)	(8,354)	(7,634)	(30,345)	(37,493)
Adjustments to maintain reserves	61	(347)	60	317	(2)	43	31	(231)

Net equity transactions	7,838,806	3,478,650	(752,454)	(4,219,494)	(1,411,852)	(399,527)	(11,231,397)	(2,440,522)

Net change in contract owners’ equity	9,486,195	5,367,674	35,577	(2,013,074)	109,679	1,110,610	(5,090,799)	4,378,439
Contract owners’ equity beginning of period	26,078,483	20,710,809	17,405,363	19,418,437	17,421,845	16,311,235	81,238,105	76,859,666

Contract owners’ equity end of period	$35,564,678	26,078,483	17,440,940	17,405,363	17,531,524	17,421,845	76,147,306	81,238,105

CHANGES IN UNITS:
Beginning units	1,976,998	1,697,008	1,315,664	1,645,674	1,217,840	1,253,052	3,900,284	3,939,766

Units purchased	769,370	509,644	162,528	120,149	123,380	140,282	708,130	779,224
Units redeemed	(191,608)	(229,654)	(215,184)	(450,159)	(226,146)	(175,494)	(1,210,632)	(818,706)

Ending units	2,554,760	1,976,998	1,263,008	1,315,664	1,115,074	1,217,840	3,397,782	3,900,284

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITMyMkt5		NVITSmCapGr		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,446,932	5,057,915	15,711,908	10,857,311	(21,368)	(23,290)	783,828	282,031
Realized gain (loss) on investments	-	-	-	-	1,331,533	2,136,273	3,271,928	12,069,014
Change in unrealized gain (loss) on investments	-	-	-	-	891,419	(1,500,638)	(18,612,733)	(5,079,969)
Reinvested capital gains	-	-	-	-	-	-	9,528,527	6,169,351

Net increase (decrease) in contract owners’ equity resulting from operations	5,446,932	5,057,915	15,711,908	10,857,311	2,201,584	612,345	(5,028,450)	13,440,427

Equity transactions:
Purchase payments received from contract owners (note 6)	42,302,829	36,245,767	68,812,070	174,454,959	2,183,394	3,156,568	5,598,766	7,852,968
Transfers between funds	(16,434,437)	(20,282,149)	(45,150,872)	(26,589,546)	(1,419,241)	500,782	(8,336,203)	(11,917,583)
Surrenders (note 6)	(14,968,887)	(14,591,642)	(18,917,961)	(19,445,282)	(1,741,558)	(6,177,383)	(4,285,947)	(11,019,125)
Death benefits (note 4)	(393,264)	(430,692)	(450,281)	(68,864)	(44,026)	(55,315)	(195,551)	(625,733)
Net policy repayments (loans) (note 5)	(549,287)	(682,250)	(849,515)	217,926	(239,725)	(131,546)	(779,559)	(465,834)
Deductions for surrender charges (note 2d)	(850,636)	(850,181)	-	-	(42,924)	(46,363)	(126,970)	(175,861)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(7,268,391)	(7,954,613)	(4,767,447)	(4,077,600)	(761,772)	(863,076)	(2,391,630)	(2,819,571)
Asset charges (note 3):
FPVUL & VEL contracts	(380,951)	(370,746)	-	-	(49,431)	(51,213)	(159,916)	(167,018)
MSP contracts	(30,308)	(31,321)	-	-	(1,244)	(1,246)	(5,301)	(5,158)
SL contracts	(99,650)	(84,568)	-	-	(7,117)	(11,542)	(24,160)	(28,628)
Adjustments to maintain reserves	(519)	(5,168)	(415)	10,439	(11)	(6,453)	211	95

Net equity transactions	1,326,499	(9,037,563)	(1,324,421)	124,502,032	(2,123,655)	(3,686,787)	(10,706,260)	(19,371,448)

Net change in contract owners’ equity	6,773,431	(3,979,648)	14,387,487	135,359,343	77,929	(3,074,442)	(15,734,710)	(5,931,021)
Contract owners’ equity beginning of period	115,463,580	119,443,228	331,562,376	196,203,033	22,931,485	26,005,927	80,313,388	86,244,409

Contract owners’ equity end of period	$122,237,011	115,463,580	345,949,863	331,562,376	23,009,414	22,931,485	64,578,678	80,313,388

CHANGES IN UNITS:
Beginning units	8,783,438	9,499,298	30,574,890	18,911,688	1,330,056	1,555,282	3,035,848	3,867,500

Units purchased	3,749,887	2,837,447	9,127,693	20,441,450	259,030	349,644	348,871	361,356
Units redeemed	(3,669,989)	(3,553,307)	(9,210,447)	(8,778,248)	(372,428)	(574,870)	(777,365)	(1,193,008)

Ending units	8,863,336	8,783,438	30,492,136	30,574,890	1,216,658	1,330,056	2,607,354	3,035,848

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITNWLead		NVITUSGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(52,776)	(61,522)	5,037,157	4,901,772	21,624	7,431	(4,713)	14,099
Realized gain (loss) on investments	1,774,957	13,129,717	36,597,476	1,402,245	4,045	738	(7,974)	(68,320)
Change in unrealized gain (loss) on investments	(13,324,530)	(3,983,920)	(23,147,644)	56,960,310	(179,532)	83,224	1,327,479	(200,490)
Reinvested capital gains	13,780,217	2,239,910	26,261,593	-	322,938	113,501	-	130,686

Net increase (decrease) in contract owners’ equity resulting from operations	2,177,868	11,324,185	44,748,582	63,264,327	169,075	204,894	1,314,792	(124,025)

Equity transactions:
Purchase payments received from contract owners (note 6)	7,676,882	11,006,301	5,052,311	5,631,009	101,207	95,367	365,176	700,449
Transfers between funds	(3,150,515)	(18,838,133)	(130,747,319)	(1,739,199)	764,473	422,280	966,508	123,032
Surrenders (note 6)	(5,980,795)	(6,025,856)	(2,255,466)	(2,132,968)	(37,183)	(2,965)	(249,522)	(590,255)
Death benefits (note 4)	(299,943)	(260,687)	(2,784,096)	(332,227)	(691)	-	(6,430)	(26,342)
Net policy repayments (loans) (note 5)	(329,828)	(364,919)	(567,731)	(752,529)	(22,926)	(1,611)	(81,603)	(46,269)
Deductions for surrender charges (note 2d)	(134,196)	(139,993)	(140,442)	(193,180)	(805)	(480)	(5,615)	(14,853)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,748,147)	(3,096,872)	(5,870,177)	(5,735,389)	(42,996)	(32,855)	(192,936)	(244,363)
Asset charges (note 3):
FPVUL & VEL contracts	(159,675)	(158,429)	(206,960)	(193,484)	(3,484)	(2,578)	(12,654)	(13,600)
MSP contracts	(5,500)	(5,020)	(14,530)	(14,263)	(6)	-	(497)	(442)
SL contracts	(26,356)	(24,669)	(17,649)	(15,690)	(1,081)	(714)	(1,995)	(2,313)
Adjustments to maintain reserves	(1,294)	(62,516)	411	4,424	(20)	27	84	55

Net equity transactions	(5,159,367)	(17,970,793)	(137,551,648)	(5,473,496)	756,488	476,471	780,515	(114,901)

Net change in contract owners’ equity	(2,981,499)	(6,646,608)	(92,803,066)	57,790,831	925,563	681,365	2,095,307	(238,926)
Contract owners’ equity beginning of period	101,283,263	107,929,871	528,730,499	470,939,668	1,545,595	864,230	6,541,533	6,780,459

Contract owners’ equity end of period	$98,301,764	101,283,263	435,927,433	528,730,499	2,471,158	1,545,595	8,636,840	6,541,533

CHANGES IN UNITS:
Beginning units	4,807,692	5,767,374	41,070,072	41,489,502	95,970	62,358	417,938	431,480

Units purchased	775,425	715,029	361,685	444,215	53,784	48,609	102,600	84,716
Units redeemed	(992,957)	(1,674,711)	(10,216,321)	(863,645)	(12,004)	(14,997)	(69,734)	(98,258)

Ending units	4,590,160	4,807,692	31,215,436	41,070,072	137,750	95,970	450,804	417,938

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal		NVITMltSec		NBTAFasc		NBTAGuard
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$252,458	215,731	894,111	702,956	(1,623)	(1,815)	28,394	95,651
Realized gain (loss) on investments	386,501	611,592	(46,529)	14,731	81,135	78,642	1,423,112	2,245,862
Change in unrealized gain (loss) on investments	(1,615,122)	499,983	145,385	51,097	(109,895)	(36,527)	(490,657)	(418,853)
Reinvested capital gains	666,775	577,219	1,101	38,017	14,207	45,103	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(309,388)	1,904,525	994,068	806,801	(16,176)	85,403	960,849	1,922,660

Equity transactions:
Purchase payments received from contract owners (note 6)	1,390,523	1,717,353	1,688,306	1,807,496	146,992	181,213	865,049	887,138
Transfers between funds	1,111,088	347,555	6,600,687	(1,130,497)	476,028	(282,594)	(1,518,839)	(964,203)
Surrenders (note 6)	(767,489)	(563,976)	(2,352,346)	(1,536,865)	(84,650)	(47,239)	(831,265)	(1,705,503)
Death benefits (note 4)	(46,361)	(130,765)	(94,429)	(285,442)	(485)	(1,821)	(14,398)	(29,599)
Net policy repayments (loans) (note 5)	(124,679)	(128,466)	(124,144)	(5,560)	(10,951)	(22,508)	(98,543)	(189,086)
Deductions for surrender charges (note 2d)	(62,327)	(34,111)	(28,156)	(25,056)	(1,540)	(974)	(33,345)	(22,589)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(612,654)	(611,392)	(647,554)	(605,722)	(42,991)	(42,693)	(456,772)	(530,149)
Asset charges (note 3):
FPVUL & VEL contracts	(49,353)	(43,708)	(34,649)	(32,124)	(3,587)	(2,505)	(34,369)	(32,924)
MSP contracts	(1,861)	(1,297)	(3,112)	(3,307)	(9)	(85)	(863)	(939)
SL contracts	(7,158)	(5,807)	(6,896)	(5,862)	(519)	(498)	(3,821)	(4,041)
Adjustments to maintain reserves	(31)	99	104	(8)	(20)	74	8	36

Net equity transactions	829,698	545,485	4,997,811	(1,822,947)	478,268	(219,630)	(2,127,158)	(2,591,859)

Net change in contract owners’ equity	520,310	2,450,010	5,991,879	(1,016,146)	462,092	(134,227)	(1,166,309)	(669,199)
Contract owners’ equity beginning of period	13,620,225	11,170,215	18,535,654	19,551,800	1,548,041	1,682,268	13,939,908	14,609,107

Contract owners’ equity end of period	$14,140,535	13,620,225	24,527,533	18,535,654	2,010,133	1,548,041	12,773,599	13,939,908

CHANGES IN UNITS:
Beginning units	917,588	873,378	1,218,460	1,351,476	101,912	116,494	760,688	934,782

Units purchased	197,638	175,325	582,515	158,491	49,468	27,221	64,818	154,898
Units redeemed	(131,834)	(131,115)	(249,729)	(291,507)	(19,740)	(41,803)	(191,832)	(328,992)

Ending units	983,392	917,588	1,551,246	1,218,460	131,640	101,912	633,674	760,688

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAInt		NBTAMCGr		NBTAPart		NBTARegI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,179	3,750	(24,011)	(22,024)	124,790	136,790	745	730
Realized gain (loss) on investments	144,850	64,388	2,826,675	1,903,659	780,824	2,935,967	33,868	(14,805)
Change in unrealized gain (loss) on investments	(380,354)	183,156	6,405,275	3,585,864	(1,165,305)	(2,822,988)	(28,828)	12,278
Reinvested capital gains	245,830	13,829	-	-	2,014,528	2,237,618	20,694	22,223

Net increase (decrease) in contract owners’ equity resulting from operations	79,505	265,123	9,207,939	5,467,499	1,754,837	2,487,387	26,479	20,426

Equity transactions:
Purchase payments received from contract owners (note 6)	358,782	216,888	2,615,746	4,023,169	1,083,019	1,561,021	30,871	12,694
Transfers between funds	1,976,152	1,146,282	215,894	(1,734,701)	87,747	815,963	425,549	399,771
Surrenders (note 6)	(68,663)	(108,990)	(2,411,434)	(1,585,818)	(1,152,951)	(5,958,775)	(24,648)	(1,466)
Death benefits (note 4)	-	-	(45,413)	(88,663)	(46,278)	(34,546)	(1,656)	-
Net policy repayments (loans) (note 5)	(48,573)	(46,365)	(321,555)	(157,366)	(215,608)	(680,813)	(2,814)	-
Deductions for surrender charges (note 2d)	(4,016)	(2,291)	(91,950)	(122,940)	(18,508)	(63,405)	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(125,872)	(56,459)	(1,819,681)	(1,799,054)	(721,945)	(815,350)	(24,688)	(9,310)
Asset charges (note 3):
FPVUL & VEL contracts	(10,837)	(4,456)	(114,501)	(102,689)	(54,526)	(54,760)	-	-
MSP contracts	(830)	(233)	(2,117)	(2,090)	(1,624)	(1,489)	-	-
SL contracts	(1,919)	(498)	(17,643)	(15,066)	(13,264)	(12,080)	-	-
Adjustments to maintain reserves	(92)	748	126	107	180	2,087	(21)	(938)

Net equity transactions	2,074,132	1,144,626	(1,992,528)	(1,585,111)	(1,053,757)	(5,242,147)	402,593	400,751

Net change in contract owners’ equity	2,153,637	1,409,749	7,215,411	3,882,388	701,080	(2,754,760)	429,072	421,177
Contract owners’ equity beginning of period	2,043,676	633,927	42,018,811	38,136,423	20,707,714	23,462,474	421,177	-

Contract owners’ equity end of period	$4,197,313	2,043,676	49,234,222	42,018,811	21,408,794	20,707,714	850,249	421,177

CHANGES IN UNITS:
Beginning units	140,884	53,950	2,370,878	2,443,662	1,186,366	1,534,846	41,094	-

Units purchased	162,648	99,337	314,230	261,641	127,991	193,885	54,649	42,315
Units redeemed	(23,192)	(12,403)	(365,848)	(334,425)	(191,619)	(542,365)	(15,181)	(1,221)

Ending units	280,340	140,884	2,319,260	2,370,878	1,122,738	1,186,366	80,562	41,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppCapAp		OppGlSec3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,364	3,419	3,373	3,512	101,507	290,028	244,490	109,643
Realized gain (loss) on investments	17,720	7,578	95,838	84,079	6,719,902	6,558,021	407,900	216,685
Change in unrealized gain (loss) on investments	(44,082)	8,407	105,082	177,186	9,684,670	2,466,146	(391,749)	1,264,016
Reinvested capital gains	34,794	47,400	12,686	24,933	-	-	890,130	573,997

Net increase (decrease) in contract owners’ equity resulting from operations	13,796	66,804	216,979	289,710	16,506,079	9,314,195	1,150,771	2,164,341

Equity transactions:
Purchase payments received from contract owners (note 6)	166,291	77,630	505,485	469,710	8,908,934	13,571,860	3,872,113	3,887,872
Transfers between funds	354,850	477,234	1,576,590	707,196	(4,903,637)	(20,777,203)	695,556	3,708,909
Surrenders (note 6)	(43,073)	(51,066)	(161,532)	(152,125)	(5,455,212)	(4,677,523)	(628,603)	(657,688)
Death benefits (note 4)	-	-	-	-	(201,427)	(120,277)	(16,782)	(28,039)
Net policy repayments (loans) (note 5)	(1,403)	(4,356)	(22,401)	(9,253)	(969,994)	(321,628)	(248,139)	(78,170)
Deductions for surrender charges (note 2d)	(605)	(726)	(11,783)	(11,943)	(181,339)	(216,478)	(52,984)	(41,812)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(36,655)	(25,199)	(158,957)	(118,796)	(3,830,226)	(4,147,291)	(841,921)	(672,243)
Asset charges (note 3):
FPVUL & VEL contracts	(4,106)	(2,680)	(11,046)	(7,089)	(208,136)	(199,499)	(64,092)	(42,792)
MSP contracts	(120)	(57)	(1,270)	(307)	(6,183)	(6,029)	(1,529)	(923)
SL contracts	(575)	(234)	(2,779)	(2,022)	(28,295)	(26,270)	(11,539)	(9,127)
Adjustments to maintain reserves	50	25	15	62	842	4,713	687	30

Net equity transactions	434,654	470,571	1,712,322	875,433	(6,874,673)	(16,915,625)	2,702,767	6,066,017

Net change in contract owners’ equity	448,450	537,375	1,929,301	1,165,143	9,631,406	(7,601,430)	3,853,538	8,230,358
Contract owners’ equity beginning of period	806,767	269,392	2,727,354	1,562,211	123,105,847	130,707,277	16,951,140	8,720,782

Contract owners’ equity end of period	$1,255,217	806,767	4,656,655	2,727,354	132,737,253	123,105,847	20,804,678	16,951,140

CHANGES IN UNITS:
Beginning units	62,360	23,100	160,134	104,292	9,247,300	10,683,274	1,194,348	723,136

Units purchased	36,883	42,368	115,981	71,098	1,701,790	1,281,089	334,319	594,916
Units redeemed	(5,095)	(3,108)	(22,047)	(15,256)	(1,886,370)	(2,717,063)	(150,171)	(123,704)

Ending units	94,148	62,360	254,068	160,134	9,062,720	9,247,300	1,378,496	1,194,348

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSec		OppHighInc3		OppHighInc		OppMStSCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$846,098	653,896	-	-	314,323	258,840	15,649	4,810
Realized gain (loss) on investments	3,526,168	8,813,547	(6,634)	-	86,244	(18,628)	167,507	156,168
Change in unrealized gain (loss) on investments	(3,673,827)	(1,859,919)	(19,298)	-	(343,433)	119,146	(459,107)	210,349
Reinvested capital gains	3,596,308	4,090,534	-	-	-	-	166,883	94,934

Net increase (decrease) in contract owners’ equity resulting from operations	4,294,747	11,698,058	(25,932)	-	57,134	359,358	(109,068)	466,261

Equity transactions:
Purchase payments received from contract owners (note 6)	3,797,108	2,915,675	709,190	-	1,082,944	532,106	780,405	680,348
Transfers between funds	276,478	1,041,332	250,372	-	(2,419,418)	227,330	755,331	1,271,772
Surrenders (note 6)	(2,108,991)	(8,605,245)	(25,203)	-	(159,395)	(106,681)	(104,836)	(284,848)
Death benefits (note 4)	(16,525)	(122,420)	-	-	-	(802)	(12,370)	(35,812)
Net policy repayments (loans) (note 5)	(412,767)	(218,423)	54,725	-	(39,080)	(47,547)	(89,390)	(2,810)
Deductions for surrender charges (note 2d)	(59,987)	(86,123)	(734)	-	(16,904)	(12,825)	(11,852)	(23,293)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,494,333)	(1,744,211)	(21,896)	-	(222,796)	(308,843)	(225,202)	(205,569)
Asset charges (note 3):
FPVUL & VEL contracts	(72,352)	(81,862)	(1,313)	-	(13,593)	(14,128)	(18,899)	(14,409)
MSP contracts	(2,218)	(2,061)	(4)	-	(343)	(302)	(265)	(207)
SL contracts	(12,664)	(14,148)	(787)	-	(1,520)	(1,596)	(3,019)	(1,701)
Adjustments to maintain reserves	155	1,897	92	-	38	14	(18)	145

Net equity transactions	(106,097)	(6,915,589)	964,442	-	(1,790,066)	266,726	1,069,885	1,383,616

Net change in contract owners’ equity	4,188,650	4,782,469	938,510	-	(1,732,932)	626,084	960,817	1,849,877
Contract owners’ equity beginning of period	71,703,657	66,921,188	-	-	4,422,033	3,795,949	4,514,334	2,664,457

Contract owners’ equity end of period	$75,892,307	71,703,657	938,510	-	2,689,101	4,422,033	5,475,151	4,514,334

CHANGES IN UNITS:
Beginning units	4,816,044	5,273,314	-	-	324,172	304,496	215,614	146,346

Units purchased	730,054	991,724	108,703	-	84,130	57,743	74,470	99,399
Units redeemed	(739,896)	(1,448,994)	(11,559)	-	(210,968)	(38,067)	(25,378)	(30,131)

Ending units	4,806,202	4,816,044	97,144	-	197,334	324,172	264,706	215,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMSt		OppMidCap		PVITAllAst		PVITLowDur
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$435,438	438,967	(37,301)	(45,719)	128,819	128,582	1,913,743	1,576,571
Realized gain (loss) on investments	2,488,360	1,963,250	2,820,783	3,970,282	8,648	62,978	(167,628)	(319,633)
Change in unrealized gain (loss) on investments	(967,352)	3,463,093	141,986	(2,446,101)	(16,995)	(54,520)	1,198,669	210,497
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,956,446	5,865,310	2,925,468	1,478,462	120,472	140,917	2,944,784	1,467,435

Equity transactions:
Purchase payments received from contract owners (note 6)	3,690,819	4,120,791	3,427,890	4,625,076	144,724	417,108	3,597,316	3,274,924
Transfers between funds	(780,458)	(244,548)	(1,452,282)	(7,824,283)	482,973	(2,728,357)	2,555,949	(130,978)
Surrenders (note 6)	(2,533,652)	(2,633,893)	(4,254,620)	(3,278,861)	(232,208)	(371,662)	(986,777)	(2,584,179)
Death benefits (note 4)	(199,548)	(306,762)	(139,588)	(114,492)	(1,178)	-	(60,757)	(12,566)
Net policy repayments (loans) (note 5)	(281,305)	(432,302)	(378,872)	(129,426)	-	-	(42,960)	840
Deductions for surrender charges (note 2d)	(123,182)	(127,429)	(111,321)	(162,360)	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,995,539)	(2,107,721)	(1,992,158)	(2,339,153)	(22,357)	(34,790)	(827,477)	(879,519)
Asset charges (note 3):
FPVUL & VEL contracts	(140,142)	(132,654)	(121,672)	(128,675)	-	-	-	-
MSP contracts	(5,805)	(5,596)	(2,609)	(2,733)	-	-	-	-
SL contracts	(17,229)	(16,675)	(12,439)	(13,529)	-	-	-	-
Adjustments to maintain reserves	35	40	29	(255)	20	110	4,838	(1,166)

Net equity transactions	(2,386,005)	(1,886,749)	(5,037,642)	(9,368,691)	371,974	(2,717,591)	4,240,132	(332,644)

Net change in contract owners’ equity	(429,559)	3,978,561	(2,112,174)	(7,890,229)	492,446	(2,576,674)	7,184,916	1,134,791
Contract owners’ equity beginning of period	44,276,761	40,298,200	47,680,834	55,571,063	1,536,847	4,113,521	40,492,090	39,357,299

Contract owners’ equity end of period	$43,847,202	44,276,761	45,568,660	47,680,834	2,029,293	1,536,847	47,677,006	40,492,090

CHANGES IN UNITS:
Beginning units	3,166,310	3,313,744	3,773,684	4,702,756	123,954	346,486	3,670,596	3,699,808

Units purchased	439,351	419,706	348,013	376,202	48,196	45,134	1,479,479	434,776
Units redeemed	(593,883)	(567,140)	(758,449)	(1,305,274)	(20,766)	(267,666)	(1,121,955)	(463,988)

Ending units	3,011,778	3,166,310	3,363,248	3,773,684	151,384	123,954	4,028,120	3,670,596

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITRealRet		PVITTotRet		PioVHiYield		PVTGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,999,912	1,586,946	6,022,108	4,249,566	756,130	645,917	17,993	18,028
Realized gain (loss) on investments	(620,299)	(330,063)	(1,269,327)	(749,358)	(27,374)	(140,344)	53,316	35,631
Change in unrealized gain (loss) on investments	3,064,499	(2,320,724)	6,741,192	(291,320)	11,391	323,000	(329,857)	102,959
Reinvested capital gains	120,384	1,140,949	-	654,903	13,618	171,999	206,758	28,081

Net increase (decrease) in contract owners’ equity resulting from operations	4,564,496	77,108	11,493,973	3,863,791	753,765	1,000,572	(51,790)	184,699

Equity transactions:
Purchase payments received from contract owners (note 6)	2,971,467	3,855,829	10,036,226	11,445,348	1,169,898	1,272,832	144,799	192,407
Transfers between funds	5,652,439	10,103,605	19,558,903	33,883,799	1,707,078	711,631	(280,484)	(44,426)
Surrenders (note 6)	(1,694,488)	(2,190,978)	(4,425,966)	(13,016,934)	(183,443)	(263,529)	(11,050)	(30,875)
Death benefits (note 4)	(28,740)	(10,531)	(156,187)	(33,557)	(9,978)	(2,578)	-	-
Net policy repayments (loans) (note 5)	(372,736)	107	(1,354,201)	(26,634)	(11,848)	175	(17,511)	(21,032)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(3,348)	(8,618)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(533,350)	(535,709)	(1,723,540)	(1,589,933)	(175,606)	(161,357)	(77,473)	(83,572)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(5,034)	(4,578)
MSP contracts	-	-	-	-	-	-	(40)	(36)
SL contracts	-	-	-	-	-	-	(349)	(307)
Adjustments to maintain reserves	5,410	11,835	3,500	30,288	(2,920)	137	(20)	20

Net equity transactions	6,000,002	11,234,158	21,938,735	30,692,377	2,493,181	1,557,311	(250,509)	(1,017)

Net change in contract owners’ equity	10,564,498	11,311,266	33,432,708	34,556,168	3,246,946	2,557,883	(302,299)	183,682
Contract owners’ equity beginning of period	43,096,183	31,784,917	124,221,767	89,665,599	13,675,160	11,117,277	1,333,714	1,150,032

Contract owners’ equity end of period	$53,660,681	43,096,183	157,654,475	124,221,767	16,922,106	13,675,160	1,031,415	1,333,714

CHANGES IN UNITS:
Beginning units	3,453,452	2,555,674	10,375,034	7,755,960	840,566	739,418	79,204	79,162

Units purchased	843,355	1,220,721	3,930,079	3,928,794	298,319	133,955	9,142	11,200
Units redeemed	(400,197)	(322,943)	(2,181,903)	(1,309,720)	(155,999)	(32,807)	(23,158)	(11,158)

Ending units	3,896,610	3,453,452	12,123,210	10,375,034	982,886	840,566	65,188	79,204

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTIntlEq		PVTVoygr		RCFMicroCap		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$71,341	12,530	-	389	666,825	(55,521)	2,508	2,764
Realized gain (loss) on investments	601,287	375,808	12,981	6,926	2,843,088	4,280,337	49,202	20,130
Change in unrealized gain (loss) on investments	(765,324)	520,130	10,030	12,151	(6,178,520)	1,284,180	200,505	75,614
Reinvested capital gains	308,832	-	-	-	4,638,864	2,562,710	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	216,136	908,468	23,011	19,466	1,970,257	8,071,706	252,215	98,508

Equity transactions:
Purchase payments received from contract owners (note 6)	276,917	220,234	93,868	108,648	3,535,598	5,413,595	428,338	211,549
Transfers between funds	654,875	2,167,875	(29,054)	(28,660)	4,897,994	2,521,755	969,998	814,033
Surrenders (note 6)	(2,705,953)	(409,962)	(11,432)	(6,539)	(3,340,590)	(5,177,630)	(28,609)	(5,819)
Death benefits (note 4)	-	(863)	-	(9,679)	(67,890)	(19,609)	-	-
Net policy repayments (loans) (note 5)	(71,912)	(212,480)	(1,374)	(1,653)	(324,950)	(14,185)	(3,256)	(3,902)
Deductions for surrender charges (note 2d)	(42,978)	(10,394)	(4,601)	(2,997)	-	-	(1,412)	(992)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(107,212)	(105,882)	(32,129)	(36,622)	(726,471)	(712,198)	(94,502)	(36,353)
Asset charges (note 3):
FPVUL & VEL contracts	(8,968)	(7,388)	(2,070)	(1,773)	-	-	(6,487)	(2,476)
MSP contracts	(287)	(220)	(8)	(7)	-	-	(686)	(251)
SL contracts	(914)	(2,321)	(169)	(154)	-	-	(1,061)	(357)
Adjustments to maintain reserves	37	38	1	(18)	1,829	15,515	55	(7)

Net equity transactions	(2,006,396)	1,638,637	13,032	20,546	3,975,520	2,027,243	1,262,379	975,425

Net change in contract owners’ equity	(1,790,260)	2,547,105	36,043	40,012	5,945,777	10,098,949	1,514,593	1,073,933
Contract owners’ equity beginning of period	4,854,301	2,307,196	399,362	359,350	48,996,850	38,897,901	1,447,892	373,959

Contract owners’ equity end of period	$3,064,041	4,854,301	435,405	399,362	54,942,627	48,996,850	2,962,485	1,447,892

CHANGES IN UNITS:
Beginning units	227,790	138,276	28,784	27,308	2,136,548	2,048,560	117,044	33,050

Units purchased	37,262	154,928	6,820	8,335	780,947	515,021	107,456	88,498
Units redeemed	(132,372)	(65,414)	(5,864)	(6,859)	(610,903)	(427,033)	(11,608)	(4,504)

Ending units	132,680	227,790	29,740	28,784	2,306,592	2,136,548	212,892	117,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		TRowMidCap2		TRowNwAmGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,217,141	864,340	31,808	13,800	(61,195)	(70,941)	(40,234)	(36,053)
Realized gain (loss) on investments	2,442,812	3,458,350	505	(1,565)	795,326	2,418,664	358,825	168,410
Change in unrealized gain (loss) on investments	(7,086,343)	7,085,486	9,510	5,730	(119,402)	(4,201,040)	(144,425)	86,063
Reinvested capital gains	5,888,178	2,346,470	-	-	2,917,556	2,767,140	1,393,989	140,937

Net increase (decrease) in contract owners’ equity resulting from operations	2,461,788	13,754,646	41,823	17,965	3,532,285	913,823	1,568,155	359,357

Equity transactions:
Purchase payments received from contract owners (note 6)	6,699,108	8,015,837	39,059	49,427	1,551,393	2,301,920	1,422,255	1,663,612
Transfers between funds	5,950,710	12,414,642	477,727	307,240	1,142,298	(2,433,681)	597,210	(1,364,094)
Surrenders (note 6)	(4,533,132)	(11,104,790)	(706)	(19,071)	(1,247,446)	(5,825,971)	(312,800)	(3,522,388)
Death benefits (note 4)	(348,000)	(78,939)	-	-	(7,610)	(38,052)	(2,395)	(21,928)
Net policy repayments (loans) (note 5)	(390,286)	(20,030)	939	374	-	-	-	-
Deductions for surrender charges (note 2d)	(11,317)	(1,671)	(93)	(1,701)	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,463,229)	(1,270,895)	(19,732)	(11,120)	(255,221)	(309,455)	(181,347)	(188,860)
Asset charges (note 3):
FPVUL & VEL contracts	(13,769)	(5,571)	(1,583)	(872)	-	-	-	-
MSP contracts	(1,406)	(189)	(90)	(25)	-	-	-	-
SL contracts	(3,475)	(1,426)	(585)	(101)	-	-	-	-
Adjustments to maintain reserves	(31)	23,259	97	(9)	480	3,236	217	1,091

Net equity transactions	5,885,173	7,970,227	495,032	324,142	1,183,894	(6,302,003)	1,523,140	(3,432,567)

Net change in contract owners’ equity	8,346,961	21,724,873	536,855	342,107	4,716,179	(5,388,180)	3,091,295	(3,073,210)
Contract owners’ equity beginning of period	90,826,099	69,101,226	543,609	201,502	22,715,392	28,103,572	11,308,565	14,381,775

Contract owners’ equity end of period	$99,173,060	90,826,099	1,080,464	543,609	27,431,571	22,715,392	14,399,860	11,308,565

CHANGES IN UNITS:
Beginning units	5,136,926	4,627,720	51,598	19,896	1,128,870	1,481,904	939,794	1,278,060

Units purchased	1,435,442	1,306,509	48,184	34,852	379,140	153,093	255,291	235,785
Units redeemed	(1,121,126)	(797,303)	(2,322)	(3,150)	(344,488)	(506,127)	(140,439)	(574,051)

Ending units	5,451,242	5,136,926	97,460	51,598	1,163,522	1,128,870	1,054,646	939,794

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowPerStrBal		DrySRGro		TurnGrowth		VEWrldEMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$611	-	79,177	13,295	-	-	80,751	84,938
Realized gain (loss) on investments	(153)	-	388,700	(55,407)	-	-	2,424,018	1,284,003
Change in unrealized gain (loss) on investments	(6,873)	-	673,725	1,370,321	-	-	850,067	2,758,263
Reinvested capital gains	5,564	-	-	-	-	-	3,792,797	1,453,634

Net increase (decrease) in contract owners’ equity resulting from operations	(851)	-	1,141,602	1,328,209	-	-	7,147,633	5,580,838

Equity transactions:
Purchase payments received from contract owners (note 6)	(1)	-	1,669,314	1,957,145	-	(314)	2,180,732	1,351,579
Transfers between funds	68,501	-	(919,841)	(882,076)	-	(158)	5,342,557	1,591,024
Surrenders (note 6)	-	-	(1,145,171)	(906,318)	-	-	(2,715,913)	(1,042,203)
Death benefits (note 4)	-	-	(70,515)	(79,789)	-	-	(17,254)	(8,419)
Net policy repayments (loans) (note 5)	-	-	(145,670)	(66,827)	-	45	(225,567)	(487,331)
Deductions for surrender charges (note 2d)	-	-	(42,105)	(78,414)	-	-	(67,425)	(43,711)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,837)	-	(948,726)	(1,052,968)	-	427	(680,487)	(611,984)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(61,327)	(59,616)	-	-	(56,895)	(44,978)
MSP contracts	-	-	(2,201)	(2,467)	-	-	(933)	(647)
SL contracts	-	-	(4,892)	(5,025)	-	-	(6,996)	(6,099)
Adjustments to maintain reserves	28	-	127	1,725	-	-	52	(345)

Net equity transactions	66,691	-	(1,671,007)	(1,174,630)	-	-	3,751,872	696,886

Net change in contract owners’ equity	65,840	-	(529,405)	153,579	-	-	10,899,505	6,277,724
Contract owners’ equity beginning of period	-	-	15,428,539	15,274,960	-	-	20,038,378	13,760,654

Contract owners’ equity end of period	$65,840	-	14,899,134	15,428,539	-	-	30,937,883	20,038,378

CHANGES IN UNITS:
Beginning units	-	-	1,291,626	1,397,018	-	-	722,392	698,520

Units purchased	6,231	-	170,624	182,190	-	49	201,896	136,935
Units redeemed	(171)	-	(304,318)	(287,582)	-	(49)	(140,816)	(113,063)

Ending units	6,060	-	1,157,932	1,291,626	-	-	783,472	722,392

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAs		VKUCorPlus		VKUEmMkt		VKUMCpGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,145	(4,133)	101,028	77,741	780,351	1,330,659	(10,665)	(9,401)
Realized gain (loss) on investments	2,746,926	4,562,925	(4,898)	(8,603)	(156,036)	(46,443)	123,206	779,703
Change in unrealized gain (loss) on investments	3,778,614	(1,696,211)	49,582	542	(291,052)	(428,311)	902,460	(658,265)
Reinvested capital gains	2,778,314	1,034,045	-	10,330	339,236	293,124	356,505	414,443

Net increase (decrease) in contract owners’ equity resulting from operations	9,306,999	3,896,626	145,712	80,010	672,499	1,149,029	1,371,506	526,480

Equity transactions:
Purchase payments received from contract owners (note 6)	1,842,459	1,455,729	331,884	282,476	899,552	1,126,294	514,478	625,729
Transfers between funds	5,003,434	1,215,205	935,694	676,418	506,893	(3,393,738)	2,083,000	689,264
Surrenders (note 6)	(2,075,418)	(1,683,571)	(20,459)	(100,849)	(459,758)	(564,400)	(397,963)	(225,258)
Death benefits (note 4)	(63,440)	(36,968)	(12,161)	-	(6,488)	(21,145)	(17,838)	(5,059)
Net policy repayments (loans) (note 5)	(142,453)	55,554	(10,954)	(17,816)	(89,124)	(103,345)	(118,658)	(26,087)
Deductions for surrender charges (note 2d)	(15,474)	(51,830)	(3,439)	(4,133)	(8,810)	(29,118)	(6,663)	(14,362)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(581,186)	(531,025)	(127,517)	(107,363)	(319,737)	(371,946)	(179,405)	(173,251)
Asset charges (note 3):
FPVUL & VEL contracts	(39,632)	(36,114)	(8,674)	(7,082)	(22,360)	(22,200)	(11,015)	(10,068)
MSP contracts	(1,097)	(947)	(818)	(316)	(909)	(831)	(154)	(130)
SL contracts	(6,656)	(5,760)	(2,520)	(911)	(3,833)	(3,626)	(1,350)	(1,151)
Adjustments to maintain reserves	(1,244)	(2,992)	8	15	82	101	15	(135)

Net equity transactions	3,919,293	377,281	1,081,045	720,439	495,507	(3,383,954)	1,864,446	859,492

Net change in contract owners’ equity	13,226,292	4,273,907	1,226,757	800,449	1,168,006	(2,234,925)	3,235,952	1,385,972
Contract owners’ equity beginning of period	21,140,115	16,866,208	2,203,064	1,402,615	11,057,484	13,292,409	5,953,935	4,567,963

Contract owners’ equity end of period	$34,366,407	21,140,115	3,429,821	2,203,064	12,225,490	11,057,484	9,189,887	5,953,935

CHANGES IN UNITS:
Beginning units	720,990	718,664	190,806	126,012	514,122	682,272	641,876	536,530

Units purchased	188,799	88,502	110,813	84,880	117,121	88,656	242,918	178,601
Units redeemed	(135,009)	(86,176)	(19,925)	(20,086)	(110,583)	(256,806)	(75,020)	(73,255)

Ending units	774,780	720,990	281,694	190,806	520,660	514,122	809,774	641,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE		WRGrowth		WRRealEstS		WRSciTech
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$891,057	788,090	(108)	(1,761)	753	246	(1)	-
Realized gain (loss) on investments	13,619,379	6,245,079	6,486	(74,296)	1,347	480	1	-
Change in unrealized gain (loss) on investments	(37,103,354)	14,169,666	(6,613)	829	(30,222)	4,210	(752)	-
Reinvested capital gains	7,855,595	5,346,275	5,561	-	6,902	1,120	833	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,737,323)	26,549,110	5,326	(75,228)	(21,220)	6,056	81	-

Equity transactions:
Purchase payments received from contract owners (note 6)	7,996,860	9,310,060	446	-	8,026	629	-	-
Transfers between funds	(14,575,193)	1,549,147	213,856	104,397	119,692	40,773	4,475	-
Surrenders (note 6)	(5,715,823)	(3,486,873)	(97)	-	-	(319)	-	-
Death benefits (note 4)	(94,246)	(111,497)	-	-	(13)	-	-	-
Net policy repayments (loans) (note 5)	(871,143)	(516,555)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(138,585)	(151,721)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,680,819)	(2,753,121)	(579)	(6,134)	(1,748)	(479)	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(160,011)	(151,490)	-	-	-	-	-	-
MSP contracts	(7,515)	(8,360)	-	-	-	-	-	-
SL contracts	(22,906)	(19,001)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,594)	9,186	50	8	(13)	54	8	-

Net equity transactions	(16,270,975)	3,669,775	213,676	98,271	125,944	40,658	4,483	-

Net change in contract owners’ equity	(31,008,298)	30,218,885	219,002	23,043	104,724	46,714	4,564	-
Contract owners’ equity beginning of period	100,644,807	70,425,922	23,043	-	46,714	-	-	-

Contract owners’ equity end of period	$69,636,509	100,644,807	242,045	23,043	151,438	46,714	4,564	-

CHANGES IN UNITS:
Beginning units	2,819,290	2,709,484	1,882	-	3,140	-	-	-

Units purchased	452,612	412,839	15,885	90,417	9,507	3,198	448	-
Units redeemed	(934,510)	(303,033)	(2,105)	(88,535)	(527)	(58)	-	-

Ending units	2,337,392	2,819,290	15,662	1,882	12,120	3,140	448	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVOpp
Investment activity:	2007	2006
Net investment income (loss)	$152,034	(26,293)
Realized gain (loss) on investments	1,395,702	3,018,661
Change in unrealized gain (loss) on investments	(3,753,806)	(2,833,629)
Reinvested capital gains	4,072,320	3,200,397

Net increase (decrease) in contract owners’ equity resulting from operations	1,866,250	3,359,136

Equity transactions:
Purchase payments received from contract owners (note 6)	1,651,619	3,443,916
Transfers between funds	(2,371,425)	(5,466,911)
Surrenders (note 6)	(1,259,320)	(1,514,361)
Death benefits (note 4)	(11,325)	(131,177)
Net policy repayments (loans) (note 5)	(454,366)	(173,669)
Deductions for surrender charges (note 2d)	(42,949)	(52,172)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(824,682)	(928,700)
Asset charges (note 3):
FPVUL & VEL contracts	(55,843)	(54,429)
MSP contracts	(1,246)	(1,283)
SL contracts	(12,989)	(12,740)
Adjustments to maintain reserves	2,073	62

Net equity transactions	(3,380,453)	(4,891,464)

Net change in contract owners’ equity	(1,514,203)	(1,532,328)
Contract owners’ equity beginning of period	28,527,670	30,059,998

Contract owners’ equity end of period	$27,013,467	28,527,670

CHANGES IN UNITS:
Beginning units	2,101,264	2,485,342

Units purchased	206,219	319,153
Units redeemed	(440,523)	(703,231)

Ending units	1,866,960	2,101,264

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts
Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

AIM VIF – International Growth Fund – Series I (AIMIntGr)

AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Asset Allocation Fund – Class 2 (AFAssetAlloc)*

American Funds IS – Bond Fund – Class 2 (AFBnd2)*

American Funds IS – Growth Fund – Class 2 (AFGrowth2)*

BlackRock International Index Portfolio – Class II (BRIntIndex)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Davis Variable Account Fund, Inc. – Davis Value Portfolio (DavVAFVal)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – European Equity Portfolio (DryIPEuroEq)*

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the DWS VIP Funds;

DWS Investments VIT Funds – DWS Small Cap Index VIP – Class A (DWSSm)*

DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

DWS Variable Series II – Dreman Small Mid Cap Value VIP – Class B (DWSSmMidCp)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)*

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)*

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 2 (FrVIPGlInc2)*

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Mutual Discovery Securities Fund – Class 2 (FrVIPMDSec2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Goldman Sachs Mid Cap Value Fund – Class A (GSMdCpValA)*

Goldman Sachs Variable Insurance Trust – Mid Cap Value Fund (GSVTMdCpV)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Small Cap Growth Portfolio – Class I (LMVESmCap)*

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

(formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares) (LincGroOp)

Lord Abbett Series Fund, Inc. – Mid Cap Value Portfolio – Class VC (LrdMidCapV)

Portfolios of the M Fund, Inc.;

M Fund, Inc. – Brandes International Equity Fund (MFIIntl)*

M Fund, Inc. – Business Opportunity Value Fund (MFIBusOp)*

M Fund, Inc. – Frontier Capital Appreciation Fund (MFICapAp)*

M Fund, Inc. – Turner Core Growth Fund (MFICoreGro)*

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Research International Series – Service Class (MFSRsrchIntl)

MFS VIT – Value Series – Initial Class (MFSValue)

MFS VIT – Value Series – Service Class (MFSValueS)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class II (NVITIntIdx2)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class I (NVITIntValI)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class I (NBTARegI)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Non-Service Shares (OppStrBdFnd)*

PIMCO Total Return Fund – Administrative Shares (PimTotRet)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer Emerging Markets Portfolio – Class I Shares (PioVEmMrkt)*

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – OTC & Emerging Growth Fund – IB Shares (PVTOTCGr)*

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Portfolios of the Royce Captial Fund;

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

Royce Capital Fund – Small Cap Portfolio (RCFSmCap)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Health Sciences Portfolio – II (TRowHlthSc2)*

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Equity Growth Portfolio – Class I (VKUEqGro)*

Van Kampen UIF – Global Real Estate Portfolio – Class II (VKUGlobRE)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Vanguard® Variable Insurance Funds (Vanguard® VIF);

Vanguard® VIF – Balanced Portfolio (VVIFBal)*

Vanguard® VIF – Diversified Value Portfolio (VVIFDivVal)*

Vanguard® VIF – International Portfolio (VVIFIntl)*

Vanguard® VIF – Mid Cap Index Portfolio (VVIFMCpIndx)*

Vanguard® VIF – Short-Term Investment-Grade Portfolio (VVIFStTmInv)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)*

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)*

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

Wells Fargo AVT – Small Cap Growth Fund (WFVSmCpGr)*

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in-First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium
For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $22,337,781 and $30,403,541, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges
For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges
Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)
For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)
For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)
For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Corporate Contracts
For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $26,820,115 and $33,285,412, respectively, and total transfers from the Account to the fixed account were $52,254,217 and $48,694,028, respectively.
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM VIF – Basic Value Fund – Series I
2007	0.00%	315,430	$17.772480	$5,605,973	0.59%	1.54%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94	% 05/01/03

AIM VIF – Capital Development Fund – Series I
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96	% 05/01/03

American Century VP – Income & Growth Fund – Class I
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%

American Century VP – Inflation Protection Fund – Class II
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24	% 04/30/03

American Century VP – International Fund – Class I
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%

American Century VP – International Fund – Class III
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	172,152	$13.306496	$2,290,740	0.74%	-2.31%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22	% 05/02/05

American Century VP – Ultra® Fund – Class I
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%

American Century VP – Value Fund – Class I
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%

American Century VP – VistaSM Fund – Class I
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64	% 05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%

Credit Suisse Trust – International Focus Portfolio
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.00%	46,856	$14.026060	$657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01	% 05/01/03

Federated IS – American Leaders Fund II – Primary Shares
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99	% 05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53	% 05/01/03

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95	% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15	% 05/01/07

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.00%	4,524,124	$27.094222	$122,577,620	0.89%	17.51%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18	% 05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85	% 05/01/03

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19	% 05/02/05

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30	% 05/02/05

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04	% 05/02/05

Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	280,836	$12.380292	$3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19	% 05/02/05

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16	% 05/01/06

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07	% 05/01/03

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57	% 05/01/03

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.00%	807,056	17.366191	14,015,489	0.00%	3.21%
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02	% 05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29	% 05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lehman Brothers AMT Short Duration Bond Portfolio – I Class
2007	0.00%	757,962	$11.273070	$8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00	% 05/01/03

MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98	% 05/01/03

MFS VIT – Value Series – Initial Class
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68	% 05/01/03

Nationwide GVIT Strategic Value Fund – Class I
2003	0.00%	99,848	10.495857	1,047,990	0.04%	38.81%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57	% 05/01/06

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39	% 05/01/06

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42	% 05/01/06

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08	% 05/01/07

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64	% 05/01/06

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41	% 05/02/05

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37	% 05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.00%	177,796	$24.676248	$4,387,338	2.57%	20.43%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42	% 05/02/05

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17	% 05/02/05

Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%

Nationwide VIT – Growth Fund – Class I
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%

Nationwide VIT – International Index Fund – Class VI
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75	% 05/01/06
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – International Value Fund – Class I
2007	0.00%	93,770	$23.734976	$2,225,629	2.02%	2.92%
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38	% 05/01/03

Nationwide VIT – International Value Fund – Class III
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52	% 05/02/05

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class I
2007	0.00%	8,018,358	$13.999702	$112,254,623	4.65%	4.79%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%

Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.00%	434,652	$22.326685	$9,704,338	0.26%	7.39%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50	% 05/02/05

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62	% 05/02/05

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75	% 05/01/03

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60	% 05/02/05

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%

Oppenheimer VAF – High Income Fund – Class 3
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39	% 05/01/07

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82	% 05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.00%	264,706	$20.683895	$5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70	% 05/01/03

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%

Putnam VT – Growth and Income Fund – IB Shares
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25	% 05/01/03

Putnam VT – International Equity Fund – IB Shares
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99	% 05/01/03

Putnam VT – Voyager Fund – IB Shares
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54	% 05/01/03

T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15	% 05/02/05

T. Rowe Price Equity Income Portfolio – II
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28	% 05/02/05

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%

Turner GVIT Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.00%	517,190	$35.963363	$18,599,892	0.40%	37.61%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34	% 05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%

Wells Fargo AVT – Opportunity FundSM
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier (0.10%)

AIM VIF – Basic Value Fund – Series I
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM VIF – Capital Development Fund – Series I
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

AIM VIF – International Growth Fund – Series I
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.10%	63,136	$19.039121	$1,202,054	1.44%	5.01%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century VP – Income & Growth Fund – Class I
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%

American Century VP – International Fund – Class I
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%

American Century VP – Ultra® Fund – Class I
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%

American Century VP – Value Fund – Class I
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%

American Century VP – VistaSM Fund – Class I
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	11.248621	109,280	0.76%	25.04%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.10%	108,528	$13.238181	$1,436,713	1.56%	7.02%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.10%	45,242	$16.900270	$764,602	0.83%	5.49%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.10%	82,090	17.233732	1,414,717	0.00%	3.10%
2005	0.10%	123,464	16.714800	2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.10%	129,912	$19.476896	$2,530,283	0.00%	3.32%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.10%	160,904	$15.831585	$2,547,365	4.48%	7.05%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%

Nationwide VIT – Growth Fund – Class I
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2006	0.10%	1,864	14.029768	26,151	2.47%	12.47%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class V
2007	0.10%	5,521,946	$11.419178	$63,056,084	4.74%	4.76%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%

Nationwide VIT – Nationwide Fund – Class l
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.10%	100,594	$16.042197	$1,613,749	0.26%	7.28%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.10%	832,700	$13.106902	$10,914,117	4.81%	8.63%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price Equity Income Portfolio – II
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%

T. Rowe Price New America Growth Portfolio
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%

The Dreyfus Socially Responsible Growth Fund, Inc.– Initial Shares
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%

Turner GVIT Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.10%	59,566	$11.399129	$679,001	0.00%	22.54%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.10%	12,832	15.465588	198,454	0.00%	25.69%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%

Wells Fargo AVT – Opportunity FundSM
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.20%)

AIM VIF – Basic Value Fund – Series I
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM VIF – Capital Development Fund – Series I
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM VIF – International Growth Fund – Series I
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27	% 05/01/06

American Century VP – Income & Growth Fund – Class I
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – International Fund – Class I
2007	0.20%	563,546	$13.983846	$7,880,540	0.70%	17.82%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%

American Century VP – Ultra® Fund – Class I
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century VP – Value Fund – Class I
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus VIF – International Value Portfolio- Initial Shares
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.20%	110,682	$15.249527	$1,687,848	5.83%	5.17%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.20%	159,120	17.102157	2,721,295	0.00%	3.00%
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Goldman Sachs VIT Mid Cap Value Fund
2007	0.20%	1,061,686	$21.391758	$22,711,330	0.81%	3.00%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2004	0.20%	21,186	$13.925951	$295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Nationwide VIT – Gartmore International Growth Fund – Class I
2004	0.20%	12,706	7.691798	97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Nationwide VIT – Global Financial Services Fund – Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Nationwide VIT – Government Bond Fund – Class I
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Nationwide VIT – Growth Fund – Class I
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.20%	21,560	$13.922670	$300,173	3.18%	5.65%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Nationwide VIT – Mid Cap Growth Fund – Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%

Nationwide VIT – Money Market Fund – Class I
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Nationwide VIT – Money Market Fund – Class V
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Nationwide VIT – Nationwide Fund – Class I
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Nationwide VIT – Nationwide Leaders Fund – Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2004	0.20%	49,480	$10.312567	$510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman AMT – Partners Portfolio – Class I
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.20%	777,912	$13.840237	$10,766,486	4.64%	10.42%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price Equity Income Portfolio – II
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

T. Rowe Price New America Growth Portfolio
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09	% 05/03/04

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Turner GVIT Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.20%	79,524	$22.841354	$1,816,436	7.13%	6.32%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo AVT – Opportunity FundSM
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.25%)

AIM VIF – Basic Value Fund – Series I
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM VIF – Capital Development Fund – Series I
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM VIF – International Growth Fund – Series I
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23	% 05/01/06

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Income & Growth Fund – Class I
2007	0.25%	200,072	$13.156950	$2,632,337	1.91%	-0.32%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%

American Century VP – International Fund – Class I
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%

American Century VP – Mid Cap Value Fund – Class I
2007	0.25%	48	13.218157	634	0.74%	-2.55%

American Century VP – Ultra® Fund – Class I
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%

American Century VP – Value Fund – Class I
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%

American Century VP – VistaSM Fund – Class I
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2005	0.25%	248	11.444645	2,838	0.00%	14.45	% 05/02/05

BlackRock International Index Portfolio – Class II
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2005	0.25%	732	11.632654	8,515	1.76%	16.33	% 05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78	% 05/02/05

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%

Credit Suisse Trust – International Focus Portfolio
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.25%	30,302	$17.729117	$537,228	0.45%	1.24%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57	% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.25%	1,540,530	$16.509660	$25,433,627	3.19%	16.91%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52	% 05/02/05

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.25%	174,802	17.036832	2,978,072	0.00%	2.95%
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.25%	1,592,000	$12.630653	$20,108,000	0.19%	36.29%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2005	0.25%	75 420	15 906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

Lord Abbett Series Fund, Inc. – Mid – Cap Value Portfolio – Class VC
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70	% 05/02/05

MFS VIT – Research International Series – Service Class
2007	0.25%	128	10.563577	1,352	0.00%	5.64	% 05/01/07

Nationwide GVIT Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Global Utilities Fund – Class l
2007	0.25%	27,478	$24.329252	$668,519	2.57%	20.13%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Nationwide VIT – Government Bond Fund – Class I
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%

Nationwide VIT – Growth Fund – Class I
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%

Nationwide VIT – International Index Fund – Class II
2007	0.25%	164,488	10.117465	1,664,202	1.19%	1.17	% 05/01/07

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.25%	332,180	$12.924331	$4,293,204	3.54%	5.12%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%

Nationwide VIT – Money Market Fund – Class I
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%

Nationwide VIT – Money Market Fund – Class V
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.25%	575,424	$20.441984	$11,762,808	1.13%	-7.13%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%

Nationwide VIT – Nationwide Fund – Class I
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%

Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.25%	25,412	$17.855044	$453,732	0.62%	9.06%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%

Neuberger Berman AMT – Regency Portfolio – Class I
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58	% 05/01/06

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09	% 05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.25%	195,182	$17.203983	$3,357,908	5.36%	5.65%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price Equity Income Portfolio – II
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price Mid – Cap Growth Portfolio — II
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

T. Rowe Price New America Growth Portfolio
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05	% 05/03/04

T. Rowe Price Personal Strategy Balanced Portfolio
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%

Turner GVIT Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.25%	401,714	$11.268795	$4,526,833	0.00%	22.36%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.25%	2,806	15.403902	43,223	0.00%	25.50%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.25%	448	10.188127	4,564	0.00%	1.88	% 09/27/07

Wells Fargo AVT – Opportunity FundSM
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier (0.40%)

AIM VIF – Basic Value Fund – Series I
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%

AIM VIF – Capital Appreciation Fund – Series I
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%

AIM VIF – Capital Development Fund – Series I
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM VIF – International Growth Fund – Series I
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07	% 05/03/04

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12	% 05/01/06

American Century VP – Income & Growth Fund – Class I
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – International Fund – Class I
2007	0.40%	3,154	$17.343787	$54,702	0.70%	17.58%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%

American Century VP – Ultra® Fund – Class I
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%

American Century VP – Value Fund – Class I
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%

American Century VP – VistaSM Fund – Class I
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.40%	596	11.433293	6,814	0.00%	14.33	% 05/02/05

BlackRock International Index Portfolio – Class II
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.40%	220	11.621096	2,557	1.76%	16.21	% 05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66	% 05/02/05

Calvert Variable Series Inc. – Social Equity Portfolio
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.40%	180,206	$21.606848	$3,893,684	1.57%	3.74%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%

Fidelity® VIP – High Income Portfolio – Service Class
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.40%	64,892	$22.480343	$1,458,794	1.86%	14.99%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.96%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41	% 05/02/05

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.40%	106,988	16.842189	1,801,912	0.00%	2.80%
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.40%	154,928	$19.168269	$2,969,702	0.00%	3.01%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59	% 05/02/05

MFS VIT – Research International Series – Service Class
2007	0.40%	772	10.552986	8,147	0.00%	5.53	% 05/01/07

Nationwide GVIT Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%

Nationwide VIT – Gartmore Global Utilities Fund – Class l
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%

Nationwide VIT – Gartmore International Growth Fund – Class I
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%

Nationwide VIT – Global Financial Services Fund – Class I
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Nationwide VIT – Global Health Sciences Fund – Class l
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.40%	440,784	$16.208282	$7,144,351	4.48%	6.73%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%

Nationwide VIT – Growth Fund – Class I
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%

Nationwide VIT – International Index Fund – Class II
2007	0.40%	55,246	10.107323	558,389	1.19%	1.07	% 05/01/07

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%

Nationwide VIT – Mid Cap Growth Fund – Class I
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Money Market Fund – Class I
2005	0.40%	1,872	$12.182168	$22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%

Nationwide VIT – Money Market Fund – Class V
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%

Nationwide VIT – Nationwide Fund – Class I
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2006	0.40%	74	$14.282531	$1,057	0.70%	12.93%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%

Neuberger Berman AMT – Regency Portfolio – Class I
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48	% 05/01/06

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%

Oppenheimer VAF – Main Street®– Non-Service Shares
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98	% 05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.40%	1,905,050	$12.898203	$24,571,722	4.81%	8.31%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%

T. Rowe Price Equity Income Portfolio – II
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%

T. Rowe Price New America Growth Portfolio
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95	% 05/03/04

T. Rowe Price Personal Strategy Balanced Portfolio
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%

Turner GVIT Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.40%	44,500	$11.139857	$495,724	0.00%	22.17%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%

W&R Target Funds, Inc. – Growth Portfolio
2007	0.40%	24	15.342459	368	0.00%	25.31%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%

Wells Fargo AVT – Opportunity FundSM
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%

Contract Owners’ Equity Total By Year
2007				$4,818,135,017

2006				$4,464,442,368

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-31725) on July 21, 1997 and hereby incorporated by reference.

(b)	Custodian Agreements - Not Applicable.

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(d)	The form of the contract –Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(e)	The form of the contract application – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Previously filed with pre-effective amendment number 3 on September 27, 2007 and hereby incorporated by reference.

(g)	Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(h)	Form of Participation Agreement – Filed previously with registration statement (333-31725) and hereby incorporated by reference.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa991.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiifpa99h6.htm”

(7)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiiifpa99h7.htm”

(8)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(9)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h11.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”.

(2)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005, as document “americanfundsfpa.htm”.

(3)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document “blackrockfpa.htm”.

(4)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC dated August 7, 2007, as document “davisfpa.htm”.

(5)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document “dwsfpa.htm”.

(6)
Fund Participation with Legg Mason Partners Variable Portfolio I, Inc. (formerly Salomon Brothers Variable Series Funds Inc. and Salomon Brothers Asset Management Inc. dated September, 1999, as amended, as document “leggmasonfpa.htm”.

(7)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation dated June 5, 2007, as document “lincolnfpa.htm”.

(8)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated December 31, 2002, as amended, as document “lordabbettfpa.htm”.

(9)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document “pimcofpa.htm”.

(10)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document “pioneerfpa.htm”.

(11)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

(12)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document “roycefpa.htm”.

(13)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”.

(14)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document “waddellreedfpa.htm”.

(15)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

(i)	Administrative Contracts

The following Administrative Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, under document “aimasa99i1a.htm”

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, under document “aimasa99i1b.htm”

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, under document “amcentasa99i2.htm”

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, under document “dreyfusasa99i3.htm”

(4)(a)	Dealer Agreement with Federated Securities Corp dated October 26, 2006, under document “fedasa99i4a.htm”

(4)(b)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended.  See Exhibit B of Fund Participation Agreement for information related to administrative services, under document “fedasa99i4b.htm”

(5)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, HTML file name “fidiiiasa99i5a.htm”

(5)(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, under document “fidiiiasa99i5b.htm” as part of Exhibit 99.

(6)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, under document “frankasa99i6.htm”

(7)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, under document “janusasa99i7.htm”

(8)
Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company dated February 1, 2003, as amended, under document “mfsasa99i9.htm”

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.  See Exhibit B and Exhibit E for information related to administrative services, under document “nwasa99i10.htm”

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  See Exhibit D for information related to administrative services, under document “neuberasa99i11.htm”

(11)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, under document “oppenasa99i12.htm”

(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, under document “troweasa99i13.htm”

(13)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, under document “univasa99i14.htm”
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, as document “alliancebernsteinasa.htm”.

(2)	Administrative Services Agreement with American Funds Distributors, Inc. and Capital Research and Management Company dated July 20, 2005, as document “americanfundasa.htm”.

(3)	Administrative Services Agreement with BlackRock (formerly FAM Variable Series Funds, Inc. and FAM Distributors, Inc.) dated April 13, 2004, as amended, as document “blackrockasa.htm”.

(4)	Administrative Service Agreement with Davis Distributors, LLC dated August 7, 2007, as document “davisasa.htm”.

(5)
Fund Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc.) dated July 1, 2004, as document “dwsfpa.htm”.  See Article 2.3 for information on administrative services.

(6)
Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.) dated September 1999, as amended, as document “leggmasonasa.htm”.

(7)(a)	Administrative Services Agreement with Lincoln Investment Advisors Corporation dated June 5, 2007, as document “lincolnasaa.htm”.

(7)(b)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007, as document “lincolnasab.htm”.

(8)	Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated December 31, 2002, as amended, as document “lordabbettasa.htm”.

(9)(a)	Administrative Services Agreement with Pacific Investment Management Company LLC dated March 28, 2002, as amended, as document “pimcoasaa.htm”.

(9)(b)	Administrative Services Agreement with PIMCO Variable Insurance Trust dated March 28, 2002, as amended, as document “pimcoasab.htm”.

(10)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document “pioneerfpa.htm”.  See Schedule B for information on administrative services.

(11)	Administrative Services Agreement with Putnam Retail Management Limited Partnership dated August 1, 2006, as amended, as document “putnamasa.htm”.

(12)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document “roycefpa.htm”. See Exhibits C and D for information on administrative services.

(13)	Administrative Services Agreement with Van Eck Securities Corporation dated November 3, 1997, as amended, as document “vaneckasa.htm”.

(14)	Administrative Services Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document “waddellreedasa.htm”.

(15)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargoasa.htm”.

(j)	Other Material Contracts - Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-137202) on September 8, 2006 under document “legalopinion.htm” and hereby incorporated by reference.

(l)	Actuarial Opinion - Not Applicable.

(m)	Calculation - Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto..

(o)	Omitted Financial Statements - Not Applicable.

(p)	Initial Capital Agreements - Not Applicable.

(q)	Redeemability Exemption– Filed previously with registration statement (333-140608) on July 17, 2007 under document “redeemexempt.htm” and hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate
Director	Thomas F. Zenty III

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 (“Act”) is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18th  day of September, 2008.

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 18th day of September, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
THOMAS F. ZENTY III
Thomas F. Zenty III, Director
By /s/ Timothy D. Crawford
Timothy D. Crawford
Attorney-in-Fact